UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 34.0%
Automotive – 0.6%
Ford Motor Credit Co. LLC
$5,250,000	5.875%		08/02/21	$ 6,156,552

Banks – 11.0%
American Express Co.(a)(b)
2,125,000	6.800		09/01/66	2,332,188
Australia & New Zealand Banking Group Ltd.(c)
1,475,000	4.500		03/19/24	1,513,934
Bank of America Corp.
4,350,000	2.650		04/01/19	4,401,231
6,225,000	4.125		01/22/24	6,417,356
2,300,000	4.000		04/01/24	2,350,772
Bank of Scotland PLC(c)
400,000	5.250		02/21/17	442,191
Barclays Bank PLC
2,675,000	2.500		02/20/19	2,712,774
BB&T Corp.(b)
2,025,000	1.600		08/15/17	2,031,926
Capital One Financial Corp.
2,225,000	1.000		11/06/15	2,229,495
CBA Capital Trust II(a)(b)(c)
4,140,000	6.024		12/31/49	4,357,350
Citigroup, Inc.
4,650,000	5.000		09/15/14	4,691,171
1,000,000	3.375		03/01/23	993,108
Compass Bank
1,950,000	5.500		04/01/20	2,109,581
Credit Suisse AG(c)
1,475,000	6.500		08/08/23	1,673,590
Credit Suisse New York
1,475,000	2.300		05/28/19	1,477,179
ING Bank NV(c)
4,500,000	2.000		09/25/15	4,572,400
Intesa Sanpaolo SPA
3,400,000	3.125		01/15/16	3,492,945
1,375,000	2.375		01/13/17	1,395,710
3,850,000	3.875		01/16/18	4,054,032
1,550,000	5.017	(c)	06/26/24	1,574,441
Lloyds Bank PLC
1,575,000	2.300		11/27/18	1,598,296
Macquarie Bank Ltd.(c)
2,350,000	2.600		06/24/19	2,364,854
Northern Rock Asset Management PLC(c)
8,900,000	5.625		06/22/17	9,988,757
PNC Preferred Funding Trust II(a)(b)(c)
3,200,000	1.453		03/29/49	3,084,000
Regions Bank
1,575,000	7.500		05/15/18	1,874,678
Regions Financial Corp.
3,475,000	5.750		06/15/15	3,637,456
Resona Preferred Global Securities Ltd.(a)(b)(c)
3,650,000	7.191		12/31/49	3,837,062
Royal Bank of Scotland PLC
2,825,000	2.550		09/18/15	2,877,379
1,025,000	9.500	(a)(b)	03/16/22	1,201,813
1,350,000	6.000		12/19/23	1,464,945
Santander Bank NA
975,000	8.750		05/30/18	1,161,141
Santander Holdings USA, Inc.(b)
1,400,000	3.000		09/24/15	1,430,903

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander UK PLC(c)
$1,125,000	5.000%		11/07/23	$ 1,215,036
Sparebank 1 Boligkreditt AS(c)
9,900,000	2.625		05/26/17	10,244,518
600,000	1.750		11/15/20	587,170
Sumitomo Mitsui Financial Group, Inc.(c)
2,950,000	4.436		04/02/24	3,082,886
SunTrust Banks, Inc.(b)
2,450,000	3.600		04/15/16	2,563,035
Union Bank NA
4,800,000	2.125		06/16/17	4,880,282
Wells Fargo & Co.(a)(b)
4,175,000	5.900		06/15/49	4,428,631

				116,346,216

Brokerage – 0.6%
Morgan Stanley, Inc.
5,625,000	6.625		04/01/18	6,565,535

Chemicals – 1.1%
Ecolab, Inc.
4,650,000	1.450		12/08/17	4,647,761
LyondellBasell Industries NV(b)
2,663,000	5.000		04/15/19	3,003,800
Monsanto Co.
2,200,000	2.125		07/15/19	2,205,981
1,725,000	4.400	(b)	07/15/44	1,728,113

				11,585,655

Consumer Products – 0.6%
Avon Products, Inc.
3,425,000	4.600		03/15/20	3,561,394
Kimberly-Clark Corp.
3,125,000	3.700		06/01/43	2,899,815

				6,461,209

Distributor(c) – 0.2%
Ras Laffan Liquefied Natural Gas Co. Ltd. III
1,700,000	5.500		09/30/14	1,712,580

Electric – 0.8%
Florida Power & Light Co.(b)
2,132,000	4.125		02/01/42	2,130,537
NV Energy, Inc.
2,075,000	6.250		11/15/20	2,464,062
Puget Sound Energy, Inc.(a)(b)
1,180,000	6.974		06/01/67	1,238,186
Ruwais Power Co. PJSC(c)
740,000	6.000		08/31/36	821,400
Southern California Edison Co.(b)
1,950,000	4.050		03/15/42	1,908,842

				8,563,027

Energy – 2.3%
Anadarko Petroleum Corp.
1,350,000	6.450		09/15/36	1,715,108
BG Energy Capital PLC(a)(b)
3,375,000	6.500		11/30/72	3,732,283
Dolphin Energy Ltd.(c)
1,080,625	5.888		06/15/19	1,199,494
1,760,000	5.500		12/15/21	1,997,776
Gazprom Neft OAO Via GPN Capital SA
400,000	4.375		09/19/22	371,500

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Nexen, Inc.
$1,069,000	6.400%		05/15/37	$ 1,275,254
Petrobras Global Finance BV
2,770,000	4.875		03/17/20	2,845,067
550,000	6.250		03/17/24	585,420
Petroleos Mexicanos(c)
1,180,000	6.375		01/23/45	1,359,360
PTTEP Canada International Finance Ltd.(c)
1,990,000	5.692		04/05/21	2,217,990
Transocean, Inc.
2,645,000	6.500		11/15/20	3,060,912
Transportadora de Gas Internacional SA ESP(b)
1,020,000	5.700		03/20/22	1,096,500
Weatherford International Ltd.
1,921,000	9.625		03/01/19	2,520,054

				23,976,718

Food & Beverage(c) – 0.5%
Pernod-Ricard SA
5,425,000	4.450		01/15/22	5,783,620

Health Care - Medical Products – 0.6%
Celgene Corp.
1,200,000	2.250		05/15/19	1,199,114
DENTSPLY International, Inc.
1,550,000	2.750		08/15/16	1,597,914
Life Technologies Corp.
1,627,000	6.000		03/01/20	1,895,597
1,090,000	5.000	(b)	01/15/21	1,214,963

				5,907,588

Health Care - Services – 0.3%
Express Scripts Holding Co.
3,475,000	3.125		05/15/16	3,618,949

Home Construction – 0.3%
MDC Holdings, Inc.
1,950,000	5.625		02/01/20	2,113,537
1,575,000	6.000	(b)	01/15/43	1,522,893

				3,636,430

Life Insurance – 0.9%
American International Group, Inc.
1,200,000	2.375		08/24/15	1,222,107
800,000	5.850		01/16/18	909,917
Genworth Financial, Inc.
875,000	8.625		12/15/16	1,023,380
Genworth Holdings, Inc.
625,000	7.200		02/15/21	761,902
Reliance Standard Life Global Funding II(c)
1,600,000	2.500		04/24/19	1,605,053
The Northwestern Mutual Life Insurance Co.(c)
3,100,000	6.063		03/30/40	3,845,125

				9,367,484

Media - Cable – 1.2%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
950,000	2.400		03/15/17	976,549
4,325,000	3.800		03/15/22	4,468,737
Time Warner Cable, Inc.
3,377,000	7.300		07/01/38	4,525,753
725,000	5.875	(b)	11/15/40	836,297
1,594,000	5.500	(b)	09/01/41	1,779,037

				12,586,373

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Media - Non Cable – 0.7%
NBCUniversal Media LLC
$3,850,000	4.375%	04/01/21	$ 4,251,033
WPP Finance UK
2,850,000	8.000	09/15/14	2,892,471

			7,143,504

Metals & Mining(c) – 0.9%
Glencore Funding LLC
1,525,000	1.700	05/27/16	1,538,880
5,025,000	2.700	10/25/17	5,157,977
2,400,000	2.500	01/15/19	2,393,892

			9,090,749

Noncaptive - Financial – 0.8%
General Electric Capital Corp.
1,050,000	3.150	09/07/22	1,056,212
2,625,000	5.875	01/14/38	3,167,623
International Lease Finance Corp.
4,000,000	5.750	05/15/16	4,265,000

			8,488,835

Pharmaceuticals – 0.1%
AbbVie, Inc.
275,000	1.750	11/06/17	276,119
Actavis Funding SCS(c)
525,000	2.450	06/15/19	526,827

			802,946

Pipelines – 1.3%
Enterprise Products Operating LLC(a)(b)
4,100,000	8.375	08/01/66	4,612,500
1,350,000	7.000	06/01/67	1,424,250
Tennessee Gas Pipeline Co.
1,450,000	8.375	06/15/32	2,029,695
TransCanada PipeLines Ltd.(a)(b)
3,200,000	6.350	05/15/67	3,312,000
Williams Partners LP(b)
2,550,000	3.900	01/15/25	2,561,345

			13,939,790

Property/Casualty Insurance – 0.1%
Arch Capital Group Ltd.
1,200,000	7.350	05/01/34	1,620,657

Real Estate Investment Trusts – 3.6%
American Campus Communities Operating Partnership LP(b)
3,175,000	3.750	04/15/23	3,140,657
Camden Property Trust
3,575,000	5.700	05/15/17	4,005,727
CBL & Associates LP(b)
1,675,000	5.250	12/01/23	1,782,882
DDR Corp.
4,155,000	7.500	04/01/17	4,794,207
ERP Operating LP(b)
2,825,000	4.500	07/01/44	2,853,092
HCP, Inc.
1,500,000	6.300	09/15/16	1,669,168
2,950,000	6.000	01/30/17	3,308,364

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trusts – (continued)
Health Care REIT, Inc.
$2,125,000	2.250%		03/15/18	$ 2,157,128
1,557,000	4.125	(b)	04/01/19	1,676,026
Healthcare Trust of America Holdings LP(b)
2,275,000	3.700		04/15/23	2,213,909
Kilroy Realty LP
1,125,000	5.000		11/03/15	1,187,363
2,375,000	6.625		06/01/20	2,821,809
1,500,000	3.800	(b)	01/15/23	1,506,679
Senior Housing Properties Trust(b)
1,425,000	3.250		05/01/19	1,443,743
Ventas Realty LP/Ventas Capital Corp.(b)
3,250,000	2.700		04/01/20	3,240,788

				37,801,542

Schools – 0.4%
Rensselaer Polytechnic Institute
4,200,000	5.600		09/01/20	4,815,355

Technology - Hardware – 0.5%
Hewlett-Packard Co.
2,775,000	3.000		09/15/16	2,885,921
1,425,000	2.600		09/15/17	1,468,238
Juniper Networks, Inc.
825,000	4.500		03/15/24	859,387

				5,213,546

Telecommunications - Cellular(c) – 0.2%
ENTEL Chile SA
1,800,000	4.875		10/30/24	1,872,000

Tobacco(c) – 0.5%
Imperial Tobacco Finance PLC
4,920,000	2.050		02/11/18	4,949,067

Transportation – 0.8%
ERAC USA Finance LLC
3,525,000	2.350		10/15/19	3,519,818
Penske Truck Leasing Co. LP/PTL Finance Corp.(c)
3,000,000	3.125		05/11/15	3,065,265
2,025,000	2.500		03/15/16	2,081,548

				8,666,631

Wireless Telecommunications – 0.2%
American Tower Corp.
2,397,000	3.500		01/31/23	2,345,174

Wirelines Telecommunications – 2.9%
AT&T, Inc.
2,550,000	2.950		05/15/16	2,646,397
Telefonica Emisiones SAU
2,300,000	3.192		04/27/18	2,402,450
1,450,000	5.462		02/16/21	1,642,752
Verizon Communications, Inc.
4,525,000	3.650		09/14/18	4,826,729
3,300,000	4.500		09/15/20	3,615,870
11,875,000	5.150		09/15/23	13,298,520
1,050,000	4.150	(b)	03/15/24	1,094,444
1,025,000	6.550		09/15/43	1,290,058

				30,817,220

TOTAL CORPORATE OBLIGATIONS				$ 359,834,952

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 35.8%
Adjustable Rate Non-Agency(a) – 2.8%
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$2,456,497	0.571%	09/20/66	$ 2,413,616
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(c)
	1,029,826	0.451	09/20/66	1,005,645
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(c)
	2,200,821	0.471	09/20/66	2,147,412
Granite Master Issuer PLC Series 2005-4, Class A6
GBP	2,089,082	0.734	12/20/54	3,557,708
Granite Master Issuer PLC Series 2006-1X, Class A7
	2,698,397	0.734	12/20/54	4,592,619
Granite Master Issuer PLC Series 2006-3, Class A4
	$4,482,823	0.233	12/20/54	4,451,578
Granite Master Issuer PLC Series 2007-1, Class 2A1
	2,306,695	0.293	12/20/54	2,292,781
Granite Master Issuer PLC Series 2007-2, Class 4A2
GBP	535,110	0.710	12/17/54	910,495
Granite Mortgages PLC Series 2003-3, Class 3A
	340,651	0.908	01/20/44	582,081
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
	$944,467	0.395	01/19/36	608,501
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	300,216	0.572	09/21/38	426,118
Leek Finance Number Seventeen PLC Series 2017X, Class A2A
GBP	198,960	0.803	12/21/37	355,795
Leek Finance PLC Series 2017X, Class A2C
EUR	431,080	0.592	12/21/37	617,677
Leek Finance PLC Series 2018X, Class A2B
	$2,051,476	0.494	09/21/38	2,130,946
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	1,540,823	0.974	12/25/46	1,117,251
Sequoia Mortgage Trust Series 2003-4, Class 1A2
	1,033,507	0.995	07/20/33	977,672
Thrones PLC Series 2013-1, Class A
GBP	948,354	2.028	07/20/44	1,650,058
Washington Mutual Mortgage Pass-Through Certificates Series 2002-AR19, Class A7
	$70,387	2.449	02/25/33	70,769

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 29,908,722

Collateralized Mortgage Obligations – 2.3%
Interest Only(a)(d) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X
	257,696	0.000	11/25/32	—
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X
	818,118	0.000	07/25/33	1
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X
	1,047,206	0.000	08/25/33	1

				2

Inverse Floaters(a) – 0.1%
GNMA Series 2001-48, Class SA
	51,954	25.994	10/16/31	79,822
GNMA Series 2001-51, Class SA
	98,584	31.842	10/16/31	165,102
GNMA Series 2001-51, Class SB
	101,881	25.994	10/16/31	166,528
GNMA Series 2002-13, Class SB
	130,193	36.859	02/16/32	210,945

				622,397

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Planned Amortization Class – 0.0%
FHLMC REMIC Series 2639, Class UL
$4,205	4.750%	03/15/22	$ 4,229
FNMA REMIC Series 2003-134, Class ME
48,669	4.500	06/25/33	51,282
FNMA REMIC Series 2004-64, Class BA
32,575	5.000	03/25/34	33,669

			89,180

Sequential Fixed Rate – 2.2%
FHLMC REMIC Series 2755, Class ZA
1,163,239	5.000	02/15/34	1,279,201
FHLMC REMIC Series 4273, Class PD
3,552,758	6.500	11/15/43	3,997,314
FNMA REMIC Series 2011-52, Class GB
2,400,000	5.000	06/25/41	2,649,463
FNMA REMIC Series 2011-99, Class DB
2,125,000	5.000	10/25/41	2,351,119
FNMA REMIC Series 2012-111, Class B
732,631	7.000	10/25/42	832,845
FNMA REMIC Series 2012-153, Class B
2,084,564	7.000	07/25/42	2,368,882
NCUA Guaranteed Notes Series 2010-C1, Class APT
6,151,770	2.650	10/29/20	6,314,645
NCUA Guaranteed Notes Series 2010-R1, Class 2A
312,358	1.840	10/07/20	314,493
NCUA Guaranteed Notes Series A4
3,500,000	3.000	06/12/19	3,686,985

			23,794,947

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 24,506,526

Commercial Mortgage-Backed Securities – 3.1%
Sequential Fixed Rate – 2.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
$800,000	2.373%	05/25/22	$ 789,910
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
1,448,777	2.779	09/25/22	1,503,267
FHLMC Multifamily Structured Pass-Through Certificates Series KSMC, Class A2
2,500,000	2.615	01/25/23	2,472,263
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
6,000,000	5.156	02/15/31	6,295,514
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4
9,000,000	5.509	04/15/47	9,729,452

			20,790,406

Sequential Floating Rate(a) – 1.1%
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A
10,510,006	6.051	12/10/49	11,887,878

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 32,678,284

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 27.6%
Adjustable Rate FNMA(a) – 1.0%
$12,359	2.337%	06/01/33	$ 13,076
1,985,330	2.332	07/01/34	2,111,883
4,253,629	2.235	09/01/34	4,482,427
3,220,096	2.358	05/01/35	3,422,766
773,071	1.881	06/01/35	801,158

			10,831,310

FHLMC – 1.0%
31	7.000	10/01/14	31
86	6.000	12/01/14	86
375	7.000	05/01/15	378
2,749	8.000	07/01/15	2,800
2,322	7.000	02/01/16	2,366
3,464	7.000	03/01/16	3,491
53,063	7.500	05/01/16	55,011
747	5.000	01/01/17	791
6,073	5.000	02/01/17	6,427
5,093	5.000	03/01/17	5,390
362	5.000	04/01/17	383
34,981	5.000	09/01/17	37,022
91,896	5.000	10/01/17	97,258
367	7.000	10/01/17	389
60,964	5.000	11/01/17	64,523
25,999	5.000	12/01/17	27,517
36,044	5.000	01/01/18	38,094
90,278	5.000	02/01/18	95,125
65,018	5.000	03/01/18	68,600
45,969	5.000	04/01/18	48,533
27,461	5.000	05/01/18	29,010
20,502	5.000	06/01/18	21,666
43,265	5.000	07/01/18	45,790
12,896	5.000	08/01/18	13,633
69,339	4.500	09/01/18	73,472
5,603	5.000	10/01/18	5,941
11,227	5.000	11/01/18	11,904
116,439	5.000	06/01/19	124,184
161,293	5.000	05/01/23	178,989
456,079	4.500	10/01/23	493,726
62,576	5.500	10/01/25	69,751
80,243	5.500	11/01/25	89,478
13,125	7.000	06/01/26	14,411
21,923	7.500	12/01/30	24,035
32,010	7.500	01/01/31	36,723
860,000	5.500	03/01/33	969,313
39,238	5.000	10/01/33	43,567
91,605	6.500	10/01/33	104,298
1,231	5.500	12/01/33	1,387
34,296	5.500	09/01/34	38,655
3,233	5.500	12/01/34	3,644
3,248	5.500	03/01/35	3,645
6,650	5.000	04/01/35	7,383
56,198	5.000	07/01/35	62,434
119,193	5.500	11/01/35	133,739
293,983	5.000	12/01/35	326,505
620	5.500	02/01/36	696
138,329	5.500	06/01/36	155,209
130,977	5.500	08/01/37	146,208
574,042	5.000	01/01/38	634,796
311,661	5.500	03/01/38	347,924
127,909	5.500	04/01/38	142,784
176,532	5.500	08/01/38	197,073

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$4,528	5.500%	09/01/38	$ 5,054
24,423	6.500	09/01/38	27,759
21,107	5.500	11/01/38	23,819
33,939	5.500	12/01/38	38,081
1,617,675	5.000	01/01/39	1,790,545
1,935,573	7.000	02/01/39	2,204,451
10,736	5.500	03/01/39	12,131
425,207	5.000	06/01/39	470,646
13,766	5.500	10/01/39	15,555
29,796	5.500	03/01/40	34,194
66,475	5.500	06/01/40	74,210
44,859	5.000	08/01/40	49,758
10,538	4.500	11/01/40	11,415
32,358	5.000	04/01/41	35,972
44,471	5.000	06/01/41	49,437

			9,949,215

FNMA – 23.3%
1,022,037	7.040	08/01/15	1,064,221
29,426	8.500	10/01/15	30,333
847	7.000	01/01/16	865
4,678,558	2.800	03/01/18	4,889,463
2,870,093	3.740	05/01/18	3,098,951
3,480,000	3.840	05/01/18	3,773,452
63,244	5.000	06/01/18	67,066
597,258	4.500	07/01/18	633,886
35,770	4.500	08/01/18	37,964
5,965	6.000	08/01/18	6,713
1,161	6.500	10/01/18	1,309
9,000,000	4.506	06/01/19	9,895,431
2,179,650	3.416	10/01/20	2,326,658
1,529,014	3.632	12/01/20	1,647,868
9,751,076	3.763	12/01/20	10,557,482
4,111,545	4.375	06/01/21	4,563,491
3,326,015	5.000	03/01/23	3,690,522
242,990	5.500	09/01/23	264,479
69,255	5.500	10/01/23	75,388
719,652	5.000	02/01/24	778,419
103,326	7.000	08/01/27	110,604
2,590	6.500	09/01/27	2,921
450,132	7.000	03/01/28	510,447
4,896	6.500	05/01/28	5,521
999	5.500	01/01/29	1,118
19,514	8.000	02/01/31	22,942
134,773	7.000	03/01/31	151,301
237,727	5.500	05/01/33	268,420
352,407	5.500	06/01/33	397,906
84,738	5.000	07/01/33	94,638
226,965	5.500	07/01/33	256,268
94,063	5.000	08/01/33	104,848
515,783	5.000	09/01/33	574,426
59,391	5.500	09/01/33	67,079
5,189	6.500	09/01/33	5,910
35,496	5.000	12/01/33	39,532
1,331	5.500	12/01/33	1,503
1,734	5.500	01/01/34	1,960
26,669	5.500	02/01/34	30,143
3,693	5.500	04/01/34	4,193
12,163	5.500	05/01/34	13,748
4,149	6.000	07/01/34	4,724
10,543	5.500	08/01/34	11,937
16,770	5.500	10/01/34	18,935
31,224	5.500	11/01/34	35,254
145,670	5.500	12/01/34	164,260
355	6.000	12/01/34	401

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$219,441	6.000%	02/01/35	$ 247,418
297,460	5.000	04/01/35	332,016
12,578	5.500	04/01/35	14,183
11,880	5.500	07/01/35	13,392
834,152	5.500	08/01/35	941,850
36,900	5.500	09/01/35	41,596
2,313	5.500	12/01/35	2,619
541	5.500	02/01/36	610
226,544	5.500	03/01/36	254,960
37,675	6.000	03/01/36	42,433
2,568	5.500	04/01/36	2,872
8,590	6.000	04/01/36	9,675
2,600,489	5.500	09/01/36	2,936,078
184,225	6.000	09/01/36	207,258
687,088	6.000	10/01/36	772,995
4,615	5.500	01/01/37	5,186
839,924	6.000	01/01/37	944,939
1,874	5.500	02/01/37	2,106
1,030,071	6.000	02/01/37	1,158,571
3,697	6.000	03/01/37	4,159
3,774	5.500	04/01/37	4,240
31,005	6.000	04/01/37	34,873
5,114	5.500	05/01/37	5,736
1,436	5.500	06/01/37	1,613
2,033	5.500	07/01/37	2,274
946,891	6.000	07/01/37	1,064,995
100	5.500	08/01/37	113
1,156,644	6.000	09/01/37	1,300,933
1,019,288	6.000	10/01/37	1,146,442
647	5.500	12/01/37	727
820,515	5.500	01/01/38	926,452
789,286	6.000	01/01/38	887,749
30,324	5.000	02/01/38	32,987
2,088	5.500	02/01/38	2,345
11,117	5.500	03/01/38	12,458
100,276	6.000	03/01/38	112,792
2,317	5.500	05/01/38	2,605
6,308,210	6.000	05/01/38	7,095,214
13,138	5.500	06/01/38	14,728
9,136	5.500	07/01/38	10,251
4,773	5.500	08/01/38	5,339
4,327	5.500	09/01/38	4,839
175,203	6.000	09/01/38	197,090
1,862,741	6.000	10/01/38	2,095,431
563,680	6.000	11/01/38	633,998
6,920	5.500	12/01/38	7,813
536,180	6.000	12/01/38	603,158
168,149	6.000	02/01/39	189,154
1,221,880	7.000	03/01/39	1,390,877
83,199	4.500	04/01/39	91,077
20,864	4.500	05/01/39	22,839
26,163	5.500	06/01/39	29,254
19,150	4.500	07/01/39	20,969
120,357	4.500	08/01/39	131,791
1,306,324	6.000	09/01/39	1,469,287
433,494	6.000	10/01/39	487,695
23,492	5.500	11/01/39	26,275
7,179,224	6.000	11/01/39	8,075,254
895,475	4.500	12/01/39	980,545
1,661,950	5.500	12/01/39	1,867,811
103,808	6.000	04/01/40	116,776
347,656	6.000	10/01/40	391,026
811,834	6.000	04/01/41	913,109
15,341,303	6.000	05/01/41	17,255,111
332,794	4.500	08/01/41	360,821
84,789	4.500	10/01/41	91,850

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$2,221,234	3.000%	08/01/42		$ 2,206,578
1,959,898	3.000	09/01/42		1,947,646
326,548	3.000	10/01/42		324,445
1,374,184	3.000	11/01/42		1,364,996
12,983,433	3.000	12/01/42		12,892,569
9,617,371	3.000	01/01/43		9,553,595
3,857,801	3.000	02/01/43		3,831,673
5,794,316	2.500	03/01/43		5,500,776
2,306,263	3.000	03/01/43		2,289,670
3,055,316	3.000	04/01/43		3,032,827
1,847,519	3.000	05/01/43		1,833,700
183,580	3.000	06/01/43		182,326
1,592,090	3.000	07/01/43		1,581,207
46,000,000	3.500	TBA-30yr	(e)	47,358,435
19,000,000	4.000	TBA-30yr	(e)	20,131,914
13,000,000	4.500	TBA-30yr	(e)	14,080,625
4,000,000	5.000	TBA-30yr	(e)	4,441,875
5,000,000	6.000	TBA-30yr	(e)	5,633,203

				246,546,592

GNMA – 2.3%
1,396,769	3.950	07/15/25		1,470,384
571,858	5.000	05/15/38		632,090
19,594	6.000	11/15/38		22,079
547,909	5.000	01/15/39		607,793
12,453	5.000	02/15/39		13,814
310,655	5.000	07/15/40		345,680
557,126	5.000	01/15/41		619,939
38,368	2.500	12/20/42		37,125
17,000,000	4.000	TBA-30yr	(e)	18,183,320
2,000,000	5.000	TBA-30yr	(e)	2,198,438

				24,130,662

TOTAL FEDERAL AGENCIES				$ 291,457,779

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 378,551,311

Agency Debentures – 4.6%
FHLB
$2,000,000	1.875%	03/13/20		$ 1,993,183
5,200,000	3.000	09/10/21		5,387,446
6,800,000	2.125	06/09/23		6,489,988
3,300,000	3.250	06/09/23		3,427,730
3,500,000	3.375	09/08/23		3,666,257
750,000	3.375	12/08/23		785,338
2,400,000	5.000	09/28/29		2,758,193
FNMA(f)
4,200,000	6.250	05/15/29		5,669,375
Kommunalbanken AS(c)
3,000,000	1.000	09/26/17		2,988,570
Private Export Funding Corp.
7,000,000	5.450	09/15/17		7,915,740
Small Business Administration
63,657	6.300	06/01/18		67,257
Tennessee Valley Authority
5,400,000	3.875	02/15/21		5,947,964
1,400,000	4.625	09/15/60		1,485,715

TOTAL AGENCY DEBENTURES				$ 48,582,756

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – 6.7%
Collateralized Loan Obligations(c) – 4.8%
B&M CLO Ltd. Series 2014-1A, Class A1
$3,700,000	1.598%	04/16/26	$ 3,681,918
B&M CLO Ltd. Series 2014-1A, Class A2
650,000	2.148	04/16/26	639,417
CIFC Funding Ltd. Series 2014-2A, Class A1L
5,300,000	1.725	05/24/26	5,293,889
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
3,400,000	1.808	04/18/26	3,404,974
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
6,950,000	1.648	04/28/25	6,910,468
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2
1,750,000	2.228	04/28/25	1,736,184
Magnetite VIII Ltd. Series 2014-8A, Class A
5,750,000	1.708	04/15/26	5,746,079
Magnetite VIII Ltd. Series 2014-8A, Class B
1,200,000	2.228	04/15/26	1,202,014
Shackleton CLO Ltd. Series 2014-5A, Class A
7,800,000	1.730	05/07/26	7,800,842
Shackleton CLO Ltd. Series 2014-5A, Class B1
1,700,000	2.230	05/07/26	1,690,004
Trinitas CLO Ltd. Series 2014-1A, Class A1
2,950,000	1.833	04/15/26	2,943,247
Trinitas CLO Ltd. Series 2014-1A, Class B1
750,000	2.203	04/15/26	733,427
Whitehorse VIII Ltd. Series 2014-1A, Class A
7,500,000	1.714	05/01/26	7,502,392
Whitehorse VIII Ltd. Series 2014-1A, Class B
1,650,000	2.264	05/01/26	1,640,341

			50,925,196

Home Equity – 0.6%
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
296,324	0.372	12/15/29	263,771
Countrywide Home Equity Loan Trust Series 2006-HW, Class 2A1B
6,924,922	0.305	11/15/36	5,858,484
Impac CMB Trust Series 2004-08, Class 1A
395,714	0.870	10/25/34	338,635

			6,460,890

Student Loan – 1.3%
Brazos Higher Education Authority, Inc. Series 2004-1, Class A2
1,325,914	0.393	06/27/22	1,325,114
College Loan Corp. Trust Series 2004-1, Class A4
1,700,000	0.419	04/25/24	1,689,600
Education Funding Capital Trust I Series 2004-1, Class A2
287,858	0.391	12/15/22	287,209
Educational Funding of the South, Inc. Series 2011-1, Class A2
5,200,000	0.879	04/25/35	5,212,923
EFS Volunteer No 3 LLC Series 2012-1, Class A2(c)
4,750,000	1.150	02/25/25	4,824,588
Northstar Education Finance, Inc. Series 2005-1, Class A1
142,301	0.328	10/28/26	142,219

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
US Education Loan Trust LLC Series 2006-1, Class A2(c)
	$330,999	0.357%	03/01/25	$ 330,656

				13,812,309

TOTAL ASSET-BACKED SECURITIES				$ 71,198,395

Foreign Debt Obligations – 1.7%
Sovereign – 0.5%
Federal Republic of Brazil
	$1,210,000	4.250%	01/07/25	$ 1,225,125
	400,000	8.250	01/20/34	552,000
	330,000	7.125	01/20/37	415,800
Italy Buoni Poliennali Del Tesoro(c)
EUR	30,000	4.750	09/01/44	46,832
Republic of Chile
	$1,090,000	3.625	10/30/42	959,200
Republic of Panama(g)
	100,000	9.375	04/01/29	147,500
Spain Government Bond(c)
EUR	30,000	5.150	10/31/44	49,525
United Mexican States
	$20,000	6.050	01/11/40	24,200
	1,610,000	4.750	03/08/44	1,638,175
	60,000	5.750	10/12/10	63,750

				5,122,107

Supranational – 1.2%
Inter-American Development Bank
	2,700,000	1.000	02/27/18	2,608,794
International Finance Corp.
	10,800,000	0.875	06/15/18	10,582,283

				13,191,077

TOTAL FOREIGN DEBT OBLIGATIONS				$ 18,313,184

Municipal Debt Obligations – 0.9%
California – 0.6%
California State GO Bonds (Refunding-Various Purposes) Series 2013
	$245,000	5.000%	09/01/31	$ 279,141
California State GO Bonds Build America Taxable Series 2009
	950,000	7.500	04/01/34	1,352,325
	1,650,000	7.550	04/01/39	2,480,478
California State GO Bonds Build America Taxable Series 2010
	1,645,000	7.950	03/01/36	2,005,255

				6,117,199

Illinois – 0.1%
Illinois State GO Bonds Build America Series 2010
	1,280,000	7.350	07/01/35	1,549,875

Ohio – 0.2%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	1,700,000	6.270	02/15/50	2,091,306

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 9,758,380

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(h) – 2.6%
Hashemite Kingdom of Jordan Government AID Bond
$7,400,000	2.503%	10/30/20	$ 7,409,250
Israel Government AID Bond
7,827,000	5.500	09/18/23	9,555,843
1,200,000	5.500	12/04/23	1,467,732
2,400,000	5.500	04/26/24	2,940,965
4,700,000	5.500	09/18/33	5,857,062

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 27,230,852

U.S. Treasury Obligations – 23.1%
United States Treasury Bonds
$3,600,000	3.125%	11/15/41	$ 3,489,552
27,900,000	3.125	02/15/42	26,999,947
10,500,000	2.750	08/15/42	9,390,885
4,100,000	3.750 (f)	11/15/43	4,428,410
8,200,000	3.625	02/15/44	8,654,690
6,300,000	3.375	05/15/44	6,342,588
United States Treasury Inflation Protected Securities
3,979,816	0.125	01/15/22	4,007,794
6,766,027	0.625	01/15/24	7,014,476
4,802,748	2.500	01/15/29	6,064,958
3,509,030	1.375	02/15/44	3,865,968
United States Treasury Notes
63,500,000	0.375	01/31/16	63,592,717
43,500,000	1.000 (f)	03/31/17	43,760,130
19,500,000	1.500	01/31/19	19,488,495
4,600,000	1.625	04/30/19	4,608,648
6,800,000	1.625	06/30/19	6,799,728
8,600,000	2.125	01/31/21	8,642,743
10,700,000	2.250	04/30/21	10,805,288
5,000,000	2.125	06/30/21	4,998,850
1,700,000	2.500	05/15/24	1,697,416

TOTAL U.S. TREASURY OBLIGATIONS			$ 244,653,283

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.5%
Interest Rate Swaptions
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.963%
$3,800,000	3.963%	05/07/19	$ 241,457
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.963%
3,800,000	3.963	05/07/19	201,140
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.095%
4,000,000	4.095	04/24/19	278,393
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.095%
4,000,000	4.095	04/24/19	193,428
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.113%
10,800,000	4.113	04/16/19	760,883
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.113%
10,800,000	4.113	04/16/19	514,772
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
10,200,000	4.135	04/17/19	728,703

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
$10,200,000	4.135%	04/17/19	$ 479,558
Deutsche Bank Securities, Inc. Put - OTC - 30 Year Interest Rate Swap Strike Price 3.960%
1,700,000	3.960	01/29/16	189,187
Deutsche Bank Securities, Inc. Call - OTC - 30 Year Interest Rate Swap Strike Price 3.960%
1,700,000	3.960	01/29/16	58,180
Deutsche Bank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.015%
1,100,000	4.015	04/15/19	95,952
Deutsche Bank Securities, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.015%
1,100,000	4.015	04/15/19	137,816
JP Morgan Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.105%
4,000,000	4.105	04/29/19	280,085
JP Morgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.105%
4,000,000	4.105	04/29/19	192,575
JP Morgan Securities, Inc. Put - OTC - 10 year Interest Rate Swap Srike Price 3.955%
3,600,000	3.955	05/07/19	227,558
JP Morgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.955%
3,600,000	3.955	05/07/19	191,465

TOTAL OPTIONS PURCHASED			$ 4,771,152

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,162,894,265

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(i) – 1.5%
Repurchase Agreement – 1.5%
Joint Repurchase Agreement Account II
$15,400,000	0.102%	07/01/14	$ 15,400,000

TOTAL INVESTMENTS – 111.4%			$1,178,294,265

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.4)%			(120,674,426)

NET ASSETS – 100.0%			$1,057,619,839

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $152,984,467, which represents approximately 14.5% of net assets as of June 30, 2014.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $112,027,810 which represents approximately 10.6% of net assets as of June 30, 2014.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2014.

(h)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $27,230,852, which represents approximately 2.6% of net assets as of June 30, 2014.

(i)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	CAD/CHF	09/17/14	$628,542	$3,352
	GBP/EUR	09/17/14	1,772,399	1,182
	JPY/USD	09/17/14	3,541,870	13,870
	NZD/USD	09/17/14	878,672	6,594
Barclays Bank PLC	CAD/CHF	09/17/14	944,720	3,120
	EUR/USD	09/17/14	888,939	6,875
BNP Paribas SA	EUR/USD	09/17/14	1,784,041	20,002
	JPY/USD	09/17/14	2,653,130	2,130
Citibank NA (London)	EUR/USD	09/17/14	13,423,207	138,357
	GBP/USD	09/17/14	3,520,103	64,006
	USD/SEK	09/17/14	4,184,151	14,092
HSBC Bank PLC	EUR/GBP	09/17/14	889,408	900
	EUR/NOK	09/17/14	877,749	9,820

TOTAL				$284,300

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	EUR/CHF	09/17/14	$887,955	$(1,756)
	USD/CHF	09/17/14	2,886,035	(42,059)
Barclays Bank PLC	USD/CAD	09/17/14	3,622,985	(82,985)
	USD/CHF	09/17/14	3,261,628	(47,508)
BNP Paribas SA	EUR/CHF	09/17/14	1,779,131	(3,993)
	EUR/NOK	09/17/14	1,776,247	(2,479)
	NOK/EUR	09/17/14	6,202,025	(136,058)
	USD/AUD	09/17/14	3,549,371	(31,239)
	USD/CHF	09/17/14	6,490,739	(97,327)
	USD/EUR	09/17/14	6,196,547	(26,348)
	USD/GBP	09/17/14	7,109,690	(53,659)
	USD/JPY	09/17/14	4,588,741	(38,607)
	USD/NZD	09/17/14	3,633,990	(104,936)
Citibank NA (London)	USD/CAD	09/17/14	3,671,250	(84,811)
	USD/CHF	09/17/14	3,276,535	(42,986)
Deutsche Bank AG (London)	USD/GBP	07/24/14	12,951,825	(291,865)
State Street Bank and Trust	EUR/GBP	09/17/14	896,861	(5,183)
	NOK/EUR	09/17/14	1,773,768	(61,559)
	USD/CHF	09/17/14	3,270,964	(44,009)
	USD/EUR	09/17/14	886,447	(3,628)
	USD/JPY	09/17/14	6,301,244	(47,766)
Westpac Banking Corp.	USD/AUD	09/17/14	5,368,274	(50,186)
	USD/NZD	09/17/14	2,808,100	(3,335)

TOTAL				$(1,304,282)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $23,265,586)	3.000%	TBA-30yr	07/14/14	$(24,000,000)	$(23,711,251)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(292)	September 2016	$(71,748,050)	$(122,660)
Eurodollars	(443)	December 2016	(108,562,688)	(339,310)
Eurodollars	(291)	March 2017	(71,160,413)	(118,836)
Eurodollars	(283)	June 2017	(69,062,612)	(62,653)
Euro Buxl 30 Year Bonds	(1)	September 2014	(184,390)	(3,343)
French 10 Year Government Bonds	(36)	September 2014	(6,927,400)	(47,143)
Italian 10 Year Government Bonds	26	September 2014	4,492,236	44,441
Japan 10 Year Government Bonds	(15)	September 2014	(21,566,063)	(70,638)
Ultra Long U.S. Treasury Bonds	(43)	September 2014	(6,447,312)	(61,818)
10 Year German Euro-Bund	87	September 2014	17,513,173	205,782
10 Year U.K. Long Gilt	(106)	September 2014	(19,940,409)	(16,698)
2 Year U.S. Treasury Notes	771	September 2014	169,306,781	(71,038)
5 Year U.S. Treasury Notes	(438)	September 2014	(52,323,891)	97,166
10 Year U.S. Treasury Notes	(230)	September 2014	(28,789,531)	(169,392)
20 Year U.S. Treasury Bonds	228	September 2014	31,278,750	(84,025)

TOTAL				$(820,165)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$10,200	02/01/17	3 month LIBOR	1.625%	$(1,045)	$(18,067)
GBP	4,750	03/05/17	6 month GBP	1.660	27,368	7,623
	$55,100	09/17/17	3 month LIBOR	1.500	(447,621)	(140,103)
JPY	3,321,650	02/12/19	6 month JYOR	0.420	(26,299)	(104,203)
	$9,800	06/18/19	2.000%	3 month LIBOR	67,706	88,410
EUR	8,230	09/17/19	1.500	6 month EURO	341,073	104,927
GBP	7,070	09/17/19	2.250	6 month GBP	22,318	(42,545)
	$11,540	09/17/19	3 month LIBOR	2.250	(169,712)	(70,328)
SEK	49,940	09/17/19	3 month STIBOR	1.750	(69,228)	(53,860)
NZD	7,820	09/17/19	4.500	3 month NZDOR	(3,965)	(44,401)
AUD	6,600	09/17/19	6 month AUDOR	3.750	(59,934)	(27,633)
GBP	5,250	02/05/21	2.840	6 month GBP	(18,440)	12,581
JPY	4,675,850	02/12/22	1.080	6 month JYOR	67,429	244,001
GBP	5,530	03/05/22	2.780	6 month GBP	(35,336)	56,630
	$29,800	01/30/24	4.252	3 month LIBOR	163,016	672,180
	3,400	03/20/24	4.250	3 month LIBOR	40,964	49,908
GBP	2,550	03/20/24	6 month GBP	3.750	(34,885)	(23,285)
	$1,330	04/04/24	4.000	3 month LIBOR	(6,870)	27,809
SEK	10,320	09/17/24	2.500	3 month STIBOR	38,084	16,444
CAD	8,240	09/17/24	2.750	6 month CDOR	9,874	5,448
	$3,860	09/17/24	3 month LIBOR	3.250	(146,570)	(47,659)
AUD	1,400	09/17/24	4.500	6 month AUDOR	34,316	13,140
NZD	1,140	09/17/24	5.000	3 month NZDOR	6,554	(1,678)
EUR	5,640	09/17/24	6 month EURO	2.250	(444,550)	(120,916)
JPY	965,130	09/17/24	6 month JYOR	0.750	40,232	(53,465)
	3,711,000	02/14/25	6 month JYOR	1.720	(28,802)	(209,731)
GBP	3,630	03/05/25	6 month GBP	3.100	19,570	(79,787)
	$19,800	09/19/29	3 month LIBOR	3.750	(1,419,040)	(267,591)
GBP	3,310	02/05/36	6 month GBP	3.500	42,982	(94,943)
	$9,900	01/30/39	3 month LIBOR	4.370	(131,308)	(572,458)
	1,300	09/17/44	3 month LIBOR	4.000	(153,448)	(16,966)

TOTAL					$(2,275,567)	$(690,518)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$3,975	1.000%	06/20/16	0.200%	$2,237	$62,185
Morgan Stanley Capital Services, Inc.		27,925	1.000	06/20/16	0.200	15,024	437,549

TOTAL						$17,261	$499,734

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 21		$33,975	(1.000)%	12/20/18	0.506%	$(454,768)	$(284,985)
Protection Sold:
iTraxx Europe Index 20	EU	R 7,125	1.000	12/20/18	0.549	127,168	69,509

TOTAL						$(327,600)	$(215,476)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,152,766,277

Gross unrealized gain	32,765,452
Gross unrealized loss	(7,237,464)

Net unrealized security gain	$25,527,988

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 28.2%
Automotive – 0.4%
Ford Motor Credit Co. LLC
$375,000	5.000%		05/15/18	$ 416,623
500,000	5.875		08/02/21	586,338

				1,002,961

Banks – 8.5%
Abbey National Treasury Services PLC
925,000	4.000		04/27/16	976,627
American Express Co.(a)(b)
500,000	6.800		09/01/66	548,750
Australia & New Zealand Banking Group Ltd.(c)
350,000	4.500		03/19/24	359,239
Banco Nacional de Costa Rica(c)
260,000	6.250		11/01/23	265,720
Bank of America Corp.
1,100,000	2.650		04/01/19	1,112,955
1,225,000	4.125		01/22/24	1,262,853
575,000	4.000		04/01/24	587,693
Barclays Bank PLC
625,000	2.500		02/20/19	633,826
Capital One Financial Corp.
550,000	1.000		11/06/15	551,111
Citigroup, Inc.
305,000	6.125		11/21/17	348,558
325,000	6.300	(a)(b)	05/15/49	331,094
Compass Bank
475,000	5.500		04/01/20	513,872
Credit Agricole SA(a)(b)(c)
225,000	7.875		01/29/49	246,938
Credit Suisse AG(c)
250,000	6.500		08/08/23	283,659
Credit Suisse Group AG(a)(b)(c)
350,000	7.500		12/11/49	387,625
300,000	6.250		12/18/49	301,950
Fifth Third Bancorp
300,000	3.625		01/25/16	312,264
ING Bank NV(c)
900,000	2.000		09/25/15	914,480
Intesa Sanpaolo SPA
475,000	2.375		01/13/17	482,154
850,000	3.875		01/16/18	895,046
300,000	3.875		01/15/19	314,596
325,000	5.017	(c)	06/26/24	330,125
Lloyds Bank PLC
350,000	2.300		11/27/18	355,177
Macquarie Bank Ltd.(c)
600,000	2.600		06/24/19	603,793
MUFG Capital Finance 1 Ltd.(a)(b)
450,000	6.346		07/29/49	487,125
Northern Rock Asset Management PLC(c)
1,700,000	5.625		06/22/17	1,907,965
PNC Preferred Funding Trust II(a)(b)(c)
800,000	1.453		03/29/49	771,000
Popular, Inc.(b)
225,000	7.000		07/01/19	228,375
Regions Financial Corp.
325,000	5.750		06/15/15	340,194
Royal Bank of Scotland PLC
675,000	2.550		09/18/15	687,515
300,000	9.500	(a)(b)	03/16/22	351,750

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Bank NA
$400,000	8.750%		05/30/18	$ 476,365
Santander Holdings USA, Inc.
270,000	4.625		04/19/16	285,745
Sumitomo Mitsui Financial Group, Inc.(c)
725,000	4.436		04/02/24	757,658

				19,213,797

Brokerage – 0.6%
Morgan Stanley, Inc.
575,000	6.250		08/28/17	655,349
525,000	6.625		04/01/18	612,783

				1,268,132

Chemicals – 0.9%
Ashland, Inc.(b)
500,000	4.750		08/15/22	501,250
Ecolab, Inc.
425,000	3.000		12/08/16	444,265
LyondellBasell Industries NV(b)
525,000	5.000		04/15/19	592,187
Monsanto Co.
400,000	2.125		07/15/19	401,088

				1,938,790

Consumer Cyclical Services(b) – 0.2%
Equinix, Inc.
450,000	7.000		07/15/21	497,813

Consumer Products – 0.3%
Avon Products, Inc.
725,000	4.600		03/15/20	753,872

Electric – 0.7%
Arizona Public Service Co.
375,000	8.750		03/01/19	479,976
Consumers Energy Co.(b)
850,000	3.950		05/15/43	820,265
Puget Sound Energy, Inc.(a)(b)
250,000	6.974		06/01/67	262,328

				1,562,569

Energy – 1.8%
Anadarko Petroleum Corp.
325,000	6.450		09/15/36	412,896
Nexen, Inc.
265,000	6.400		05/15/37	316,130
Pacific Rubiales Energy Corp.(b)(c)
260,000	5.375		01/26/19	270,400
Petrobras Global Finance BV
430,000	4.875		03/17/20	441,653
210,000	6.250		03/17/24	223,524
Petroleos Mexicanos
70,000	5.500		01/21/21	78,316
240,000	6.375	(c)	01/23/45	276,480
PTTEP Canada International Finance Ltd.(c)
460,000	5.692		04/05/21	512,701
Transocean, Inc.
625,000	6.500		11/15/20	723,278
Transportadora de Gas Internacional SA ESP(b)
330,000	5.700		03/20/22	354,750
Weatherford International Ltd.
400,000	9.625		03/01/19	524,738

				4,134,866

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Food & Beverage – 0.7%
Constellation Brands, Inc.
$50,000	3.750%		05/01/21	$ 49,687
900,000	6.000		05/01/22	1,010,250
Pernod-Ricard SA(c)
525,000	5.750		04/07/21	601,457

				1,661,394

Health Care - Services – 0.5%
Celgene Corp.
300,000	2.250		05/15/19	299,778
HCA, Inc.
750,000	7.500		02/15/22	866,250

				1,166,028

Home Construction – 0.7%
D.R. Horton, Inc.(b)
550,000	4.375		09/15/22	541,750
MDC Holdings, Inc.
500,000	5.625		02/01/20	541,932
200,000	5.500	(b)	01/15/24	208,029
375,000	6.000	(b)	01/15/43	362,594

				1,654,305

Life Insurance – 0.9%
AIG Life Holdings, Inc.
425,000	8.500		07/01/30	567,375
American International Group, Inc.
350,000	5.850		01/16/18	398,089
Genworth Holdings, Inc.
350,000	7.625		09/24/21	438,489
The Northwestern Mutual Life Insurance Co.(c)
500,000	6.063		03/30/40	620,181

				2,024,134

Media - Cable – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
450,000	5.250		09/30/22	459,000
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
725,000	3.800		03/15/22	749,095
Time Warner Cable, Inc.
850,000	7.300		07/01/38	1,139,144
375,000	5.500	(b)	09/01/41	418,531
Videotron Ltd.
825,000	5.000		07/15/22	846,656

				3,612,426

Media - Non Cable – 0.8%
NBCUniversal Media LLC
750,000	4.375		04/01/21	828,123
Nielsen Finance LLC/Nielsen Finance Co.(b)
525,000	4.500		10/01/20	528,938
WPP Finance UK
551,000	8.000		09/15/14	559,211

				1,916,272

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining(c) – 0.4%
Glencore Funding LLC
	$880,000	2.700%	10/25/17	$ 903,287

Noncaptive - Financial – 0.4%
GE Capital Trust I(a)(b)
	458,000	6.375	11/15/67	511,243
General Electric Capital Corp.
MXN	1,000,000	8.500	04/06/18	87,139
	$175,000	5.875	01/14/38	211,175

				809,557

Packaging – 0.9%
Ball Corp.
	500,000	5.000	03/15/22	513,125
Crown Americas LLC/Crown Americas Capital Corp. IV
	550,000	4.500	01/15/23	535,562
Sealed Air Corp.(b)(c)
	775,000	8.375	09/15/21	887,375

				1,936,062

Pharmaceuticals(c) – 0.1%
Actavis Funding SCS
	150,000	2.450	06/15/19	150,522

Pipelines – 1.6%
El Paso LLC
	500	7.750	01/15/32	548
Enterprise Products Operating LLC(a)(b)
	775,000	8.375	08/01/66	871,875
	375,000	7.034	01/15/68	428,025
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.(b)
	550,000	4.500	07/15/23	559,625
Southern Star Central Gas Pipeline, Inc.(c)
	300,000	6.000	06/01/16	320,568
TransCanada PipeLines Ltd.(a)(b)
	875,000	6.350	05/15/67	905,625
Williams Partners LP(b)
	625,000	3.900	01/15/25	627,781

				3,714,047

Real Estate Investment Trust – 1.9%
American Campus Communities Operating Partnership LP(b)
	800,000	3.750	04/15/23	791,346
DDR Corp.
	755,000	7.500	04/01/17	871,149
ERP Operating LP(b)
	700,000	4.500	07/01/44	706,961
HCP, Inc.
	525,000	6.000	01/30/17	588,777
Healthcare Realty Trust, Inc.
	550,000	6.500	01/17/17	618,042
Senior Housing Properties Trust(b)
	350,000	3.250	05/01/19	354,604
Trust F/1401(c)
	300,000	5.250	12/15/24	315,000

				4,245,879

Schools – 0.2%
Rensselaer Polytechnic Institute
	350,000	5.600	09/01/20	401,280

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Technology – 0.7%
Hewlett-Packard Co.
	$525,000	3.000%	09/15/16	$ 545,985
	375,000	2.600	09/15/17	386,379
	300,000	2.750	01/14/19	304,928
Tech Data Corp.
	400,000	3.750	09/21/17	420,489

				1,657,781

Transportation(c) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	750,000	2.875	07/17/18	768,727

Wireless Telecommunications – 0.7%
American Tower Corp.
	775,000	3.400	02/15/19	806,085
Crown Castle International Corp.
	700,000	5.250	01/15/23	730,625

				1,536,710

Wirelines Telecommunications – 2.4%
AT&T, Inc.
	550,000	2.950	05/15/16	570,791
Verizon Communications, Inc.
	1,500,000	4.500	09/15/20	1,643,577
	1,350,000	5.150	09/15/23	1,511,832
	1,150,000	4.150 (b)	03/15/24	1,198,677
	475,000	6.550	09/15/43	597,832

				5,522,709

TOTAL CORPORATE OBLIGATIONS				$ 64,053,920

Mortgage-Backed Obligations – 35.1%
Adjustable Rate Non-Agency(a) – 1.2%
Aire Valley Mortgages PLC Series 2004-1X, Class 3A2
EUR	1,035,407	0.636%	09/20/66	$ 1,397,372
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
	224,790	0.516	09/20/66	301,382
Granite Mortgages PLC Series 2003-3, Class 3A
GBP	53,787	0.908	01/20/44	91,908
Lehman XS Trust Series 2007-4N, Class 1A1
	$254,385	0.282	03/25/47	236,199
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1B
	387,533	1.324	12/25/46	286,852
Quadrivio Finance Series 2011-1, Class A1
EUR	353,832	0.832	07/25/60	481,576

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 2,795,289

Collateralized Mortgage Obligations – 6.7%
Inverse Floaters(a) – 0.2%
FNMA REMIC Series 2010-126, Class LS
	$1,258,740	4.849	11/25/40	235,042
GNMA REMIC Series 2013-113, Class SD
	1,073,785	6.548	08/16/43	167,890

				402,932

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Planned Amortization Class – 0.1%
FNMA REMIC Series 2005-70, Class PA
$166,043	5.500%	08/25/35	$ 186,122

Sequential Fixed Rate – 3.0%
FHLMC Multifamily Structured Pass-Through Certificates Series K005, Class A2
1,500,000	4.317	11/25/19	1,658,554
FHLMC Multifamily Structured Pass-Through Certificates Series KS01, Class A2
1,800,000	2.522	01/25/23	1,779,305
FNMA REMIC Series 2011-52, Class GB
1,025,000	5.000	06/25/41	1,131,542
FNMA REMIC Series 2012-111, Class B
169,069	7.000	10/25/42	192,195
FNMA REMIC Series 2012-153, Class B
367,864	7.000	07/25/42	418,038
NCUA Guaranteed Notes Series 2010-C1, Class APT
1,066,307	2.650	10/29/20	1,094,538
NCUA Guaranteed Notes Series A4
600,000	3.000	06/12/19	632,055

			6,906,227

Sequential Floating Rate(a) – 3.4%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM
225,000	5.622	04/10/49	248,399
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3
2,734,306	0.400	11/25/36	1,480,488
Deutsche Alt-A Securities, Inc. Alternative Loan Trust Series 2006-AR3, Class A6
5,352,888	0.430	08/25/36	3,711,087
FHLMC Multifamily Structured Pass-Through Certificates Series K033, Class A2
1,200,000	3.060	07/25/23	1,224,477
FHLMC Multifamily Structured Pass-Through Certificates Series K714, Class A2
600,000	3.034	10/25/20	627,549
FNMA REMIC Series 2011-63, Class FG
374,250	0.602	07/25/41	376,258
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
50,000	5.478	02/12/44	54,615
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
50,000	5.931	12/15/44	48,988

			7,771,861

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 15,267,142

Federal Agencies – 27.2%
Adjustable Rate FHLMC(a) – 0.1%
$103,953	2.413%	09/01/35	$ 109,222

FHLMC – 2.4%
25,970	5.000	05/01/18	27,496
428,982	6.000	08/01/27	481,470
43,918	5.000	08/01/33	48,764
8,428	5.000	09/01/33	9,357
11,907	5.000	10/01/33	13,220
7,730	6.000	12/01/33	8,835
9,613	5.000	11/01/34	10,679
619,799	5.000	12/01/34	688,565
16,296	5.000	07/01/35	18,104
13,004	5.000	11/01/35	14,439
79,663	6.500	08/01/37	89,338

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$239,009	6.500%	10/01/37	$ 268,596
83,661	6.500	09/01/38	95,090
541,036	6.000	01/01/39	607,183
464,537	7.000	02/01/39	529,068
134,533	5.000	03/01/39	148,910
42,991	5.000	05/01/39	47,585
65,936	5.000	04/01/40	73,137
15,097	5.000	08/01/40	16,746
1,954,422	5.500	08/01/40	2,181,827
10,890	5.000	04/01/41	12,107
14,967	5.000	06/01/41	16,638

			5,407,154

FNMA – 21.9%
941,336	3.070	12/01/17	983,123
748,569	2.800	03/01/18	782,314
4,814	6.000	12/01/18	5,417
1,600,000	4.506	06/01/19	1,759,188
58,148	6.000	06/01/21	62,314
72,583	5.000	08/01/23	78,979
42,048	5.500	09/01/23	45,766
23,085	5.500	10/01/23	25,129
179,913	5.000	02/01/24	194,605
977,896	5.500	05/01/25	1,038,769
64	6.000	03/01/32	73
104,544	6.000	12/01/32	119,125
1,661	5.000	01/01/33	1,856
2,117	5.500	03/01/33	2,390
170,654	5.500	04/01/33	192,687
271	6.000	05/01/33	308
5,385	5.000	08/01/33	6,003
11,668	5.500	09/01/33	13,176
49,435	5.500	12/01/33	55,817
246	6.000	12/01/33	279
73,195	5.500	02/01/34	82,647
20,687	6.000	02/01/34	23,569
4,392	5.500	03/01/34	4,959
7,009	5.500	04/01/34	7,916
421,071	5.500	05/01/34	475,435
8,182	5.500	09/01/34	9,238
4,275	5.500	10/01/34	4,827
35,042	5.500	11/01/34	39,565
12,164	5.500	12/01/34	13,716
15,132	5.500	02/01/35	17,084
55,479	5.000	04/01/35	61,924
170	6.000	04/01/35	192
11,320	5.500	05/01/35	12,723
3,950	5.500	07/01/35	4,439
632,135	6.000	07/01/35	712,729
2,483	5.500	09/01/35	2,801
237,523	6.000	09/01/35	267,806
7,535	6.000	03/01/36	8,487
9,505	5.500	04/01/36	10,683
13,803	6.000	04/01/36	15,547
72,380	5.500	09/01/36	81,725
166	5.500	02/01/37	187
288	5.500	04/01/37	324
278	5.500	05/01/37	312
959,696	6.000	07/01/37	1,079,417
50,427	6.000	12/01/37	56,718
26,361	5.500	02/01/38	29,628
409	5.500	03/01/38	460
130,419	6.000	03/01/38	146,711
65,379	6.000	05/01/38	73,535
361	5.500	06/01/38	405

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$433	5.500%	07/01/38		$ 487
400	5.500	08/01/38		450
313	5.500	09/01/38		352
780,599	6.000	10/01/38		878,110
573,046	6.000	11/01/38		644,560
154	5.500	12/01/38		173
138,421	6.000	12/01/38		155,728
305,470	7.000	03/01/39		347,719
31,373	4.500	04/01/39		34,343
6,819	5.500	06/01/39		7,625
931,315	6.000	07/01/39		1,047,496
29,210	4.500	08/01/39		31,985
186,617	6.000	09/01/39		209,898
687,159	6.000	09/01/39		772,998
61,928	6.000	10/01/39		69,671
6,115	5.500	11/01/39		6,839
337,662	4.500	12/01/39		369,740
181,783	6.000	10/01/40		204,460
973,852	4.000	12/01/40		1,034,045
796,157	6.000	05/01/41		895,476
157,639	4.500	08/01/41		170,915
40,163	4.500	10/01/41		43,508
608,665	3.000	08/01/42		604,648
542,055	3.000	09/01/42		538,665
76,444	3.000	10/01/42		75,952
285,784	3.000	11/01/42		283,863
3,410,804	3.000	12/01/42		3,387,261
2,719,254	3.000	01/01/43		2,701,027
1,175,845	3.000	02/01/43		1,167,921
462,274	3.000	03/01/43		458,951
759,182	3.000	04/01/43		753,605
331,503	3.000	05/01/43		329,011
94,059	3.000	06/01/43		93,416
815,711	3.000	07/01/43		810,134
16,000,000	3.500	TBA-30yr	(d)	16,472,499
3,000,000	4.000	TBA-30yr	(d)	3,174,727
1,000,000	4.500	TBA-30yr	(d)	1,082,969
1,000,000	5.000	TBA-30yr	(d)	1,110,469
1,000,000	6.000	TBA-30yr	(d)	1,126,641

				49,711,364

GNMA – 2.8%
220,543	3.950	07/15/25		232,166
123,380	5.500	11/15/32		140,869
109,360	5.500	01/15/33		124,427
102,372	5.500	02/15/33		116,476
112,830	5.500	03/15/33		128,375
124,061	5.500	07/15/33		141,153
65,518	5.500	08/15/33		74,545
55,523	5.500	09/15/33		63,172
63,720	5.500	04/15/34		72,365
83,503	5.500	05/15/34		94,833
625,509	5.500	09/15/34		710,380
488,780	5.500	12/15/34		555,099
520,648	5.500	01/15/35		589,113
3,486	5.500	05/15/36		3,928
107,999	5.000	11/15/40		120,176
46,735	2.500	12/20/42		45,221

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$3,000,000	4.000%	TBA-30yr	(d)	$ 3,211,406

				6,423,704

TOTAL FEDERAL AGENCIES				$ 61,651,444

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 79,713,875

Agency Debentures – 3.9%
FFCB
$1,400,000	3.500%	12/20/23		$ 1,461,614
FHLB
2,400,000	4.625	09/11/20		2,747,138
1,200,000	3.000	09/10/21		1,243,257
400,000	5.375	08/15/24		485,397
FHLMC
400,000	2.375	01/13/22		399,915
FNMA
800,000	6.250	05/15/29		1,079,881
Tennessee Valley Authority
1,200,000	3.875	02/15/21		1,321,770

TOTAL AGENCY DEBENTURES				$ 8,738,972

Asset-Backed Securities – 11.5%
Collateralized Loan Obligations – 11.0%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)(c)
$3,717,397	0.875%	11/01/18		$ 3,661,636
ACIS CLO Ltd. Series 2013-1A, Class ACOM(a)(c)
2,600,000	1.455	04/18/24		2,520,700
ACIS CLO Ltd. Series 2013-2A, Class A(a)(c)
400,000	0.727	10/14/22		391,582
ACIS CLO Ltd. Series 2013-2A, Class ACOM(a)(c)
2,650,000	1.143	10/14/22		2,593,555
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(a)(c)
1,250,000	1.449	11/21/22		1,233,750
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(a)(c)
901,665	0.465	07/31/21		896,740
OCP CLO Ltd. Series 2012-2A, Class ACOM(a)(c)
2,200,000	1.468	11/22/23		2,165,900
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(c)
1,650,000	1.618	04/17/25		1,633,665
Red River CLO Ltd. Series 1A, Class A(a)(c)
2,186,409	0.495	07/27/18		2,173,219
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(a)(c)
1,850,000	1.737	07/25/26		1,837,605
Westchester CLO Ltd. Series 2007-1X, Class A1A(a)
6,018,982	0.450	08/01/22		5,948,632

				25,056,984

Home Equity(a) – 0.2%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2
7,141	0.952	10/27/32		6,990
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1
5,268	0.810	10/25/32		5,167
Bear Stearns Asset Backed Securities Trust Series 2005-SD4, Class 2A1
285,269	0.950	12/25/42		281,743
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1
1,670	0.770	01/25/32		1,412
First Alliance Mortgage Loan Trust Series 1999-4, Class A2
203	0.913	03/20/31		173
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
131,067	7.000	09/25/37		130,279

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity(a) – (continued)
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	$54,018	6.856%		09/25/37	$ 53,622
Home Equity Asset Trust Series 2002-1, Class A4
	257	0.750		11/25/32	239
Renaissance Home Equity Loan Trust Series 2003-2, Class A
	1,683	1.030		08/25/33	1,603
Renaissance Home Equity Loan Trust Series 2003-3, Class A
	4,706	0.650		12/25/33	4,544

					485,772

Student Loan(a) – 0.3%
College Loan Corp. Trust Series 2004-1, Class A4
	450,000	0.419		04/25/24	447,247
College Loan Corp. Trust Series 2006-1, Class A3
	107,897	0.319		10/25/25	107,884

					555,131

TOTAL ASSET-BACKED SECURITIES					$ 26,097,887

Foreign Debt Obligations – 3.4%
Sovereign – 3.1%
Dominican Republic
DOP	500,000	14.500%		02/10/23	$ 13,026
	$280,000	6.600	(c)	01/28/24	303,800
	191,000	8.625		04/20/27	233,020
Hellenic Republic Government Bond(a)
EUR	160,000	1.015		08/10/14	216,014
Italy Buoni Poliennali Del Tesoro(c)
	10,000	4.750		09/01/44	15,611
Republic of Argentina(a)
	486,000	0.000		12/15/35	51,907
	$3,105,000	0.000		12/15/35	251,505
Republic of Chile
	360,000	3.625		10/30/42	316,800
Republic of Colombia
	530,000	4.000		02/26/24	547,225
Republic of Honduras(c)
	260,000	8.750		12/16/20	286,000
Republic of Turkey
	820,000	6.250		09/26/22	926,600
Spain Government Bond(c)
EUR	10,000	5.150		10/31/44	16,509
United Mexican States
MXN	9,579,400	0.000	(e)	09/18/14	733,819
	4,996,010	0.000	(e)	09/25/14	382,493
	9,579,400	0.000	(e)	10/16/14	732,067
	3,651,980	0.000	(e)	12/24/14	277,409
	2,128,400	6.500		06/10/21	175,865
	186,400	8.000		12/07/23	16,828
	4,356,000	7.500		06/03/27	381,601
	1,424,600	8.500		05/31/29	134,512
	2,461,700	10.000		11/20/36	264,744
	1,402,500	8.500		11/18/38	131,906
	$660,000	4.750		03/08/44	671,550

					7,080,811

Supranational – 0.3%
Inter-American Development Bank
	700,000	1.000		02/27/18	676,354

TOTAL FOREIGN DEBT OBLIGATIONS					$ 7,757,165

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Structured Note – 0.8%
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
BRL	4,011,363	6.000%	08/15/40	$ 1,783,499

Municipal Debt Obligations – 1.9%
California – 0.6%
California State GO Bonds (Refunding-Various Purposes) Series 2013
	$130,000	5.000%	09/01/28	$ 150,687
California State GO Bonds Build America Taxable Series 2009
	210,000	7.550	04/01/39	315,697
California State GO Bonds Build America Taxable Series 2010
	625,000	7.950	03/01/36	761,875

				1,228,259

Illinois – 0.3%
Illinois State GO Bonds Build America Series 2010
	500,000	7.350	07/01/35	605,420
Illinois State GO Bonds Taxable-Pension Series 2003
	115,000	5.100	06/01/33	115,543

				720,963

Ohio – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
	250,000	6.270	02/15/50	307,545

Puerto Rico – 0.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	30,000	6.000	07/01/38	21,165
	45,000	6.000	07/01/44	31,735
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	20,000	5.000	07/01/33	13,100
	20,000	5.750	07/01/37	13,848
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2011 A
	10,000	5.750	07/01/41	7,212
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
	10,000	6.000	07/01/39	7,317
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
	70,000	5.500	07/01/39	49,199
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B
	10,000	5.750	07/01/38	7,167
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2012 A
	20,000	5.000	07/01/41	13,865
Puerto Rico Commonwealth GO Bonds Series 2007 A
	15,000	5.250	07/01/37	10,596
Puerto Rico Commonwealth GO Bonds Series 2014 A
	1,460,000	8.000	07/01/35	1,284,961
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
	10,000	5.250	07/01/27	7,494
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(e)
	15,000	0.000	08/01/37	2,088
	15,000	0.000	08/01/38	1,917

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
$10,000	5.250%		08/01/27	$ 8,624
100,000	0.000	(e)	08/01/32	79,875
85,000	5.750		08/01/37	69,344
15,000	6.375		08/01/39	13,043
20,000	6.000		08/01/42	16,485
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
50,000	0.000	(e)	08/01/33	29,272
65,000	5.500		08/01/37	51,667
20,000	5.375		08/01/39	15,504
160,000	5.500		08/01/42	124,869
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
15,000	6.000		08/01/39	12,575
65,000	5.250		08/01/41	49,055
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
10,000	5.000		08/01/43	7,203
10,000	5.250		08/01/43	7,464
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
50,000	5.500		08/01/28	43,350
15,000	6.125		08/01/29	13,828

				2,013,822

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 4,270,589

Government Guarantee Obligations(f) – 2.3%
Hashemite Kingdom of Jordan Government AID Bond
$1,600,000	2.503%		10/30/20	$ 1,602,000
Israel Government AID Bond
2,000,000	5.500		09/18/23	2,441,764
300,000	5.500		12/04/23	366,933
650,000	5.500		04/26/24	796,512
40,000	5.500		09/18/33	49,847

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 5,257,056

U.S. Treasury Obligations – 16.4%
United States Treasury Bonds
$1,900,000	3.750	%(g)	11/15/43	$ 2,052,190
3,500,000	3.625	(g)	02/15/44	3,694,075
2,900,000	3.375		05/15/44	2,919,604
United States Treasury Inflation Protected Securities
1,361,516	0.125		01/15/22	1,371,088
1,655,950	0.625		01/15/24	1,716,756
772,856	2.500		01/15/29	975,970
915,399	1.375		02/15/44	1,008,514
United States Treasury Notes
2,500,000	0.500		06/30/16	2,502,050
11,500,000	1.000		03/31/17	11,568,770
400,000	1.500		05/31/19	397,968
3,700,000	2.125		01/31/21	3,718,389
1,600,000	2.250		04/30/21	1,615,744
2,900,000	2.125		06/30/21	2,899,333
800,000	2.500		05/15/24	798,784

TOTAL U.S. TREASURY OBLIGATIONS				$ 37,239,235

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.9%
Interest Rate Swaptions
Bank of America NA Put - OTC - 30 year Interest Rate Swap Strike Price 3.950%
$1,200,000	3.950%	01/29/16	$ 131,955
Bank of America NA Call - OTC - 30 year Interest Rate Swap Strike Price 3.950%
1,200,000	3.950	01/29/16	41,756
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.963%
1,300,000	3.963	05/07/19	82,604
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.963%
1,300,000	3.963	05/07/19	68,811
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.095%
2,000,000	4.095	04/24/19	139,197
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.095%
2,000,000	4.095	04/24/19	96,714
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.113%
5,000,000	4.113	04/16/19	352,261
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.113%
5,000,000	4.113	04/16/19	238,321
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
3,300,000	4.135	04/17/19	235,757
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
3,300,000	4.135	04/17/19	155,151
JP Morgan Securities, Inc. Put - OTC - 10 year Interest Rate Swap Srike Price 3.955%
1,500,000	3.955	05/07/19	94,816
JP Morgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.955%
1,500,000	3.955	05/07/19	79,777
JP Morgan Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.105%
2,000,000	4.105	04/29/19	140,042
JP Morgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.105%
2,000,000	4.105	04/29/19	96,287

TOTAL OPTIONS PURCHASED			$ 1,953,449

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$236,865,647

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 7.3%
Repurchase Agreement – 7.3%
Joint Repurchase Agreement Account II
$16,600,000	0.102%	07/01/14	$ 16,600,000

TOTAL INVESTMENTS – 111.7%			$253,465,647

LIABILITIES IN EXCESS OF OTHER ASSETS – (11.7)%			(26,513,643)

NET ASSETS – 100.0%			$226,952,004

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $32,487,122, which represents approximately 14.3% of net assets as of June 30, 2014.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $26,178,711 which represents approximately 11.5% of net assets as of June 30, 2014.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $5,257,056, which represents approximately 2.3% of net assets as of June 30, 2014.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— United States Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

FNMA	— Federal National Mortgage Association
FREMF	— Freddie Mac Multi Family
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	CAD/CHF	09/17/14	$312,564	$1,667
	GBP/EUR	09/17/14	379,408	253
	ILS/USD	09/17/14	211,858	2,121
	INR/USD	09/05/14	212,049	3
	JPY/USD	09/17/14	1,852,253	7,253
	NZD/USD	09/17/14	218,147	1,637
	USD/HUF	09/17/14	214,148	3,149
	USD/INR	07/02/14	213,983	180
Barclays Bank PLC	AUD/USD	09/17/14	420,896	1,750
	CAD/CHF	09/17/14	469,794	1,552
	CHF/USD	09/17/14	755,425	4,125
	CNH/USD	09/17/14	3,873,102	13,176
	EUR/USD	09/17/14	442,415	3,422
	INR/USD	09/23/14	208,312	651
	MYR/USD	08/05/14	528,632	3,373
BNP Paribas SA	EUR/USD	09/17/14	221,892	2,574
	PLN/USD	09/17/14	94,464	28
Citibank NA (London)	CNH/USD	09/05/14	238,569	1,915
	EUR/USD	09/17/14	947,047	9,831
	GBP/USD	09/17/14	400,831	7,289
	INR/USD	07/21/14	110,432	432
	INR/USD	09/23/14	208,222	122
	INR/USD	09/26/14	211,672	514
	RUB/USD	07/09/14	673,511	10,317
	USD/SEK	09/17/14	494,607	1,666
Credit Suisse International (London)	PLN/USD	09/17/14	95,627	184
	RUB/USD	07/09/14	222,746	4,746
	RUB/USD	07/21/14	225,514	5,514
	USD/RUB	07/09/14	218,835	1,165
Deutsche Bank AG (London)	CNH/USD	09/17/14	438,602	602
	MYR/USD	08/18/14	442,331	615
	USD/TRY	09/17/14	15,778	222
HSBC Bank PLC	BRL/USD	07/07/14	111,410	4,410
	CNH/USD	07/11/14	471,683	4,286
	EUR/GBP	09/17/14	110,834	112
	EUR/NOK	09/17/14	218,083	2,440
	INR/USD	09/26/14	211,293	669
	MXN/USD	09/17/14	488,912	1,040
	TRY/USD	09/17/14	530,636	3,636
	USD/TRY	09/17/14	218,317	683
JPMorgan Securities, Inc.	EUR/NOK	09/17/14	379,011	397
	INR/USD	07/17/14	97,395	395
	JPY/USD	09/17/14	757,453	453
	USD/SEK	09/17/14	592,730	2,251
Lloyds Bank PLC	CNH/USD	09/05/14	238,231	1,818
Morgan Stanley & Co. International PLC	BRL/USD	07/09/14	447,103	14,647
	BRL/USD	07/23/14	111,378	2,378
	CNH/USD	08/11/14	243,244	2,077
	EUR/USD	09/17/14	221,892	2,453
Royal Bank of Canada	BRL/USD	07/03/14	111,504	2,504
	BRL/USD	07/07/14	336,996	11,108
	MXN/USD	08/08/14	1,640,747	7,704
	MXN/USD	09/17/14	1,084,831	175
	USD/BRL	08/04/14	187,977	1,023

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Royal Bank of Scotland PLC	INR/USD	08/08/14	$424,525	$1,576
	MYR/USD	08/18/14	1,251,909	4,028
Standard Chartered Bank	MYR/USD	07/14/14	217,933	3,048
UBS AG (London)	BRL/USD	07/07/14	112,153	3,153
	INR/USD	09/26/14	211,915	757
Westpac Banking Corp.	INR/USD	09/23/14	211,472	280
	MXN/USD	08/08/14	339,319	946
	MYR/USD	08/05/14	108,477	890
	MYR/USD	08/06/14	403,552	4,244

TOTAL				$177,629

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CLP/USD	07/10/14	$108,271	$(729)
	EUR/CHF	09/17/14	109,794	(218)
	INR/USD	07/02/14	213,983	(4,017)
	PLN/EUR	09/17/14	110,946	(1,242)
	USD/ILS	09/17/14	178,841	(1,424)
Barclays Bank PLC	PLN/EUR	09/17/14	110,946	(1,223)
	USD/CNH	09/17/14	764,612	(2,768)
	USD/ILS	09/17/14	220,457	(1,849)
	USD/INR	09/26/14	636,179	(869)
BNP Paribas SA	EUR/CHF	09/17/14	442,037	(992)
	PLN/EUR	09/17/14	120,598	(374)
	USD/BRL	07/07/14	111,133	(2,133)
	USD/CHF	09/17/14	395,483	(5,752)
	USD/EUR	09/17/14	757,447	(310)
	USD/JPY	09/17/14	352,415	(3,431)
	USD/NZD	09/17/14	243,401	(6,996)
Citibank NA (London)	USD/BRL	07/09/14	110,621	(1,621)
	USD/CAD	09/17/14	420,129	(9,706)
	USD/CHF	09/17/14	401,585	(5,269)
	USD/MYR	08/05/14	314,848	(3,328)
	USD/SGD	09/17/14	276,865	(684)
Credit Suisse International (London)	CLP/USD	07/14/14	104,272	(296)
	JPY/CHF	09/17/14	258,406	(304)
	RUB/USD	07/21/14	907	(5)
	USD/CHF	09/17/14	2,864,952	(20,729)
	USD/EUR	09/17/14	867,421	(3,908)
	USD/MYR	08/18/14	219,346	(346)
	USD/RUB	07/09/14	110,654	(1,654)
	USD/RUB	07/21/14	333,074	(4,074)
	USD/SGD	09/17/14	1,078,245	(1,487)
Deutsche Bank AG (London)	PLN/EUR	09/17/14	262,984	(2,946)
	PLN/USD	09/17/14	983,623	(992)
	TRY/USD	09/17/14	15,780	(220)
	USD/AUD	09/17/14	351,916	(3,019)
	USD/BRL	07/18/14	940,856	(15,856)
	USD/GBP	07/24/14	561,450	(12,652)
	USD/GBP	09/17/14	610,575	(4,682)
	USD/ILS	09/17/14	1,269,920	(6,210)
	USD/JPY	09/17/14	358,644	(2,552)
	USD/MYR	07/30/14	441,144	(2,144)
	USD/THB	07/14/14	108,630	(226)
	USD/THB	08/08/14	768,986	(535)
HSBC Bank PLC	PLN/USD	09/17/14	97,108	(70)
	USD/ILS	09/17/14	152,407	(1,247)
	USD/MYR	07/14/14	219,356	(356)
	USD/SGD	09/17/14	285,276	(888)
	USD/TWD	07/25/14	241,370	(2,029)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

JPMorgan Securities, Inc.	INR/USD	07/17/14	$122,803	$(560)
	MXN/USD	09/17/14	496,285	(228)
	NOK/EUR	09/17/14	1,099,874	(19,393)
	NOK/USD	09/17/14	691,213	(3,809)
	PLN/USD	09/17/14	94,214	(16)
	TRY/USD	09/17/14	215,938	(1,062)
	USD/AUD	09/17/14	351,916	(3,000)
	USD/ILS	09/17/14	152,103	(1,030)
	USD/JPY	09/17/14	1,881,441	(9,620)
	USD/MXN	09/17/14	219,965	(965)
Morgan Stanley & Co. International PLC	MXN/USD	09/17/14	510,585	(1,480)
	USD/BRL	07/09/14	335,447	(5,388)
	USD/EUR	09/17/14	1,698,435	(8,612)
	USD/RUB	07/09/14	110,622	(1,622)
Royal Bank of Canada	USD/AUD	09/17/14	1,556,204	(2,934)
	USD/BRL	07/07/14	329,694	(7,164)
	USD/CAD	09/17/14	1,331,012	(22,969)
	USD/MXN	08/08/14	1,460,710	(2,161)
	USD/SGD	09/17/14	276,895	(509)
Royal Bank of Scotland PLC	INR/USD	07/21/14	2,397,916	(437)
	TRY/USD	09/17/14	539,018	(4,210)
	USD/CHF	09/17/14	399,431	(5,595)
	USD/GBP	09/17/14	885,932	(8,178)
	USD/TRY	09/17/14	631,220	(5,220)
	USD/TWD	08/22/14	912,808	(4,540)
Standard Chartered Bank	INR/USD	08/01/14	189,148	(171)
	USD/TWD	08/22/14	217,432	(1,334)
State Street Bank and Trust	EUR/GBP	09/17/14	111,591	(645)
	NOK/EUR	09/17/14	220,523	(7,654)
	USD/CHF	09/17/14	400,902	(5,394)
	USD/EUR	09/17/14	440,824	(1,804)
	USD/JPY	09/17/14	793,084	(6,739)
	USD/MXN	08/08/14	3,703,166	(34,954)
	USD/MXN	09/17/14	521,307	(1,807)
UBS AG (London)	BRL/USD	07/28/14	110,635	(13)
	USD/BRL	07/03/14	111,504	(96)
	USD/BRL	07/18/14	776,478	(12,207)
	USD/BRL	07/23/14	221,816	(2,816)
	USD/CHF	09/17/14	399,866	(6,040)
	USD/JPY	09/17/14	348,709	(2,445)
	USD/NZD	09/17/14	243,401	(7,167)
	USD/TWD	08/01/14	217,867	(857)
Westpac Banking Corp.	USD/AUD	09/17/14	802,360	(7,409)
	USD/EUR	07/31/14	2,562,532	(22,950)
	USD/NZD	09/17/14	902,138	(1,071)
	USD/SGD	09/17/14	279,776	(847)
	USD/TWD	07/17/14	218,402	(1,035)

TOTAL				$(390,519)

FORWARD SALES CONTRACTS — At June 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(d)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $6,831,563)	3.000%	TBA-30yr	07/14/14	$(7,000,000)	$(6,915,782)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(131)	September 2016	$(32,188,338)	$(55,025)
Eurodollars	(192)	December 2016	(47,052,000)	(147,029)
Eurodollars	(129)	March 2017	(31,545,337)	(52,680)
Eurodollars	(131)	June 2017	(31,968,913)	(28,994)
French 10 Year Government Bonds	(17)	September 2014	(3,271,272)	(23,830)
Italian 10 Year Government Bonds	15	September 2014	2,591,675	17,814
Ultra Long U.S. Treasury Bonds	(1)	September 2014	(149,937)	(502)
10 Year German Euro-Bund	32	September 2014	6,441,627	73,637
10 Year U.K. Long Gilt	(41)	September 2014	(7,712,800)	20,042
5 Year U.S. Treasury Notes	(298)	September 2014	(35,599,360)	75,187
10 Year U.S. Treasury Notes	20	September 2014	2,503,438	17,526
20 Year U.S. Treasury Bonds	152	September 2014	20,852,500	(49,033)

TOTAL				$(152,887)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	KRW	50,630		01/16/24	3 month KWCDC	3.445%	$—	$(2,022)
Barclays Bank PLC	MYR	380		08/14/23	3 month KLIBOR	4.485	—	(718)
Citibank NA		1,220		11/19/18	3 month KLIBOR	3.915	—	1,438
	KRW	2,257,900		08/08/23	3 month KWCDC	3.450	—	(88,795)
		231,040		08/16/23	3 month KWCDC	3.485	—	(9,707)
	MYR	775		11/15/23	3 month KLIBOR	4.450	—	(539)
	KRW	161,290		01/07/24	3 month KWCDC	3.472	—	(6,834)
		129,770		01/10/24	3 month KWCDC	3.475	—	(5,526)
Deutsche Bank Securities, Inc.	BRL	2,260		01/02/17	12.650%	1 month Brazilian Interbank Deposit Average	—	26,273
	MYR	1,100		11/14/18	3 month KLIBOR	3.880	—	1,751
		330		08/14/23	3 month KLIBOR	4.490	—	(663)
	KRW	128,620		01/08/24	3 month KWCDC	3.470	—	(5,428)
JPMorgan Securities, Inc.		291,170		08/19/23	3 month KWCDC	3.563	—	(14,042)
	MYR	420		09/26/23	3 month KLIBOR	4.330	—	982
	KRW	257,820		01/07/24	3 month KWCDC	3.471	—	(10,904)
		67,770		01/13/24	3 month KWCDC	3.465	—	(2,824)
		133,720		01/15/24	3 month KWCDC	3.445	—	(5,343)
		163,440		01/16/24	3 month KWCDC	3.457	—	(6,688)
		224,325		01/17/24	3 month KWCDC	3.440	—	(8,860)
		308,990		01/27/24	3 month KWCDC	3.383	—	(10,652)
Morgan Stanley & Co. International PLC	MYR	1,440		11/20/18	3 month KLIBOR	3.934	—	1,395
	KRW	225,810		08/16/23	3 month KWCDC	3.485	—	(9,520)
		115,670		01/09/24	3 month KWCDC	3.455	—	(4,732)
Royal Bank of Scotland PLC	CAD	150	(a)	12/20/22	6 month CDOR	3.000	4,515	(3,906)

TOTAL							$4,515	$(165,864)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$32,200		03/19/16	0.750%	3 month LIBOR	$73	$217,444
	6,700	(a)	02/01/17	3 month LIBOR	1.625%	951	(13,504)
GBP	3,270	(a)	03/05/17	6 month GBP	1.660	3,066	21,023
PLN	750		12/10/18	6 month WIBOR	3.818	1	(14,762)
	775		12/10/18	6 month WIBOR	3.820	1	(15,284)

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

				Rates Exchanged		Market Value
Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

PLN	700		12/10/18	6 month WIBOR	3.844%	$1	$(14,067)
EUR	3,470	(a)	09/17/19	1.500%	6 month EURO	156,302	31,744
GBP	2,950	(a)	09/17/19	2.250	6 month GBP	(457)	(7,982)
	$4,860	(a)	09/17/19	3 month LIBOR	2.250	(73,247)	(27,845)
SEK	29,570	(a)	09/17/19	3 month STIBOR	1.750	(45,145)	(27,736)
NZD	5,760	(a)	09/17/19	4.500	3 month NZDOR	(5,540)	(30,086)
AUD	3,800	(a)	09/17/19	6 month AUDOR	3.750	(33,470)	(16,948)
GBP	2,650	(a)	02/05/21	2.840	6 month GBP	(4,078)	1,120
	4,590	(a)	03/05/22	2.780	6 month GBP	(28,486)	46,161
NOK	3,090	(a)	12/20/22	3 month NIBOR	4.000	(13,246)	(4,039)
PLN	630		11/28/23	6 month WIBOR	4.163	2	(18,831)
	550		12/11/23	6 month WIBOR	4.287	1	(18,338)
JPY	128,430	(a)	12/19/23	1.250	6 month JYOR	2,965	10,386
GBP	1,740	(a)	12/19/23	3.750	6 month GBP	35,820	8,220
CAD	1,750	(a)	12/19/23	4.000	6 month CDOR	31,872	12,777
	$2,330	(a)	12/19/23	4.500	3 month LIBOR	83,254	9,195
AUD	3,130	(a)	12/19/23	6 month AUDOR	5.500	(95,752)	(8,653)
CHF	720	(a)	12/19/23	6 month CHFOR	2.500	(27,283)	(8,543)
EUR	3,185	(a)	12/19/23	6 month EURO	3.250	(192,712)	(39,927)
	$19,200	(a)	01/30/24	4.252	3 month LIBOR	94,505	443,608
	900	(a)	03/20/24	4.250	3 month LIBOR	11,154	12,901
GBP	620	(a)	03/20/24	6 month GBP	3.750	(8,573)	(5,570)
SEK	5,560	(a)	09/17/24	2.500	3 month STIBOR	19,889	9,488
CAD	3,360	(a)	09/17/24	2.750	6 month CDOR	(6,962)	13,210
	$30,040	(a)	09/17/24	3 month LIBOR	3.250	(1,214,477)	(297,088)
AUD	340	(a)	09/17/24	4.500	6 month AUDOR	8,334	3,191
NZD	520	(a)	09/17/24	5.000	3 month NZDOR	3,254	(1,030)
EUR	2,590	(a)	09/17/24	6 month EURO	2.250	(206,962)	(52,711)
GBP	430	(a)	09/17/24	6 month GBP	3.000	(7,491)	(2,415)
JPY	39,500	(a)	09/17/24	6 month JYOR	0.750	1,786	(2,328)
GBP	2,940	(a)	03/05/25	6 month GBP	3.100	29,673	(78,445)
JPY	1,828,000	(a)	05/09/25	6 month JYOR	1.650	23,487	(79,858)
	1,121,000	(a)	05/09/27	1.880	6 month JYOR	(22,230)	96,981
	$7,500	(a)	09/17/29	3.750	3 month LIBOR	539,138	99,738
GBP	1,680	(a)	02/05/36	6 month GBP	3.500	15,930	(42,303)
	$6,400	(a)	01/30/39	3 month LIBOR	4.370	(78,434)	(376,526)

TOTAL						$(1,003,086)	$(167,632)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.250%, 10/28/14	$100	(1.000)%	06/20/19	0.731%	$(620)	$(701)
Barclays Bank PLC		270	(1.000)	03/20/19	0.685	(994)	(2,988)
Citibank NA		3,080	(1.000)	03/20/19	0.685	(13,584)	(31,836)
		4,940	(1.000)	06/20/19	0.731	(24,140)	(41,152)
JPMorgan Securities, Inc.		270	(1.000)	03/20/19	0.685	(895)	(3,086)
		120	(1.000)	06/20/19	0.731	(807)	(779)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	2,425	1.000	06/20/16	0.200	1,365	37,936
Morgan Stanley Capital Services, Inc.		5,425	1.000	06/20/16	0.200	2,919	85,003

TOTAL						$(36,756)	$42,397

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 21		$8,150	(1.000)%	12/20/18	0.506%	$(106,542)	$(70,912)
Protection Sold:
CDX North America Investment Grade Index 22		5,400	1.000	06/20/19	0.585	89,967	18,812
iTraxx Europe Index Series 20	EUR	1,700	1.000	12/20/18	0.549	30,337	16,590

TOTAL						$13,762	$(35,510)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$243,290,706

Gross unrealized gain	11,670,846
Gross unrealized loss	(1,495,905)

Net unrealized security gain	$10,174,941

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – 38.4%
British Pound – 2.4%
United Kingdom Treasury
GBP	5,960,000	3.750%		07/22/52	$ 10,986,220

Canadian Dollar – 3.2%
British Columbia Province of Canada
CAD	800,000	3.250		12/18/21	789,669
Government of Canada
	3,510,000	1.500		09/01/17	3,311,120
	2,250,000	4.000		06/01/41	2,586,050
Ontario Province of Canada
	1,800,000	4.400		06/02/19	1,872,199
	4,200,000	4.000		06/02/21	4,298,835
Quebec Province of Canada
	1,800,000	4.250		12/01/21	1,865,840

					14,723,713

Czech Koruna – 0.1%
Czech Republic Government Bond
CZK	11,190,000	1.500		10/29/19	582,663

Euro – 17.7%
Federal Republic of Germany
EUR	2,400,000	0.250		04/13/18	3,294,372
	630,000	1.500		02/15/23	895,690
	650,000	2.500		07/04/44	954,200
Government of Finland(a)
	390,000	4.375		07/04/19	635,949
Government of France
	1,400,000	3.750		04/25/17	2,109,282
	3,590,000	1.000		05/25/18	5,041,092
	1,330,000	4.500		04/25/41	2,478,775
Italy Buoni Poliennali Del Tesoro(a)
	120,000	4.750		09/01/44	187,327
Kingdom of Belgium(a)
	395,000	3.750		09/28/20	635,766
	970,000	2.600		06/22/24	1,437,175
Kingdom of The Netherlands
	2,280,000	0.500		04/15/17	3,150,577
	2,470,000	4.500	(a)	07/15/17	3,822,835
	940,000	1.500		05/15/23	1,333,235
	1,730,000	1.750		02/15/24	2,485,581
	1,000,000	2.500	(a)	01/15/33	1,449,497
Republic of Austria(a)
	3,670,000	4.350		03/15/19	5,937,430
Republic of Italy
	2,220,000	4.750		06/01/17	3,377,270
	380,000	3.500		11/01/17	562,897
	7,102,819	2.150		11/12/17	10,110,064
	1,440,000	5.500		11/01/22	2,418,384
	8,650,000	4.500		05/01/23	13,622,536
	400,000	5.000		08/01/39	650,303
Spain Government Bond
	1,560,000	4.500		01/31/18	2,400,723
	1,330,000	5.400	(a)	01/31/23	2,238,235
	1,110,000	4.400	(a)	10/31/23	1,745,374
	5,190,000	3.800	(a)	04/30/24	7,788,269
	90,000	5.150	(a)	10/31/44	148,577

					80,911,415

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Japanese Yen – 11.3%
Government of Japan
JPY	200,000	0.100%		12/15/14	$ 1,975
	819,500,000	0.200		09/20/17	8,115,912
	1,244,000,000	0.300		03/20/18	12,361,053
	971,000,000	0.600		03/20/23	9,695,766
	430,000,000	2.100		12/20/26	4,917,798
	29,000,000	2.200		03/20/31	332,192
	225,000,000	1.700		09/20/32	2,371,707
	485,000,000	2.500		09/20/34	5,668,461
	250,000,000	2.500		03/20/38	2,928,385
	100,000,000	2.200		09/20/39	1,112,027
	150,000,000	2.200		03/20/41	1,665,663
	59,500,000	2.000		09/20/41	634,548
	157,400,000	2.000		03/20/52	1,651,961

					51,457,448

Mexican Peso – 1.5%
United Mexican States
MXN	32,641,180	0.000	(b)	09/18/14	2,500,440
	32,641,190	0.000	(b)	10/16/14	2,494,470
	13,763,300	10.000		11/20/36	1,480,176
	1,882,300	8.500		11/18/38	177,032

					6,652,118

South African Rand – 0.5%
Republic of South Africa
ZAR	18,820,000	7.750		02/28/23	1,723,018
	6,569,608	10.500		12/21/26	721,017

					2,444,035

South Korean Won – 0.9%
Republic of Korea
KRW	3,819,000,000	5.000		06/10/20	4,189,765

United States Dollar – 0.8%
Federal Republic of Brazil
	$610,000	4.250		01/07/25	617,625
	90,000	8.250		01/20/34	124,200
	80,000	7.125		01/20/37	100,800
Republic of Chile
	840,000	3.625		10/30/42	739,200
Republic of Korea
	660,000	7.125		04/16/19	813,311
Republic of Turkey
	200,000	5.750		03/22/24	218,000
	230,000	6.000		01/14/41	245,813
United Mexican States
	470,000	5.750		10/12/10	499,375

					3,358,324

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS					$175,305,701

Corporate Obligations – 21.1%
Automotive – 0.6%
Ford Motor Credit Co. LLC
	$2,300,000	3.984%		06/15/16	$ 2,428,951
	300,000	4.250		02/03/17	321,865

					2,750,816

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Automotive – 0.2%
FCE Bank PLC
EUR	750,000	1.625%		09/09/16	$ 1,045,522

Banks – 7.7%
Bank of America Corp.
	$1,550,000	5.750		12/01/17	1,748,438
	1,000,000	5.650		05/01/18	1,132,991
	1,400,000	2.600		01/15/19	1,416,436
	600,000	2.650		04/01/19	607,066
	1,450,000	4.125		01/22/24	1,494,806
Barclays Bank PLC
GBP	400,000	10.000		05/21/21	901,397
BNP Paribas SA(c)(d)
EUR	150,000	4.730		04/12/49	211,635
Citigroup, Inc.
	$105,000	4.450		01/10/17	113,014
	375,000	6.125		05/15/18	431,961
Credit Agricole SA(a)
	1,500,000	2.125		04/17/18	1,513,389
HSBC Holdings PLC
	450,000	6.800		06/01/38	571,212
ING Bank NV
	1,600,000	4.000	(a)	03/15/16	1,681,813
EUR	1,050,000	6.125	(c)(d)	05/29/23	1,638,736
Intesa Sanpaolo SpA
	500,000	4.125		01/14/16	717,253
	$800,000	2.375		01/13/17	812,049
	1,700,000	3.875		01/16/18	1,790,092
	900,000	3.875		01/15/19	943,789
	500,000	5.017	(a)	06/26/24	507,884
JPMorgan Chase & Co.
	1,400,000	4.250		10/15/20	1,514,094
Lloyds TSB Bank PLC(c)(d)
EUR	1,250,000	11.875		12/16/21	2,127,208
Macquarie Bank Ltd.(a)
	$1,450,000	2.600		06/24/19	1,459,166
Morgan Stanley, Inc.
	1,650,000	4.000		07/24/15	1,708,347
	225,000	5.550		04/27/17	249,989
	850,000	6.250		08/28/17	968,776
	250,000	6.625		04/01/18	291,802
	400,000	2.125		04/25/18	403,650
	500,000	5.625		09/23/19	574,101
EUR	900,000	2.375		03/31/21	1,272,952
Regions Financial Corp.(d)
	$750,000	2.000		05/15/18	747,359
Santander Holdings USA, Inc.(d)
	850,000	3.000		09/24/15	868,763
Standard Chartered PLC(a)
	400,000	5.500		11/18/14	407,560
Sumitomo Mitsui Financial Group, Inc.(a)
	1,500,000	4.436		04/02/24	1,567,569
Yorkshire Building Society
GBP	1,400,000	4.750		04/12/18	2,610,024

					35,005,321

Chemicals – 0.3%
LYB International Finance BV
	$150,000	5.250		07/15/43	163,776
LyondellBasell Industries NV(d)
	500,000	5.000		04/15/19	563,988

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals – (continued)
Monsanto Co.(d)
	$600,000	4.400%		07/15/44	$ 601,083

					1,328,847

Communications – 3.5%
21st Century Fox America, Inc.
	50,000	4.000		10/01/23	52,090
America Movil SAB de CV
MXN	5,260,000	6.000		06/09/19	413,551
American Tower Corp.
	$450,000	3.400		02/15/19	468,050
British Telecommunications PLC
GBP	244,000	6.625		06/23/17	469,937
Comcast Corp.
	$1,800,000	4.500		01/15/43	1,820,554
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
	200,000	6.000	(d)	08/15/40	229,514
	350,000	6.375		03/01/41	422,251
Empresa Nacional de Telecomunicaciones SA(a)
	830,000	4.875		10/30/24	863,200
Koninklijke KPN NV
EUR	750,000	3.250		02/01/21	1,110,712
	200,000	4.500		10/04/21	318,220
	550,000	4.250		03/01/22	859,628
Time Warner Cable, Inc.
	$200,000	6.550		05/01/37	246,646
	678,000	7.300		07/01/38	908,635
Verizon Communications, Inc.
	1,350,000	3.650		09/14/18	1,440,019
	350,000	4.500		09/15/20	383,501
	1,500,000	5.150		09/15/23	1,679,813
	1,000,000	6.400		09/15/33	1,223,631
	1,250,000	6.550		09/15/43	1,573,241
Verizon Wireless Capital LLC
EUR	950,000	8.750		12/18/15	1,456,051

					15,939,244

Consumer Noncyclical – 0.3%
Avon Products, Inc.
	$1,000,000	4.600		03/15/20	1,039,823
	400,000	5.000		03/15/23	406,859

					1,446,682

Diversified Manufacturing – 0.1%
Roper Industries, Inc.
	400,000	2.050		10/01/18	400,062

Electric – 0.3%
Enel Finance International NV
GBP	300,000	5.625		08/14/24	576,525
MidAmerican Energy Holdings Co.
	$350,000	5.950		05/15/37	424,328
Ruwais Power Co. PJSC(a)
	520,000	6.000		08/31/36	577,200

					1,578,053

Energy – 1.9%
Anadarko Petroleum Corp.
	450,000	6.450		09/15/36	571,703
Buckeye Partners LP(d)
	550,000	4.150		07/01/23	566,827
Dolphin Energy Ltd.
	561,925	5.888		06/15/19	623,737

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy – (continued)
Dolphin Energy Ltd. – (continued)
	$870,675	5.888	%(a)	06/15/19	$ 966,449
Petrobras Global Finance BV
	400,000	4.875		03/17/20	410,840
Petroleos Mexicanos
	920,000	5.500		01/21/21	1,029,296
The Williams Cos., Inc.(d)
	200,000	4.550		06/24/24	202,087
Transocean, Inc.
	1,450,000	6.375		12/15/21	1,673,385
Transportadora de Gas Internacional SA ESP(d)
	340,000	5.700		03/20/22	365,500
Weatherford International Ltd.
	500,000	9.625		03/01/19	655,922
	718,000	5.125		09/15/20	796,229
	50,000	4.500	(d)	04/15/22	53,160
Williams Partners LP(d)
	650,000	3.900		01/15/25	652,892

					8,568,027

Financial Companies – 1.0%
American Express Credit Corp.
GBP	1,200,000	5.375		10/01/14	2,076,866
	$700,000	2.800		09/19/16	727,883
GE Capital European Funding
EUR	1,200,000	2.875		06/18/19	1,788,284

					4,593,033

Food & Beverage – 0.7%
Mondelez International, Inc.
	$496,000	6.500		02/09/40	629,942
Pernod-Ricard SA(a)
	400,000	4.450		01/15/22	426,442
	1,050,000	4.250		07/15/22	1,099,772
	885,000	5.500		01/15/42	979,205

					3,135,361

Health Care - Services – 0.7%
Celgene Corp.(d)
	800,000	3.625		05/15/24	801,787
Express Scripts Holding Co.
	2,350,000	3.500		11/15/16	2,475,522

					3,277,309

Insurance – 0.7%
AIG Life Holdings, Inc.
	100,000	8.500		07/01/30	133,500
Allianz Finance II BV(c)(d)
EUR	100,000	5.750		07/08/41	160,351
American International Group, Inc.
	$750,000	4.875		09/15/16	810,509
Assicurazioni Generali SpA(c)(d)
GBP	150,000	6.416		02/28/49	269,843
Generali Finance BV(c)(d)
	350,000	6.214		12/31/49	618,904
Genworth Holdings, Inc.
	$150,000	7.700		06/15/20	185,182
	300,000	7.625		09/24/21	375,847
	300,000	4.900		08/15/23	321,228
QBE Insurance Group Ltd.(a)
	400,000	2.400		05/01/18	399,340

					3,274,704

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – 0.6%
Glencore Finance Canada Ltd.(a)
	$1,500,000	4.250%		10/25/22	$ 1,519,224
Glencore Funding LLC(a)
	50,000	4.125		05/30/23	50,217
Rio Tinto Finance USA Ltd.
	752,000	9.000		05/01/19	984,173

					2,553,614

Natural Gas(c)(d) – 0.3%
GDF Suez
EUR	900,000	3.875		07/10/49	1,292,056

Noncaptive – Financial – 0.1%
General Electric Capital Corp.
MXN	1,000,000	8.500		04/06/18	87,139
	$350,000	5.550		05/04/20	406,520

					493,659

Pharmaceuticals – 0.4%
AbbVie, Inc.
	1,500,000	1.750		11/06/17	1,506,105
Actavis Funding SCS(a)
	50,000	2.450		06/15/19	50,174
Actavis Funding SCS Co.(a)(d)
	100,000	3.850		06/15/24	100,608
	350,000	4.850		06/15/44	351,698

					2,008,585

Real Estate Investment Trusts – 1.4%
Gecina SA
EUR	700,000	4.250		02/03/16	1,011,464
HCP, Inc.(d)
	$100,000	2.625		02/01/20	99,749
	1,750,000	5.375		02/01/21	1,986,458
	200,000	4.250		11/15/23	208,493
Trust F/1401(a)
	330,000	5.250		12/15/24	346,500
Ventas Realty LP/Ventas Capital Corp.(d)
	200,000	3.250		08/15/22	198,340
WEA Finance LLC(a)
	200,000	7.125		04/15/18	243,453
	1,600,000	4.625	(d)	05/10/21	1,837,925
WEA Finance LLC/WT Finance Australia Property Ltd.(a)(d)
	250,000	3.375		10/03/22	265,460

					6,197,842

Technology – 0.2%
Apple, Inc.
	500,000	3.850		05/04/43	459,194
Hewlett-Packard Co.
	250,000	2.600		09/15/17	257,586

					716,780

Transportation(a) – 0.1%
Penske Truck Leasing Co LP/PTL Finance Corp.
	450,000	4.250		01/17/23	462,789

TOTAL CORPORATE OBLIGATIONS					$96,068,306

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Debt Obligations – 3.2%
Electric – 0.2%
ACEA SpA
EUR	550,000	3.750%	09/12/18	$ 828,544
Enel Finance International NV
GBP	200,000	5.750	09/14/40	372,535

				1,201,079

Supranational(e) – 3.0%
European Financial Stability Facility
EUR	7,700,000	2.000	05/15/17	11,077,709
	1,800,000	0.875	04/16/18	2,509,096

				13,586,805

TOTAL FOREIGN DEBT OBLIGATIONS				$14,787,884

Asset-Backed Securities(c) – 8.4%
Collateralized Loan Obligations(a) – 5.6%
B&M CLO Ltd. Series 2014-1A, Class A1
	$1,750,000	1.598%	04/16/26	$ 1,741,448
B&M CLO Ltd. Series 2014-1A, Class A2
	300,000	2.148	04/16/26	295,115
CIFC Funding Ltd. Series 2014-2A, Class A1L
	2,500,000	1.725	05/24/26	2,497,117
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1
	1,600,000	1.808	04/18/26	1,602,341
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B
	3,250,000	1.648	04/28/25	3,231,514
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2
	850,000	2.228	04/28/25	843,289
Magnetite VIII Ltd. Series 2014-8A, Class A
	2,700,000	1.708	04/15/26	2,698,159
Magnetite VIII Ltd. Series 2014-8A, Class B
	550,000	2.228	04/15/26	550,923
Shackleton CLO Ltd. Series 2014-5A, Class A
	3,650,000	1.730	05/07/26	3,650,394
Shackleton CLO Ltd. Series 2014-5A, Class B1
	800,000	2.230	05/07/26	795,296
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM
	1,250,000	1.608	07/15/26	1,227,375
Trinitas CLO Ltd. Series 2014-1A, Class A1
	1,550,000	1.833	04/15/26	1,546,452
Trinitas CLO Ltd. Series 2014-1A, Class B1
	400,000	2.203	04/15/26	391,161
Whitehorse VIII Ltd. Series 2014-1A, Class A
	3,500,000	1.714	05/01/26	3,501,116
Whitehorse VIII Ltd. Series 2014-1A, Class B
	750,000	2.264	05/01/26	745,610

				25,317,310

Home Equity – 0.6%
CIT Mortgage Loan Trust Series 2007-1, Class 2A3(a)
	2,900,000	1.602	10/25/37	2,705,925
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 1A1
	77,448	7.000	09/25/37	76,983
GMAC Mortgage Corp. Loan Trust Series 2007-HE3, Class 2A1
	117,039	6.856	09/25/37	116,181

				2,899,089

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities(c) – (continued)
Student Loans – 2.2%
Access Group, Inc. Series 2004-2, Class A2
	$2,377,238	0.379%	01/25/16	$ 2,287,033
Educational Services of America, Inc. Series 2010-1, Class A1(a)
	1,659,816	1.079	07/25/23	1,670,676
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
	874,954	1.177	02/25/42	883,239
Nelnet Student Loan Trust Series 2010-3A, Class A(a)
	945,022	1.009	07/27/48	955,390
Nelnet Student Loan Trust Series 2011-1A, Class A(a)
	529,880	1.002	02/25/43	537,537
SLC Student Loan Center Series 2011-1, Class A(a)
	1,176,609	1.372	10/25/27	1,203,449
SLC Student Loan Trust Series 2006-1, Class A4
	1,638,095	0.311	12/15/21	1,634,046
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	254,614	0.357	03/01/25	254,350
Wachovia Student Loan Trust Series 2006-1, Class A4(a)
	686,281	0.309	04/25/23	685,792

				10,111,512

TOTAL ASSET-BACKED SECURITIES				$38,327,911

Mortgage-Backed Obligations – 21.1%
Adjustable Rate Non-Agency(c) – 1.3%
American Home Mortgage Investment Trust Series 2004-3, Class 1A
	$518	0.890%	10/25/34	$ 516
Countrywide Alternative Loan Trust Series 2005-38, Class A1
	202,786	1.624	09/25/35	185,698
Countrywide Alternative Loan Trust Series 2005-82, Class A1
	2,808,470	0.420	02/25/36	2,308,282
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
	971,461	0.359	03/20/46	747,054
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	207,766	2.509	04/20/35	208,121
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	1,015,524	2.602	08/19/36	781,652
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
	1,299,718	1.124	01/25/46	970,759
Sequoia Mortgage Trust Series 2004-10, Class A3A
	277,022	0.651	11/20/34	266,851
Structured Adjustable Rate Mortgage Loan Trust Series 2004-16, Class 3A1
	640,316	2.491	11/25/34	649,494

TOTAL ADJUSTABLE RATE NON-AGENCY				$ 6,118,427

Collateralized Mortgage Obligations – 3.2%
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1(c)
EUR	2,547,615	0.516	09/20/66	3,415,667
FNMA REMIC Series 2010-126, Class LS(c)
	$2,423,074	4.849	11/25/40	452,455
FNMA REMIC Series 2011-52, Class GB
	1,000,000	5.000	06/25/41	1,103,943
FNMA REMIC Series 2011-99, Class DB
	875,000	5.000	10/25/41	968,108
FNMA REMIC Series 2012-111, Class B
	225,425	7.000	10/25/42	256,260
FNMA REMIC Series 2012-153, Class B
	735,728	7.000	07/25/42	836,076

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Leek Finance Number Eighteen PLC Series 2018X, Class A2C(c)
EUR	150,108	0.572%	09/21/38	$ 213,059
Leek Finance Number Seventeen PLC Series 2017X, Class A2A(c)
GBP	99,480	0.803	12/21/37	177,898
Leek Finance PLC Series 2017X, Class A2C(c)
EUR	165,800	0.592	12/21/37	237,568
Leek Finance PLC Series 2018X, Class A2B(c)
	$850,612	0.494	09/21/38	883,563
NCUA Guaranteed Notes Series 2010-C1, Class APT
	3,116,897	2.650	10/29/20	3,199,420
NCUA Guaranteed Notes Series 2010-R1, Class 2A
	45,935	1.840	10/07/20	46,249
Quadrivio Finance Series 2011-1, Class A1(c)
EUR	1,533,272	0.832	07/25/60	2,086,827
Thrones PLC Series 2013-1, Class A(c)
GBP	451,597	2.028	07/20/44	785,742

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$14,662,835

Commercial Mortgage-Backed Securities – 4.5%
Banc of America Commercial Mortgage, Inc. Series 2007-2, Class AM(c)
	$600,000	5.791%	04/10/49	$ 662,396
Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW18, Class A1A
	2,534,112	5.602	06/11/50	2,842,190
Commercial Mortgage Trust Series 2007-C9, Class A1A(c)
	4,491,136	5.988	12/10/49	4,990,457
FNMA ACES Series 2012-M8, Class ASQ2
	200,000	1.520	12/25/19	200,912
FNMA ACES Series 2012-M8, Class ASQ3
	300,000	1.800	12/25/19	299,957
GS Mortgage Securities Trust Series 2007-GG10, Class A1A(c)
	4,510,587	5.997	08/10/45	4,955,331
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(c)
	3,671,632	6.045	07/15/44	4,071,028
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM(c)
	150,000	5.478	02/12/44	163,844
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM(c)
	250,000	5.931	12/15/44	244,941
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class A1A(c)
	1,740,003	5.608	05/15/46	1,892,319

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$20,323,375

Federal Agencies – 12.1%
FHLMC – 0.7%
	$580	5.000%	09/01/16	$ 602
	5,609	5.000	11/01/16	5,955
	1,039	5.000	12/01/16	1,103
	18,808	5.000	01/01/17	19,948
	29,923	5.000	02/01/17	31,666
	24,390	5.000	03/01/17	25,814
	44,996	5.000	04/01/17	47,623
	2,045	5.000	05/01/17	2,164
	870	5.000	06/01/17	921
	1,293	5.000	08/01/17	1,368
	134,543	5.000	09/01/17	142,393
	159,034	5.000	10/01/17	168,312
	93,574	5.000	11/01/17	99,036
	100,573	5.000	12/01/17	106,444
	120,760	5.000	01/01/18	127,776
	274,788	5.000	02/01/18	290,436

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$263,780	5.000%	03/01/18	$ 279,025
245,432	5.000	04/01/18	259,708
182,203	5.000	05/01/18	192,834
44,024	5.000	06/01/18	46,569
46,457	5.000	07/01/18	49,170
21,231	5.000	08/01/18	22,453
18,227	5.000	09/01/18	19,299
54,396	5.000	10/01/18	57,601
68,962	5.000	11/01/18	73,033
45,890	5.000	12/01/18	48,585
33,179	5.000	01/01/19	35,139
3,053	5.000	02/01/19	3,241
7,913	5.000	03/01/19	8,400
4,018	5.000	01/01/33	4,446
1,878	5.000	06/01/33	2,086
15,441	5.000	07/01/33	17,144
19,678	5.000	08/01/33	21,849
3,451	5.000	10/01/33	3,832
13,849	5.000	11/01/33	15,377
3,784	5.000	12/01/33	4,201
14,552	5.000	02/01/34	16,159
5,417	5.000	03/01/34	6,018
10,725	5.000	04/01/34	11,915
16,370	5.000	05/01/34	18,176
190,998	5.000	06/01/34	212,063
2,738	5.000	11/01/34	3,041
62,195	5.000	04/01/35	69,056
10,454	5.000	11/01/35	11,607
8,741	5.000	02/01/37	9,699
1,587	5.000	11/01/37	1,755
619,383	7.000	02/01/39	705,424
77,400	5.000	01/01/40	86,228

			3,386,694

FNMA – 11.2%
1,777	5.000	04/01/18	1,887
23,204	5.000	05/01/18	24,547
2,928	5.000	06/01/18	3,099
2,640	5.000	11/01/18	2,802
2,651	5.000	03/01/19	2,826
3,830	5.000	04/01/19	4,089
4,000,000	4.506	06/01/19	4,397,969
1,611,046	3.416	10/01/20	1,719,703
1,169,246	3.612	12/01/20	1,260,134
757,365	3.763	12/01/20	819,999
2,055,773	4.375	06/01/21	2,281,746
400,000	3.830	07/01/21	433,755
269,847	5.000	05/01/26	299,854
178,744	6.000	09/01/27	201,946
5,385	5.000	08/01/33	6,003
4,870	5.500	02/01/34	5,505
6,234	5.500	05/01/34	7,046
4,595	5.500	10/01/34	5,188
27,151	5.500	12/01/34	30,616
6,495	5.500	04/01/35	7,324
5,989	5.500	07/01/35	6,750
2,990,650	6.000	12/01/36	3,364,576
929,446	6.000	07/01/37	1,045,394
931,375	6.000	09/01/37	1,047,563
212,649	6.000	03/01/38	239,213
775,274	6.000	09/01/38	872,120
923,445	6.000	10/01/38	1,038,683
80,526	6.000	11/01/38	90,571
572,702	6.000	12/01/38	644,243
381,838	7.000	03/01/39	434,649

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
	$56,127	4.500%	05/01/39		$ 61,440
	34,710	4.500	06/01/39		37,997
	29,210	4.500	08/01/39		31,985
	186,617	6.000	09/01/39		209,898
	61,928	6.000	10/01/39		69,671
	337,207	5.000	06/01/40		375,206
	3,478,699	6.000	07/01/40		3,912,663
	279,223	6.000	10/01/40		314,056
	1,814,038	6.000	05/01/41		2,040,337
	492,374	5.000	06/01/41		548,980
	83,578	4.500	07/01/41		90,655
	167,252	5.000	07/01/41		186,480
	157,639	4.500	08/01/41		170,915
	40,163	4.500	10/01/41		43,508
	882,430	3.000	08/01/42		876,600
	779,815	3.000	09/01/42		774,941
	106,463	3.000	10/01/42		105,779
	479,980	3.000	11/01/42		476,772
	4,777,578	3.000	12/01/42		4,744,665
	3,281,051	3.000	01/01/43		3,259,119
	968,846	3.000	02/01/43		962,259
	237,645	3.000	03/01/43		236,095
	682,755	3.000	04/01/43		677,849
	4,000,000	3.500	TBA-30yr	(f)	4,118,125
	4,000,000	4.000	TBA-30yr	(f)	4,242,461
	2,000,000	6.000	TBA-30yr	(f)	2,253,281

					51,121,537

GNMA – 0.2%
	661,627	3.950	07/15/25		696,498

TOTAL FEDERAL AGENCIES					$ 55,204,729

TOTAL MORTGAGE-BACKED OBLIGATIONS					$ 96,309,366

Agency Debentures – 0.7%
FFCB
	$700,000	3.500%	12/20/23		$ 730,807
FHLMC
	1,800,000	6.750	03/15/31		2,579,483

TOTAL AGENCY DEBENTURES					$ 3,310,290

Municipal Debt Obligations – 0.1%
California – 0.1%
California State GO Bonds (Various Purposes) Series 2011
	$165,000	5.000%	09/01/41		$ 179,461
California State GO Bonds (Various Purposes) Series 2013
	255,000	5.000	02/01/43		280,742

TOTAL MUNICIPAL DEBT OBLIGATIONS					$ 460,203

Government Guarantee Obligations(e) – 3.8%
Achmea Hypotheekbank NV(a)
	$387,000	3.200%	11/03/14		$ 390,687
Banca Monte dei Paschi di Siena SpA
EUR	3,400,000	3.500	03/20/17		4,922,388
Kreditanstalt fuer Wiederaufbau
	5,676,000	3.125	06/15/18		8,615,395

	Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(e) – (continued)
Kreditanstalt fuer Wiederaufbau (continued)
AUD	3,000,000	6.000%	08/20/20	$ 3,174,376

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 17,102,846

U.S. Treasury Obligations – 4.3%
United States Treasury Inflation Protected Securities
	$2,026,388	1.125%	01/15/21	$ 2,196,422
	1,996,456	0.375	07/15/23	2,036,385
	5,262,466	0.625	01/15/24	5,455,704
	1,322,243	1.375	02/15/44	1,456,742
United States Treasury Notes
	7,750,000	1.625	04/30/19	7,764,570
	800,000	2.500	05/15/24	798,784

TOTAL U.S. TREASURY OBLIGATIONS				$ 19,708,607

	Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.4%
Currency Options
Bank of America Securities LLC
Put JPY 567,788,400
	Call USD 5,534,000	102.600%	08/22/14	$ 18,860
Put CNH 25,383,380
	Call USD 4,113,000	6.172	02/18/15	79,484
Put USD 4,113,000
	Call CNH 25,383,380	6.172	02/18/15	8,901
Put CNH 33,911,946
	Call USD 5,408,000	6.271	04/14/15	61,943
Put USD 5,408,000
	Call CNH 33,911,946	6.271	04/14/15	44,573
Interest Rate Swaptions
Royal Bank of Canada Call - OTC - 2 year Interest Rate Swap Strike Price 1.916%
	$68,000,000	1.916	10/23/15	324,142
Royal Bank of Canada Call - OTC - 10 year Interest Rate Swap Strike Price 3.623%
	31,000,000	3.623	02/22/16	651,747
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.113%
	5,000,000	4.113	04/16/19	232,492
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.113%
	5,000,000	4.113	04/16/19	157,292
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
	3,300,000	4.135	04/17/19	214,324
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
	3,300,000	4.135	04/17/19	141,046

TOTAL OPTIONS PURCHASED				$ 1,934,804

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT				$463,315,918

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(g) – 4.1%
Repurchase Agreement – 4.1%
Joint Repurchase Agreement Account II
$19,000,000	0.102%	07/01/14	$ 19,000,000

TOTAL INVESTMENTS – 105.6%			$482,315,918

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.6)%			(25,743,894)

NET ASSETS – 100.0%			$456,572,024

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $77,424,587, which represents approximately 17.0% of net assets as of June 30, 2014.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Guaranteed by a foreign government until maturity.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $10,613,867, which represents approximately 2.3% of net assets as of June 30, 2014.

(g)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate

CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	CAD/CHF	09/17/14	$919,751	$4,904
	GBP/EUR	09/17/14	940,988	627
	ILS/USD	09/17/14	951,293	9,524
	INR/USD	09/05/14	1,123,470	15
	JPY/USD	09/17/14	2,819,039	11,039
	NZD/USD	09/17/14	465,844	3,496
	USD/HUF	09/17/14	959,308	14,103
	USD/INR	07/02/14	1,133,720	949
Barclays Bank PLC	CAD/CHF	09/17/14	1,382,417	4,566
	CNH/USD	09/17/14	4,677,728	16,728
	CNH/USD	04/16/15	913,244	7,244
	DKK/USD	08/11/14	2,855,453	13,091
	EUR/USD	09/17/14	939,618	7,267
	INR/USD	09/23/14	890,146	2,780
	MYR/USD	08/05/14	1,777,556	11,341
BNP Paribas SA	CHF/JPY	09/17/14	358,107	1,855
	EUR/GBP	09/17/14	489,228	1,126
	EUR/USD	09/17/14	943,727	10,947
	NOK/USD	09/17/14	1,757,269	4,269
	PLN/USD	09/17/14	420,411	125
Citibank NA (London)	CNH/USD	09/05/14	1,020,583	8,194
	EUR/USD	09/17/14	4,032,537	41,738
	GBP/USD	09/17/14	1,767,170	32,133
	INR/USD	07/21/14	467,831	1,831
	INR/USD	09/23/14	887,348	522
	INR/USD	09/26/14	902,051	2,191
	RUB/USD	07/09/14	2,867,469	43,923
	SEK/USD	07/08/14	2,745,841	21,443
	USD/SEK	09/17/14	2,282,925	7,689
Credit Suisse International (London)	PLN/USD	09/17/14	425,585	817
	RUB/USD	07/09/14	950,247	20,247
	RUB/USD	07/21/14	955,360	23,360
	USD/RUB	07/09/14	465,522	2,478
Deutsche Bank AG (London)	CNH/USD	09/05/14	1,019,138	7,781
	CNH/USD	09/17/14	1,868,565	2,565
	CNH/USD	04/16/15	1,366,238	7,238
	EUR/USD	07/31/14	462,809	2,972
	MYR/USD	08/18/14	2,144,431	2,984
	USD/CNH	04/16/15	452,540	460
	USD/TRY	09/17/14	68,041	959
HSBC Bank PLC	BRL/USD	07/07/14	485,206	19,206
	CNH/USD	07/11/14	2,017,827	18,335
	EUR/GBP	09/17/14	469,334	475
	EUR/NOK	09/17/14	465,965	5,214
	INR/USD	09/26/14	900,434	2,848
	MXN/USD	09/17/14	2,021,885	4,301
	NOK/USD	09/17/14	404,112	1,112
	SEK/USD	09/17/14	1,761,914	8,914
	TRY/USD	09/17/14	942,458	6,458
	USD/RUB	07/21/14	928,776	2,691
	USD/TRY	09/17/14	929,094	2,906
JPMorgan Chase Bank (London)	EUR/NOK	09/17/14	607,512	637
	INR/USD	07/17/14	411,671	1,671
	JPY/USD	09/17/14	1,878,124	1,124
	USD/SEK	07/08/14	3,195,852	47,102

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley & Co. International PLC	BRL/USD	07/09/14	$1,924,091	$63,032
	BRL/USD	07/23/14	476,165	10,165
	CNH/USD	08/11/14	1,040,579	8,885
	EUR/USD	09/17/14	943,042	10,427
	USD/BRL	07/28/14	467,383	617
Royal Bank of Canada	AUD/JPY	09/17/14	246,561	482
	BRL/USD	07/03/14	476,707	10,707
	BRL/USD	07/07/14	1,399,003	46,147
	CHF/USD	09/17/14	254,186	2,186
	USD/BRL	07/09/14	466,138	960
	USD/BRL	08/04/14	466,461	2,539
Royal Bank of Scotland PLC	INR/USD	08/08/14	1,812,547	6,731
	JPY/USD	08/26/14	465,749	4,749
Standard Chartered Bank	MYR/USD	07/14/14	938,943	13,130
State Street Bank and Trust	EUR/USD	07/31/14	7,814,257	34,352
	SEK/GBP	09/17/14	304,432	310
	SEK/JPY	09/17/14	208,845	611
UBS AG (London)	BRL/USD	07/07/14	479,480	13,480
	INR/USD	09/26/14	903,084	3,224
	SEK/USD	09/17/14	667,436	2,917
Westpac Banking Corp.	INR/USD	09/23/14	901,201	1,195
	MYR/USD	08/05/14	462,534	3,795
	MYR/USD	08/06/14	2,198,209	23,121
	NZD/EUR	09/17/14	304,075	254
	NZD/USD	09/17/14	437,761	2,101
	USD/NZD	09/17/14	674,431	720

TOTAL				$747,352

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CLP/USD	07/10/14	$461,891	$(3,109)
	EUR/CHF	09/17/14	467,995	(925)
	INR/USD	07/02/14	1,133,720	(21,280)
	PLN/EUR	09/17/14	471,863	(5,281)
	USD/CHF	09/17/14	190,959	(1,451)
	USD/ILS	09/17/14	803,038	(6,395)
	USD/KRW	07/25/14	4,177,032	(130,590)
Barclays Bank PLC	PLN/EUR	09/17/14	472,548	(5,211)
	USD/CZK	07/25/14	552,005	(6,477)
	USD/ILS	09/17/14	989,901	(8,302)
BNP Paribas SA	EUR/CHF	09/17/14	943,104	(2,116)
	PLN/EUR	09/17/14	512,171	(1,588)
	USD/BRL	07/07/14	475,119	(9,119)
	USD/CHF	09/17/14	1,723,342	(25,068)
	USD/EUR	09/17/14	1,877,866	(770)
	USD/JPY	09/17/14	1,064,828	(10,368)
	USD/NZD	09/17/14	954,598	(27,439)
Citibank NA (London)	USD/BRL	07/09/14	472,929	(6,929)
	USD/CAD	09/17/14	1,921,551	(44,391)
	USD/CHF	09/17/14	1,749,928	(22,958)
	USD/JPY	08/13/14	51,086,565	(289,962)
	USD/MYR	08/05/14	1,369,737	(14,480)
	USD/SGD	09/17/14	1,164,115	(2,875)
Credit Suisse International (London)	CLP/USD	07/14/14	498,810	(1,415)
	JPY/CHF	09/17/14	1,672,301	(1,964)
	RUB/USD	07/21/14	359,398	(2,045)
	USD/CHF	09/17/14	1,540,337	(21,899)
	USD/MYR	08/18/14	466,736	(736)
	USD/RUB	07/09/14	473,072	(7,072)
	USD/RUB	07/21/14	947,466	(13,466)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London)	PLN/EUR	09/17/14	$1,591,598	$(13,447)
	TRY/USD	09/17/14	68,051	(949)
	USD/AUD	09/17/14	1,566,696	(13,438)
	USD/CAD	08/11/14	14,778,842	(195,065)
	USD/GBP	07/24/14	17,265,193	(389,064)
	USD/GBP	09/17/14	1,884,743	(14,453)
	USD/ILS	09/17/14	1,596,697	(12,499)
	USD/JPY	09/17/14	1,083,648	(7,711)
	USD/MXN	09/17/14	467,194	(1,194)
	USD/MYR	07/30/14	940,571	(4,571)
	USD/THB	07/14/14	527,919	(1,096)
	USD/THB	08/08/14	1,463,493	(2,230)
HSBC Bank PLC	PLN/USD	09/17/14	432,179	(308)
	USD/CHF	09/17/14	406,227	(1,605)
	USD/GBP	07/24/14	523,430	(3,799)
	USD/ILS	09/17/14	684,342	(5,598)
	USD/MYR	07/14/14	934,515	(1,515)
	USD/SGD	09/17/14	1,199,480	(3,732)
	USD/TWD	07/25/14	1,196,012	(10,054)
JPMorgan Chase Bank (London)	INR/USD	07/17/14	522,052	(2,380)
	MXN/USD	09/17/14	2,052,374	(944)
	NOK/EUR	09/17/14	3,280,444	(70,753)
	PLN/USD	09/17/14	419,296	(72)
	TRY/USD	09/17/14	926,457	(4,543)
	USD/AUD	09/17/14	1,566,696	(13,355)
	USD/EUR	07/31/14	7,461,367	(38,222)
	USD/ILS	09/17/14	682,978	(4,627)
	USD/MXN	09/17/14	468,054	(2,054)
	USD/RUB	07/09/14	468,435	(435)
Morgan Stanley & Co. International PLC	MXN/USD	09/17/14	2,111,511	(6,120)
	USD/BRL	07/09/14	951,872	(16,492)
	USD/EUR	09/17/14	6,381,457	(32,346)
	USD/RUB	07/09/14	367,386	(5,386)
Royal Bank of Canada	NOK/USD	09/17/14	641,787	(644)
	USD/AUD	09/17/14	416,539	(66)
	USD/BRL	07/07/14	1,407,028	(30,571)
	USD/CAD	09/17/14	2,983,754	(49,083)
	USD/GBP	07/24/14	2,173,832	(18,294)
	USD/GBP	09/17/14	1,402,441	(4,944)
	USD/JPY	09/17/14	1,107,614	(7,614)
	USD/MXN	08/08/14	4,977,275	(7,362)
	USD/SGD	09/17/14	1,164,244	(2,140)
	USD/ZAR	08/08/14	2,494,834	(35,981)
Royal Bank of Scotland PLC	TRY/USD	09/17/14	2,307,538	(17,992)
	USD/AUD	07/11/14	2,848,792	(62,892)
	USD/CHF	09/17/14	1,740,544	(24,379)
	USD/GBP	09/17/14	1,886,454	(17,414)
	USD/TRY	09/17/14	2,354,232	(21,232)
Standard Chartered Bank	INR/USD	08/01/14	681,386	(614)
	USD/TWD	08/22/14	1,044,288	(6,407)
State Street Bank and Trust	EUR/GBP	09/17/14	473,917	(2,738)
	NOK/EUR	09/17/14	938,248	(32,562)
	USD/CHF	09/17/14	1,746,953	(23,504)
	USD/EUR	09/17/14	937,179	(3,835)
	USD/JPY	09/17/14	2,941,574	(26,023)
	USD/MXN	08/08/14	1,963,701	(18,535)
	USD/MXN	09/17/14	980,535	(2,535)
UBS AG (London)	AUD/CHF	09/17/14	343,203	(499)
	BRL/USD	07/28/14	472,991	(55)
	USD/BRL	07/03/14	476,707	(412)
	USD/BRL	07/23/14	471,993	(5,993)
	USD/CHF	09/17/14	1,742,441	(26,319)
	USD/JPY	09/17/14	1,053,630	(7,388)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

UBS AG (London) (continued)	USD/NZD	09/17/14	$954,598	$(28,109)
	USD/RUB	07/21/14	468,205	(4,843)
	USD/TWD	08/01/14	1,048,423	(4,125)
Westpac Banking Corp.	EUR/CAD	09/17/14	570,341	(4,653)
	NZD/CHF	09/17/14	281,375	(652)
	USD/AUD	09/17/14	4,320,368	(35,622)
	USD/DKK	08/11/14	2,846,500	(12,895)
	USD/EUR	07/31/14	132,209,273	(1,181,098)
	USD/NZD	09/17/14	1,103,772	(1,310)
	USD/SGD	09/17/14	1,176,357	(3,562)
	USD/TWD	07/17/14	933,264	(4,424)

TOTAL				$(3,315,058)

FORWARD SALES CONTRACTS — At June 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $10,737,813)	3.000%	TBA-30yr	07/14/14	$(11,000,000)	$(10,867,657)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Australian 10 Year Government Bonds	11	September 2014	$1,249,593	$25,360
Eurodollars	(60)	March 2017	(14,672,250)	(7,423)
Euro Buxl 30 Year Bonds	2	September 2014	368,780	6,679
French 10 Year Government Bonds	13	September 2014	2,501,561	38,426
Italian 10 Year Government Bonds	(8)	September 2014	(1,382,227)	(29,482)
Japan 10 Year Government Bonds	(15)	September 2014	(21,566,063)	(70,836)
Ultra Long U.S. Treasury Bonds	65	September 2014	9,745,937	126,039
5 Year German Euro-Bobl	(92)	September 2014	(16,141,257)	(56,969)
10 Year German Euro-Bund	130	September 2014	26,169,109	317,602
10 Year U.K. Long Gilt	(35)	September 2014	(6,584,097)	(19,924)
5 Year U.S. Treasury Notes	(1,237)	September 2014	(147,773,180)	63,480
10 Year U.S. Treasury Notes	266	September 2014	33,295,719	64,703
20 Year U.S. Treasury Bonds	(55)	September 2014	(7,545,313)	(60,188)

TOTAL				$397,467

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Barclays Bank PLC		$6,080	(a)	03/10/26	3.210%	3 month LIBOR	$—	$(13,952)
Deutsche Bank AG	CAD	595	(a)	12/20/22	3.000	6 month CDOR	(14,804)	12,387
UBS AG (London)	CHF	5,400		01/06/17	2.105	6 month CHFOR	—	358,691

TOTAL							$(14,804)	$357,126

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

		$4,070	(a)	09/17/16	1.000%	3 month LIBOR	$15,459	$8,192
	JPY	899,110	(a)	09/20/16	0.250	6 month JYOR	9,582	4,647
		$9,500	(a)	02/01/17	3 month LIBOR	1.625%	(1,919)	(15,881)
	GBP	4,270	(a)	03/05/17	6 month GBP	1.660	4,003	27,452
	JPY	328,360	(a)	09/17/17	0.250	6 month JYOR	2,561	3,342
	GBP	1,960	(a)	09/17/17	1.750	6 month GBP	3,280	(13,654)
		$30,710	(a)	10/27/17	1.416	3 month LIBOR	(261,485)	127,438
	JPY	3,108,750	(a)	02/12/19	6 month JYOR	0.420	(19,860)	(102,278)
		$3,300	(a)	08/29/19	3.520	3 month LIBOR	8	89,729
		3,300	(a)	08/29/19	3.560	3 month LIBOR	8	93,499
	JPY	748,020	(a)	09/17/19	0.250	6 month JYOR	(31,976)	18,485
	EUR	13,700	(a)	09/17/19	1.500	6 month EURO	567,764	174,666
	GBP	11,860	(a)	09/17/19	2.250	6 month GBP	41,359	(75,290)
		$17,190	(a)	09/17/19	3 month LIBOR	2.250	(251,919)	(105,645)
	SEK	85,510	(a)	09/17/19	3 month STIBOR	1.750	(118,548)	(92,210)
	NZD	17,910	(a)	09/17/19	4.500	3 month NZDOR	(9,082)	(101,691)
	AUD	9,660	(a)	09/17/19	6 month AUDOR	3.750	(87,722)	(40,445)
	GBP	5,520	(a)	02/05/21	2.840	6 month GBP	(18,346)	12,186
		$1,700	(a)	08/27/21	3 month LIBOR	3.095	10	(95,792)
		1,700	(a)	08/27/21	3 month LIBOR	3.133	10	(100,012)
		20,325	(a)	09/17/21	3 month LIBOR	2.750	(397,509)	(245,448)
	GBP	960	(a)	09/17/21	6 month GBP	2.750	23,015	(3,036)
	JPY	4,376,210	(a)	02/12/22	1.080	6 month JYOR	40,208	251,264
	GBP	6,000	(a)	03/05/22	2.780	6 month GBP	(37,237)	60,341
	NOK	24,510	(a)	12/20/22	6 month NIBOR	4.000	(93,597)	(43,510)
	JPY	604,990	(a)	12/19/23	1.250	6 month JYOR	11,367	51,525
	GBP	5,520	(a)	12/19/23	3.750	6 month GBP	114,454	25,259
	CAD	4,970	(a)	12/19/23	4.000	6 month CDOR	87,736	39,069
		$8,500	(a)	12/19/23	4.500	3 month LIBOR	308,412	28,848
	AUD	9,920	(a)	12/19/23	6 month AUDOR	5.500	(276,193)	(54,704)
	CHF	6,130	(a)	12/19/23	6 month CHFOR	2.500	(224,372)	(80,650)
	EUR	9,375	(a)	12/19/23	6 month EURO	3.250	(602,318)	(82,450)
		$27,800	(a)	01/30/24	4.252	3 month LIBOR	371,940	407,203
		4,890	(a)	03/20/24	4.250	3 month LIBOR	60,781	69,915
	GBP	3,600	(a)	03/20/24	6 month GBP	3.750	(50,296)	(31,825)
		$1,930	(a)	04/04/24	4.000	3 month LIBOR	(9,970)	40,355
		7,500		06/12/24	3 month LIBOR	2.808	54	(146,770)
	SEK	4,670	(a)	09/17/24	2.500	3 month STIBOR	17,234	7,441
	CAD	11,150	(a)	09/17/24	2.750	6 month CDOR	10,658	10,075
		$18,380	(a)	09/17/24	3 month LIBOR	3.250	(688,660)	(236,192)
	AUD	5,840	(a)	09/17/24	4.500	6 month AUDOR	143,146	54,815
	NZD	3,470	(a)	09/17/24	5.000	3 month NZDOR	25,089	(10,247)
	EUR	9,010	(a)	09/17/24	6 month EURO	2.250	(706,646)	(196,696)
	GBP	1,620	(a)	09/17/24	6 month GBP	3.000	(46,025)	8,702
	JPY	811,750	(a)	09/17/24	6 month JYOR	0.750	34,118	(45,247)
		3,473,100	(a)	02/14/25	6 month JYOR	1.720	(4,669)	(218,572)
	GBP	3,840	(a)	03/05/25	6 month GBP	3.100	38,757	(102,459)
	JPY	2,028,750	(a)	05/09/25	6 month JYOR	1.650	41,027	(103,589)
		$11,560	(a)	02/24/26	3.123	3 month LIBOR	(696,982)	595,429
	JPY	1,241,660	(a)	05/09/27	1.880	6 month JYOR	(36,883)	119,681
		$1,980	(a)	09/17/34	3 month LIBOR	3.750	(97,345)	(59,906)
	GBP	3,470	(a)	02/05/36	6 month GBP	3.500	43,822	(98,295)
		$9,100	(a)	01/30/39	3 month LIBOR	4.370	(346,177)	(300,720)
	EUR	2,080	(a)	09/17/44	2.750	6 month EURO	280,160	83,741
		$1,640	(a)	09/17/44	4.000	3 month LIBOR	170,852	44,132
	GBP	3,310	(a)	09/17/44	6 month GBP	3.500	(190,521)	(60,058)

TOTAL							$(2,839,383)	$(405,841)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16	$5,400	1.000%	06/20/16	0.200%	$3,039	$84,477
Morgan Stanley & Co. International PLC		13,200	1.000	06/20/16	0.200	7,102	206,828

TOTAL						$10,141	$291,305

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 21		$13,300	(1.000)%	12/20/18	0.506%	$(179,502)	$(110,085)
Protection Sold:
iTraxx Europe Crossover Index 20	EUR	11,150	1.000	12/20/18	0.549	190,864	116,919

TOTAL						$11,362	$6,834

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At June 30, 2014, the Fund had the following written options:

CURRENCY WRITTEN OPTION CONTRACTS

Counterparty	Description	Notional Amount (000s)	Expiration Date	Strike Price	Value

Deutsche Bank AG	Put USD/Call INR Strike Price 59.470%	$3,729	07/21/14	59.470%	$(8,827)
	Call USD/Put CNH Strike Price 6.172%	4,113	02/18/15	6.172	(79,484)
	Put USD/Call CNH Strike Price 6.172%	4,113	02/18/15	6.172	(8,900)

TOTAL (Premium Received $119,957)		$11,955			$(97,211)

GOLDMAN SACHS GLOBAL INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — For the period ended June 30, 2014, the Fund had the following written options activity:

	Notional Amount (000s)	Premiums Received

Contracts Outstanding March 31, 2014	$—	$—

Contracts Written	11,955	119,957

Contracts Outstanding June 30, 2014	$11,955	$119,957

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$465,905,060

Gross unrealized gain	21,426,732
Gross unrealized loss	(5,015,874)

Net unrealized security gain	$16,410,858

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – 9.3%
Automotive – 0.1%
General Motors Co.(a)
	$2,200,000	3.500%		10/02/18	$ 2,244,000
	20,175,000	4.875		10/02/23	21,183,750
Renault SA
EUR	7,450,000	3.625		09/19/18	10,956,529

					34,384,279

Banks – 2.4%
Abbey National Treasury Services PLC(b)
GBP	1,800,000	2.128		02/16/15	3,109,846
ABN AMRO Bank NV(b)(c)
	2,940,000	5.000		02/17/49	5,135,265
EUR	21,765,000	4.310		03/10/49	30,406,344
Banco Nacional de Costa Rica
	$3,100,000	6.250	(a)	11/01/23	3,168,200
	2,810,000	6.250		11/01/23	2,871,820
Bank of America Corp.(b)(c)
EUR	15,200,000	1.049		03/28/18	20,470,985
	$61,475,000	5.125		06/17/49	60,937,094
Bank of Scotland PLC(b)(c)
GBP	6,670,000	7.281		05/31/49	13,127,292
	8,621,000	7.286		05/31/49	15,967,492
Barclays Bank PLC(b)(c)
EUR	19,450,000	4.875		12/15/49	26,106,296
Citigroup, Inc.(b)(c)
	$55,450,000	6.300		05/15/49	56,489,687
Credit Suisse Group AG(a)(b)(c)
	35,475,000	7.500		12/11/49	39,288,563
Intesa Sanpaolo SpA
	33,317,000	3.875		01/16/18	35,082,644
	25,975,000	3.875		01/15/19	27,238,806
	52,550,000	5.017	(a)	06/26/24	53,378,640
LBG Capital No.1 PLC(b)
EUR	8,406,000	3.363		03/12/20	11,251,356
Lloyds Banking Group PLC(a)(b)(c)
	$17,655,000	6.413		01/29/49	19,376,363
	2,956,000	6.657		01/29/49	3,310,720
Lloyds TSB Bank PLC(b)(c)
	17,730,000	9.875		12/16/21	20,965,725
Northern Rock Asset Management PLC(a)
	10,354,000	5.625		06/22/17	11,620,628
PNC Preferred Funding Trust II(a)(b)(c)
	102,900,000	1.453		03/29/49	99,169,875
Sparebank 1 Boligkreditt AS(a)
	13,400,000	1.750		11/15/19	13,113,453
Stadshypotek AB(a)
	8,100,000	1.875		10/02/19	7,992,237

					579,579,331

Building Materials(c) – 0.2%
HD Supply, Inc.
	25,450,000	8.125		04/15/19	27,963,187
	14,225,000	11.000		04/15/20	16,785,500

					44,748,687

Consumer Cyclical Services(c) – 0.5%
Equinix, Inc.
	20,725,000	7.000		07/15/21	22,927,031

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Consumer Cyclical Services(c) – (continued)
First Data Corp.(a)
	$56,325,000	7.375%	06/15/19	$ 60,408,563
	36,150,000	8.875	08/15/20	40,036,125

				123,371,719

Consumer Products - Household & Leisure – 0.2%
Alphabet Holding Co., Inc.(c)(d)
	11,450,000	7.750	11/01/17	11,793,500
Avon Products, Inc.
	10,025,000	4.600	03/15/20	10,424,224
	15,150,000	5.000	03/15/23	15,409,801

				37,627,525

Energy – 0.7%
Gazprom Neft OAO Via GPN Capital SA(a)
	31,290,000	6.000	11/27/23	31,915,800
GPN Capital SA for Gazprom
	13,798,000	4.375	09/19/22	12,814,893
Halcon Resources Corp.(c)
	41,125,000	9.750	07/15/20	45,031,875
	21,057,000	8.875	05/15/21	22,636,275
Offshore Drilling Holding SA(a)(c)
	10,010,000	8.375	09/20/20	11,036,025
Transocean, Inc.
	31,243,000	6.800	03/15/38	35,549,112

				158,983,980

Energy - Exploration & Production(c) – 0.6%
Kodiak Oil & Gas Corp.
	34,089,000	8.125	12/01/19	37,924,012
MEG Energy Corp.(a)
	26,025,000	6.375	01/30/23	27,716,625
	46,000,000	7.000	03/31/24	50,600,000
Pacific Rubiales Energy Corp.(a)
	20,900,000	5.375	01/26/19	21,736,000

				137,976,637

Food & Beverage(c) – 0.2%
Bumble Bee Acquisition Corp.(a)
	30,450,000	9.000	12/15/17	32,429,250
Post Holdings, Inc.
	22,475,000	7.375	02/15/22	24,329,187

				56,758,437

Gaming(c) – 0.1%
Caesars Entertainment Operating Co., Inc.
	27,600,000	9.000	02/15/20	23,107,938

Home Construction(c) – 0.0%
Beazer Homes USA, Inc.
	2,350,000	9.125	05/15/19	2,505,688

Media - Non Cable(a)(c) – 0.2%
Griffey Intermediate, Inc./Griffey Finance Sub LLC
	20,104,000	7.000	10/15/20	18,143,860
Univision Communications, Inc.
	36,625,000	8.500	05/15/21	40,607,969

				58,751,829

Noncaptive - Financial – 0.0%
General Electric Capital Corp.
MXN	48,000,000	8.500	04/06/18	4,182,680

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – (continued)
GEO Maquinaria(a)(c)
	$1,531,138	9.625%		05/02/21	$ 505,276

					4,687,956

Packaging(c) – 1.2%
Ardagh Packaging Finance PLC
	39,900,000	9.125	(a)	10/15/20	44,130,312
EUR	15,125,000	9.250		10/15/20	22,621,019
Berry Plastics Corp.
	$25,166,000	9.750		01/15/21	28,752,155
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is(a)
	33,633,000	5.625		12/15/16	34,557,908
Reynolds Group Issuer, Inc.
	27,800,000	9.000		04/15/19	29,433,250
	22,950,000	7.875		08/15/19	24,958,125
	63,953,000	9.875		08/15/19	70,827,947
Sealed Air Corp.(a)
	26,300,000	8.125		09/15/19	29,094,375

					284,375,091

Pharmaceuticals(a) – 0.0%
Forest Laboratories, Inc.
	9,000,000	4.375		02/01/19	9,652,500

Pipelines – 0.5%
Enterprise Products Operating LLC(b)(c)
	22,300,000	8.375		08/01/66	25,087,500
	1,850,000	7.000		06/01/67	1,951,750
	16,275,000	7.034		01/15/68	18,576,285
Sabine Pass LNG LP
	60,200,000	7.500		11/30/16	66,220,000

					111,835,535

Property/Casualty Insurance(b)(c) – 0.1%
ING Capital Funding Trust III
	12,250,000	3.834		12/29/49	12,204,063
The Chubb Corp.
	11,794,000	6.375		03/29/67	13,091,340

					25,295,403

Real Estate Investment Trusts(a) – 0.1%
Trust F/1401
	18,700,000	5.250		12/15/24	19,635,000
	300,000	6.950		01/30/44	333,750

					19,968,750

Retailers – 0.2%
Best Buy Co., Inc.
	8,450,000	5.000		08/01/18	8,851,375
Burlington Coat Factory Warehouse Corp.(c)
	35,725,000	10.000		02/15/19	38,984,906
The Men’s Wearhouse, Inc.(a)(c)
	5,550,000	7.000		07/01/22	5,799,750

					53,636,031

Retailers - Food & Drug(a)(c)(d) – 0.0%
BI-LO LLC/BI-LO Finance Corp.
	400,000	8.625		09/15/18	406,000

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Services Cyclical - Rental Equipment(a)(c) – 0.2%
Algeco Scotsman Global Finance PLC
	$46,600,000	10.750%		10/15/19	$ 48,318,375

Technology(c) – 0.1%
CDW LLC/CDW Finance Corp.
	28,600,000	8.500		04/01/19	30,959,500

Telecommunications - Cellular – 0.1%
America Movil SAB de CV
MXN	256,740,000	6.000		06/09/19	20,185,362

Transportation Services(a)(c) – 0.1%
Aguila 3 SA
	$12,800,000	7.875		01/31/18	13,552,640

Wireless Telecommunications – 1.1%
Intelsat Jackson Holdings SA(c)
	3,730,000	7.250		04/01/19	3,967,788
Softbank Corp.
	95,650,000	4.500	(a)	04/15/20	97,145,010
EUR	39,850,000	4.625		04/15/20	58,501,415
Sprint Corp.(a)
	$92,675,000	7.875		09/15/23	103,100,937
Sprint Nextel Corp.
	2,750,000	11.500		11/15/21	3,726,250

					266,441,400

Wirelines Telecommunications(c) – 0.4%
Koninklijke KPN NV(b)
GBP	1,250,000	6.875		03/14/73	2,258,106
	$17,100,000	7.000		03/28/73	18,076,068
	14,700,000	7.000	(a)	03/28/73	15,539,076
Level 3 Communications, Inc.
	6,375,000	8.875		06/01/19	6,972,656
Level 3 Financing, Inc.
	17,225,000	9.375		04/01/19	18,882,906
	9,850,000	8.125		07/01/19	10,748,813
	30,075,000	8.625		07/15/20	33,721,594

					106,199,219

TOTAL CORPORATE OBLIGATIONS					$2,253,309,812

Mortgage-Backed Obligations – 17.3%
Adjustable Rate Non-Agency(b) – 5.1%
Aire Valley Mortgages PLC Series 2005-1X, Class 2A1
GBP	1,939,340	0.914%		09/20/66	$ 3,265,231
Aire Valley Mortgages PLC Series 2005-1X, Class 2A2
EUR	7,886,648	0.576		09/20/66	10,620,128
Aire Valley Mortgages PLC Series 2005-1X, Class 2A3
	$4,783,704	0.571		09/20/66	4,700,200
Aire Valley Mortgages PLC Series 2006-1A, Class 1A(a)
	39,873,766	0.451		09/20/66	38,937,491
Aire Valley Mortgages PLC Series 2006-1X, Class 2A1
EUR	12,738,073	0.516		09/20/66	17,078,332
Aire Valley Mortgages PLC Series 2006-1X, Class 2A2
GBP	7,567,914	0.854		09/20/66	12,688,393
Aire Valley Mortgages PLC Series 2007-1A, Class 2A1(a)
	$35,567,863	0.471		09/20/66	34,704,702
Aire Valley Mortgages PLC Series 2007-1X, Class 2A2
EUR	7,052,952	0.476		09/20/66	9,433,727

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
American Home Mortgage Assets Trust Series 2006-2, Class 1A1
$11,567,299	1.084%	09/25/46	$ 7,950,205
American Home Mortgage Assets Trust Series 2006-2, Class 2A1
12,351,187	0.340	09/25/46	9,037,364
American Home Mortgage Assets Trust Series 2006-6, Class A1A
13,174,172	0.340	12/25/46	9,495,943
American Home Mortgage Assets Trust Series 2007-1, Class A1
59,110,557	0.824	02/25/47	38,240,428
American Home Mortgage Assets Trust Series 2007-2, Class A1
29,131,940	0.275	03/25/47	23,638,533
American Home Mortgage Investment Trust Series 2005-3, Class 2A4
6,100,000	1.947	09/25/35	3,771,007
American Home Mortgage Investment Trust Series 2006-3, Class 11A1
226,128	0.330	12/25/46	188,636
American Home Mortgage Investment Trust Series 2007-2, Class 11A1
5,739,085	0.380	03/25/47	3,691,153
Banc of America Funding Corp. Series 2006-G, Class 2A1
10,326,264	0.369	07/20/36	9,472,774
Banc of America Funding Corp. Series 2006-H, Class 6A1
32,899,088	0.339	10/20/36	23,988,702
Bear Stearns Alt-A Trust II Series 2007-1, Class 1A1
6,578,393	2.659	09/25/47	4,945,510
Bear Stearns Mortgage Funding Series 2007-AR1, Class 1A1
7,207,244	0.310	01/25/37	5,661,290
Bear Stearns Mortgage Funding Trust Series 2006-AR1, Class 2A1
1,130,658	0.370	08/25/36	886,662
Bear Stearns Mortgage Funding Trust Series 2007-AR4, Class 1A1
4,987,678	0.350	09/25/47	4,099,373
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2005-4A, Class A1(a)
7,786,827	0.352	10/25/36	6,860,366
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-1A, Class A1(a)
39,844,673	0.302	12/25/46	31,890,600
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-2A, Class A1(a)
23,484,399	0.282	04/25/47	18,500,977
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-3A, Class A1(a)
19,900,680	0.282	08/25/47	15,654,547
Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2006-4A, Class A1(a)
12,809,452	0.282	11/25/47	10,126,930
CHL Mortgage Pass-Through Trust Series 2005-3, Class 1A1
10,172,609	0.460	04/25/35	7,893,668
Citigroup Mortgage Loan Trust, Inc. Series 2006-AR7, Class 2A2A
6,451,823	2.709	11/25/36	5,078,698
Countrywide Alternative Loan Trust Series 2005-16, Class A1
6,357,063	1.769	06/25/35	5,772,536
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
11,880,583	0.483	11/20/35	9,793,165
Countrywide Alternative Loan Trust Series 2005-61, Class 1A1
788,795	0.410	12/25/35	692,404
Countrywide Alternative Loan Trust Series 2005-76, Class 1A1
2,604,225	1.604	01/25/36	2,467,242
Countrywide Alternative Loan Trust Series 2005-81, Class A1
9,689,463	0.432	02/25/37	7,491,893
Countrywide Alternative Loan Trust Series 2005-82, Class A1
767,351	0.420	02/25/36	630,686
Countrywide Alternative Loan Trust Series 2005-9CB, Class 1A5
1,502,069	0.650	05/25/35	1,266,083
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B
5,267,884	0.320	11/25/36	4,667,591
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1
440,920	0.359	03/20/46	339,067

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Countrywide Alternative Loan Trust Series 2007-19, Class 1A11
$15,069,698	0.650%	08/25/37	$ 10,245,406
Countrywide Alternative Loan Trust Series 2007-HY6, Class A1
7,855,623	0.360	08/25/47	6,492,687
Countrywide Alternative Loan Trust Series 2007-OA11, Class A1A
36,214,666	1.504	11/25/47	27,776,649
Countrywide Alternative Loan Trust Series 2007-OA2, Class 2A1
13,018,323	0.280	03/25/47	8,822,122
Countrywide Alternative Loan Trust Series 2007-OH1, Class A1D
12,682,984	0.362	04/25/47	9,824,240
Countrywide Home Loans Mortgage Pass-Through Trust Series 2006-OA5, Class 1A1
5,043,290	0.350	04/25/46	4,174,332
Countrywide Home Loans Mortgage Pass-Through Trust Series 2006-OA5, Class 2A1
31,443,368	0.350	04/25/46	24,931,447
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-8, Class 9A9
7,644,265	0.800	09/25/35	6,118,411
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA1, Class A1
11,001,680	0.300	02/25/47	8,081,595
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA3, Class A1
10,547,409	0.292	07/25/47	8,932,234
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1A
4,294,441	0.352	08/25/47	3,661,441
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5, Class A1B
5,359,463	0.372	08/25/47	4,594,933
Downey Savings & Loan Association Mortgage Loan Trust Series 2006-AR2, Class 2A1A
13,525,749	0.351	10/19/36	11,306,173
Downey Savings & Loan Association Mortgage Trust Series 2005-AR5, Class 2A1A
12,373,507	0.481	09/19/45	9,319,725
GreenPoint Mortgage Funding Trust Series 2006-OH1, Class A1
2,048,197	0.330	01/25/37	1,530,990
HarborView Mortgage Loan Trust Series 2005-09, Class 2A1A
2,637,749	0.489	06/20/35	2,411,887
HarborView Mortgage Loan Trust Series 2005-5, Class 1A1A
14,677,071	0.461	07/19/45	12,487,252
HarborView Mortgage Loan Trust Series 2006-11, Class A1A
8,187,702	0.321	12/19/36	5,725,146
HarborView Mortgage Loan Trust Series 2006-7, Class 2A1A
2,388,101	0.351	09/19/46	1,907,492
HarborView Mortgage Loan Trust Series 2007-7, Class 2A1A
14,025,896	1.152	10/25/37	12,793,020
HomeBanc Mortgage Trust Series 2005-5, Class A1
22,589,531	0.410	01/25/36	18,889,962
Impac Secured Assets Trust Series 2006-5, Class 1A1B
28,866,226	0.350	02/25/37	21,772,117
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1
6,922,471	0.410	06/25/35	6,167,229
Indymac Index Mortgage Loan Trust Series 2005-AR13, Class 4A1
1,298,237	2.384	08/25/35	1,116,293
Indymac Index Mortgage Loan Trust Series 2005-AR23, Class 6A1
5,340,143	4.458	11/25/35	4,580,513
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
11,200,792	0.370	04/25/46	9,390,744
Indymac Index Mortgage Loan Trust Series 2006-AR41, Class A3
9,321,270	0.330	02/25/37	6,524,501
Indymac Index Mortgage Loan Trust Series 2007-AR1, Class 1A1
9,011,433	2.819	03/25/37	8,257,026

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Indymac Index Mortgage Loan Trust Series 2007-FLX3, Class A1
	$11,026,491	0.392%	06/25/37	$ 9,940,382
Indymac Index Mortgage Loan Trust Series 2007-FLX4, Class 2A1
	9,647,183	0.332	07/25/37	8,396,908
JPMorgan Alternative Loan Trust Series 2006-A2, Class 2A2
	9,541,986	2.739	05/25/36	7,394,971
JPMorgan Alternative Loan Trust Series 2006-A5, Class 1A1
	8,822,994	0.310	10/25/36	7,240,603
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	10,757,740	0.572	09/21/38	15,269,229
Lehman XS Trust Series 2005-5N, Class 1A1
	$24,802,893	0.450	11/25/35	21,695,090
Lehman XS Trust Series 2005-9N, Class 1A1
	5,978,232	0.420	02/25/36	5,073,128
Lehman XS Trust Series 2007-12N, Class 2A1
	5,558,246	0.332	07/25/37	3,880,211
Lehman XS Trust Series 2007-15N, Class 4A1
	11,424,681	1.052	08/25/47	8,201,778
Lehman XS Trust Series 2007-16N, Class 2A2
	14,985,409	1.002	09/25/47	12,742,093
Lehman XS Trust Series 2007-20N, Class A1
	10,614,018	1.302	12/25/37	7,958,391
Lehman XS Trust Series 2007-4N, Class 3A2A
	6,989,584	0.874	03/25/47	6,043,893
Lehman XS Trust Series 2007-5H, Class 3A4
	10,248,425	3.031	05/25/37	6,735,898
Lehman XS Trust Series 2007-7N, Class 1A1A
	25,038,629	0.370	06/25/47	19,600,239
Luminent Mortgage Trust Series 2006-5, Class A1A
	3,953,293	0.340	07/25/36	2,791,420
Luminent Mortgage Trust Series 2006-6, Class A1
	10,362,519	0.350	10/25/46	9,057,878
Luminent Mortgage Trust Series 2006-7, Class 2A1
	11,180,215	0.322	12/25/36	9,211,379
Luminent Mortgage Trust Series 2007-1, Class 1A1
	3,773,717	0.310	11/25/36	3,085,115
Luminent Mortgage Trust Series 2007-2, Class 2A1
	2,356,118	0.380	05/25/37	1,595,799
Master Adjustable Rate Mortgages Trust Series 2005-6, Class 2A1
	6,979,510	0.500	07/25/35	3,880,283
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1
	12,075,084	0.924	12/25/46	7,848,804
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
	4,815,071	0.974	12/25/46	3,491,408
Master Adjustable Rate Mortgages Trust Series 2007-2, Class A1
	5,530,584	0.300	03/25/47	4,731,680
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1
	2,087,373	0.352	05/25/47	1,620,428
Master Adjustable Rate Mortgages Trust Series 2007-HF2, Class A1
	9,534,914	0.460	09/25/37	8,583,587
Morgan Stanley Mortgage Loan Trust Series 2005-6AR, Class 1A3
	1,241,280	0.560	11/25/35	1,063,681
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A
	3,408,839	0.390	12/25/36	2,436,764
Residential Accredit Loans, Inc. Series 2005-Q05, Class A1
	7,262,172	1.124	01/25/46	5,424,116
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
	9,097,214	3.507	12/25/35	7,493,862
Residential Accredit Loans, Inc. Series 2006-QA10, Class A1
	7,020,262	0.335	12/25/36	5,334,582
Residential Accredit Loans, Inc. Series 2006-QH1, Class A1
	15,023,516	0.340	12/25/36	12,544,636
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1
	3,821,429	0.420	02/25/46	2,639,637

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Residential Accredit Loans, Inc. Series 2007-QA4, Class A1A
$7,283,653	0.300%	06/25/37	$ 5,343,509
Residential Accredit Loans, Inc. Series 2007-QH9, Class A1
16,833,039	1.421	11/25/37	10,577,882
Residential Accredit Loans, Inc. Series 2007-QO3, Class A1
17,241,512	0.310	03/25/47	14,315,627
Residential Accredit Loans, Inc. Series 2007-QS8, Class A3
3,539,754	0.750	06/25/37	2,244,303
Residential Accredit Loans, Inc. Trust Series 2006-QA2, Class 2A1
5,859,362	3.588	02/25/36	4,344,745
Residential Accredit Loans, Inc. Trust Series 2006-QO7, Class 1A1
7,998,546	0.924	09/25/46	5,408,591
Residential Accredit Loans, Inc. Trust Series 2007-QO2, Class A1
6,867,208	0.300	02/25/47	4,039,292
Residential Accredit Loans, Inc. Trust Series 2007-QO4, Class A1A
1,955,572	0.340	05/25/47	1,619,605
Residential Funding Mortgage Securities I Series 2005-SA4, Class 2A1
8,005,599	2.957	09/25/35	7,142,345
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
4,297,235	3.073	11/25/35	3,891,910
Structured Adjustable Rate Mortgage Loan Trust Series 2006-11, Class 1A1
7,463,260	0.310	12/25/36	6,158,025
Structured Adjustable Rate Mortgage Loan Trust Series 2006-9, Class 3A1
4,844,706	4.660	10/25/36	3,776,853
Structured Adjustable Rate Mortgage Loan Trust Series 2007-11, Class 1A1
10,003,483	1.300	12/25/37	6,977,446
Structured Asset Mortgage Investments II Trust Series 2005-AR8, Class A1B
3,507,858	0.320	02/25/36	2,712,626
Structured Asset Mortgage Investments II Trust Series 2006-AR3, Class 21A1
5,229,481	0.550	02/25/36	3,795,152
Structured Asset Mortgage Investments II Trust Series 2006-AR5, Class 1A1
7,836,056	0.360	05/25/46	5,877,042
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1
6,356,088	0.340	07/25/46	5,117,922
Structured Asset Mortgage Investments II Trust Series 2007-AR3, Class 1A3
19,300,000	0.360	09/25/47	13,452,100
Structured Asset Mortgage Investments II Trust Series 2007-AR4, Class A4A
8,010,637	0.330	09/25/47	6,808,241
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 3A1
19,274,800	6.500	05/25/47	13,789,250
Structured Asset Mortgage Investments, Inc. Series 2005-AR7, Class 5A1
1,782,365	1.584	03/25/46	1,501,999
Structured Asset Mortgage Investments, Inc. Series 2006-AR6, Class 1A3
597,485	0.340	07/25/46	394,280
Structured Asset Mortgage Investments, Inc. Series 2006-AR7, Class A1A
671,924	0.360	08/25/36	536,733
Structured Asset Mortgage Investments, Inc. Series 2006-AR8, Class A1A
5,306,433	0.350	10/25/36	4,268,495
Structured Asset Mortgage Investments, Inc. Series 2007-AR6, Class A1
15,157,147	1.624	08/25/47	13,042,725
Structured Asset Mortgage Investments, Inc. Series 2007-AR7, Class 1A1
2,001,193	1.000	05/25/47	1,408,039

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class CB1
$130,072	0.600%	06/25/35	$ 99,667
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR4, Class DA
3,491,623	1.094	06/25/46	2,180,868
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA3, Class 2A
4,142,264	0.874	02/25/47	2,955,091
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA6, Class 2A
7,286,849	1.913	07/25/47	5,436,718
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR1, Class A2A1
11,719,330	0.490	01/25/45	11,087,659
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
5,313,010	0.470	08/25/45	5,030,889
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR12, Class 1A6
8,175,000	2.349	10/25/35	7,953,242
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR19, Class A1A1
680,495	0.420	12/25/45	640,618
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR2, Class 2A21
4,452,040	0.480	01/25/45	4,176,459
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6, Class 2A1A
625,558	0.380	04/25/45	589,338
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR7, Class A3
8,860,000	2.391	08/25/35	8,718,052
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 1A1A
426,611	0.420	07/25/45	402,848
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
1,552,777	0.440	07/25/45	1,469,704
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR9, Class A1A
5,784,816	0.470	07/25/45	5,457,974
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 1A
5,075,347	1.084	09/25/46	4,444,989
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
4,456,182	1.044	09/25/46	3,548,012
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
8,748,012	1.004	10/25/46	7,212,736
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR15, Class 1A
18,125,946	0.964	11/25/46	15,736,946
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
11,817,770	0.864	01/25/47	9,755,569
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR2, Class A1A
12,069,583	1.064	04/25/46	9,683,427
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3, Class A1A
21,778,824	1.094	05/25/46	16,887,300
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR5, Class 4A
1,776,949	1.114	06/25/46	1,286,156

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate Non-Agency(b) – (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2007-0A1, Class A1A
$6,572,507	0.824%	02/25/47	$ 5,422,976
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA2, Class 2A
9,332,076	0.824	01/25/47	6,552,050
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA3, Class 2A
17,859,139	0.894	04/25/47	15,037,395
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class 1A
7,001,135	0.894	05/25/47	6,167,300
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA4, Class A1A
7,495,202	0.884	04/25/47	5,861,248
Washington Mutual Mortgage Pass-Through Certificates Series 2007-OA5, Class 1A
17,774,561	0.874	06/25/47	15,604,287
Wells Fargo Alternative Loan Trust Series 2007-PA2, Class 2A1
8,546,469	0.580	06/25/37	6,301,839

TOTAL ADJUSTABLE RATE NON-AGENCY			$1,230,711,771

Collateralized Mortgage Obligations – 2.4%
Interest Only(e) – 0.1%
GNMA REMIC Series 2013-182, Class PI
68,598,526	4.500	12/20/43	14,761,141

Inverse Floaters(b) – 1.2%
FHLMC REMIC Series 3753, Class SK
37,117,258	5.898	11/15/38	5,657,572
FHLMC REMIC Series 4273, Class PS
100,988,777	5.948	11/15/43	14,543,111
FNMA REMIC Series 2010-126, Class LS
7,460,770	4.849	11/25/40	1,393,134
GNMA REMIC Series 2010-1, Class SD
17,780,940	5.637	01/20/40	2,692,998
GNMA REMIC Series 2010-162, Class SE
49,740,816	6.397	12/20/40	8,272,311
GNMA REMIC Series 2010-20, Class SD
23,453,335	5.527	02/20/40	3,765,841
GNMA REMIC Series 2010-20, Class SE
43,813,605	6.097	02/20/40	7,995,277
GNMA REMIC Series 2010-31, Class ES
41,248,015	4.847	03/20/40	5,489,909
GNMA REMIC Series 2010-35, Class DS
63,973,687	5.527	03/20/40	10,763,317
GNMA REMIC Series 2010-37, Class SG
20,700,023	5.547	03/20/40	3,441,230
GNMA REMIC Series 2010-85, Class SN
31,959,939	5.787	07/20/40	5,870,319
GNMA REMIC Series 2010-9, Class XD
174,369,394	6.448	01/16/40	34,476,125
GNMA REMIC Series 2010-90, Class ES
55,965,481	5.797	07/20/40	9,498,971
GNMA REMIC Series 2011-25, Class SA
42,581,647	5.947	10/20/40	6,686,174
GNMA REMIC Series 2011-51, Class DS
41,112,303	6.497	04/20/41	8,104,703
GNMA REMIC Series 2012-149, Class LS
43,964,375	6.097	12/20/42	7,811,353
GNMA REMIC Series 2013-111, Class SA
35,656,571	6.547	07/20/43	7,120,792

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Inverse Floaters(b) – (continued)
GNMA REMIC Series 2013-113, Class SA
	$84,156,800	6.547%	08/20/43	$ 16,780,689
GNMA REMIC Series 2013-113, Class SD
	143,405,577	6.548	08/16/43	22,421,993
GNMA REMIC Series 2013-117, Class PS
	40,602,993	5.997	04/20/43	7,610,487
GNMA REMIC Series 2013-147, Class AS
	23,880,946	5.997	10/20/43	4,143,017
GNMA REMIC Series 2013-147, Class SD
	62,562,432	6.497	12/20/39	12,442,391
GNMA REMIC Series 2013-148, Class SA
	110,286,499	6.047	10/20/43	19,710,954
GNMA REMIC Series 2013-167, Class SG
	41,811,216	5.997	11/20/43	7,483,413
GNMA REMIC Series 2014-3, Class TS
	22,171,590	5.397	01/20/44	3,322,590
GNMA REMIC Series 2014-5, Class SA
	74,606,414	5.397	01/20/44	11,766,610
GNMA REMIC Series 2014-56, Class ST
	58,287,057	5.948	12/16/39	10,377,433
GNMA REMIC Series 2014-71, Class SA
	19,359,360	5.947	12/20/39	3,573,924
GNMA REMIC Series 2014-76, Class SA
	70,190,216	5.447	01/20/40	11,254,580

				274,471,218

Regular Floater(b) – 0.4%
CitiMortgage Alternative Loan Trust Series 2007-A2 , Class 1A9
	9,060,495	6.000	02/25/37	7,818,301
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1
	1,337,540	0.650	07/25/35	1,074,021
Countrywide Alternative Loan Trust Series 2005-36, Class 2A1A
	10,536,066	0.460	08/25/35	8,039,596
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12
	1,701,375	0.950	12/25/35	1,406,000
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A3
	5,617,952	0.550	02/25/36	4,108,178
FHLMC REMIC Series 3231 Class FB
	1,305,705	0.502	10/15/36	1,306,462
FHLMC REMIC Series 3314 Class FC
	929,936	0.552	12/15/36	933,348
FHLMC REMIC Series 3371, Class FA
	1,043,572	0.752	09/15/37	1,055,252
FHLMC REMIC Series 3545, Class FA
	1,994,617	1.002	06/15/39	2,023,587
FHLMC REMIC Series 3827 Class KF
	1,573,144	0.522	03/15/41	1,578,430
FNMA REMIC Series 2006-45, Class TF
	2,157,711	0.552	06/25/36	2,162,166
FNMA REMIC Series 2006-76, Class QF
	2,262,458	0.552	08/25/36	2,273,140
FNMA REMIC Series 2006-79, Class PF
	2,363,296	0.552	08/25/36	2,374,240
FNMA REMIC Series 2007-33, Class HF
	3,021,059	0.502	04/25/37	3,035,185
FNMA REMIC Series 2007-75, Class VF
	812,708	0.602	08/25/37	815,232
FNMA REMIC Series 2009-84, Class WF
	693,847	1.252	10/25/39	709,297
FNMA REMIC Series 2014-18, Class CS
	33,693,821	5.948	04/25/44	5,314,712
Granite Mortgages PLC Series 2004-3, Class 3A1
GBP	1,892,285	0.914	09/20/44	3,233,100
Quadrivio Finance Series 2011-1, Class A1
EUR	28,424,498	0.832	07/25/60	38,686,567

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
Residential Accredit Loans, Inc. Series 2005-QS10, Class 3A1
$1,046,523	0.650%	08/25/35	$ 792,245
Sequoia Mortgage Trust Series 2007-3, Class 2AA1
6,220,156	2.472	07/20/37	5,164,138
Washington Mutual Mortgage Pass-Through Certificates Series 2005-3, Class 1CB3
13,057,342	0.600	05/25/35	10,533,389

			104,436,586

Sequential Fixed Rate – 0.6%
Banc of America Funding Corp. Series 2007-8, Class 2A1
2,923,000	7.000	10/25/37	1,765,492
BCAP LLC Trust Series 2007-AA2, Class 2A7
2,647,175	6.000	04/25/37	2,309,131
CHL Mortgage Pass-Through Trust Series 2007-10, Class A22
6,238,443	6.000	07/25/37	5,735,001
CHL Mortgage Pass-Through Trust Series 2007-10, Class A5
3,319,198	6.000	07/25/37	3,051,339
Citicorp Mortgage Securities, Inc. Series 2007-4, Class 2A1
222,379	5.500	05/25/22	224,958
Citigroup Mortgage Loan Trust Series 2007-9, Class 1A1(a)
10,913,296	5.750	04/25/47	8,742,005
CitiMortgage Alternative Loan Trust Series 2006-A3, Class 1A13
4,992,584	6.000	07/25/36	4,363,518
CitiMortgage Alternative Loan Trust Series 2007-A1, Class 1A7
1,834,886	6.000	01/25/37	1,478,551
CitiMortgage Alternative Loan Trust Series 2007-A3, Class 1A7
10,160,692	5.750	03/25/37	8,743,275
CitiMortgage Alternative Loan Trust Series 2007-A4, Class 1A5
6,879,655	5.750	04/25/37	5,875,913
Countrywide Alternative Loan Trust Series 2005-77T1, Class 1A2
3,817,326	6.000	02/25/36	3,311,912
Countrywide Alternative Loan Trust Series 2007-06, Class A4
4,149,129	5.750	04/25/47	3,343,783
Countrywide Alternative Loan Trust Series 2007-15CB, Class A5
1,692,135	5.750	07/25/37	1,536,628
Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A25
719,498	6.000	08/25/37	656,182
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-1, Class A4
2,198,609	6.000	03/25/37	2,020,742
Countrywide Home Loans Mortgage Pass-Through Trust Series 2007-7, Class A3
4,609,738	5.750	06/25/37	4,258,476
JPMorgan Alternative Loan Trust Series 2008-R2, Class A1(a)
12,378,261	6.000	11/25/36	10,616,727
JPMorgan Mortgage Trust Series 2006-S4, Class A3
16,159,714	6.000	01/25/37	13,861,996
Morgan Stanley Mortgage Loan Trust Series 2005-4, Class 1A
1,474,608	5.000	08/25/35	1,476,588
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 1A
5,280,829	5.250	02/25/21	5,158,314
Morgan Stanley Mortgage Loan Trust Series 2006-2, Class 2A3
6,314,009	5.750	02/25/36	6,001,465
Residential Accredit Loans, Inc. Series 2006-QS12, Class 1A1
7,129,706	6.500	09/25/36	5,336,022
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
1,022,153	5.500	02/25/36	856,895
Residential Accredit Loans, Inc. Series 2006-QS4, Class A9
5,340,636	6.000	04/25/36	4,548,086
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
1,745,032	6.000	06/25/36	1,380,495
Residential Accredit Loans, Inc. Series 2006-QS7, Class A1
1,044,180	6.000	06/25/36	848,083

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Residential Accredit Loans, Inc. Series 2006-QS8, Class A3
$3,155,028	6.000%	08/25/36	$ 2,557,282
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
3,039,458	6.500	07/25/36	2,496,408
Residential Accredit Loans, Inc. Trust Series 2006-QS15, Class A3
3,708,275	6.500	10/25/36	3,101,972
Residential Accredit Loans, Inc. Trust Series 2007-QS1, Class 2A5
3,425,472	6.000	01/25/37	2,833,724
Residential Asset Securitization Trust Series 2005-A11CB, Class 2A1
12,340,962	4.850	10/25/35	8,891,077
Residential Asset Securitization Trust Series 2006-A15, Class A13
9,010,304	6.250	01/25/37	7,048,761
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
2,221,824	6.000	08/25/36	2,015,638
Residential Asset Securitization Trust Series 2006-A8, Class 2A3
8,308,386	6.000	08/25/36	5,394,869
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
8,041,281	6.000	10/25/37	7,024,439
Wells Fargo Mortgage Backed Securities Trust Series 2007-11, Class A85
2,160,217	6.000	08/25/37	2,168,492

			151,034,239

Sequential Floating Rate(b) – 0.1%
Banc of America Funding Corp. Series 2006-7, Class T2A1
10,505,562	5.878	10/25/36	8,661,840
Banc of America Funding Corp. Series 2007-2, Class 2A1
147,967	5.423	03/25/37	148,455
Bear Stearns Asset Backed Securities Trust Series 2005-AC7, Class A1
3,296,242	0.450	10/25/35	2,710,725
Chaseflex Trust Series 2007-3, Class 1A2
4,325,684	0.610	07/25/37	2,702,335
CitiMortgage Alternative Loan Trust Series 2006-A7, Class 1A1
12,945,971	6.000	12/25/36	11,095,992
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3
8,820,271	0.650	08/25/37	6,658,268
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-AR10, Class A1
1,329,038	0.250	12/25/36	876,614

			32,854,229

Support – 0.0%
Countrywide Alternative Loan Trust Series 2006-4CB, Class 2A4
821,373	5.500	04/25/36	757,388

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 578,314,801

Commercial Mortgage-Backed Securities – 6.4%
Sequential Fixed Rate – 2.5%
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class A1A
$138,296,868	5.361%	02/15/40	$ 148,414,943
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
23,425,753	2.779	09/25/22	24,306,835
FHLMC Multifamily Structured Pass-Through Certificates Series K037, Class A2
272,500,000	3.490	01/25/24	286,644,140
FHLMC Multifamily Structured Pass-Through Certificates Series K038, Class A2
24,500,000	3.389	03/25/24	25,558,275
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class A4
4,500,000	3.102	05/15/46	4,458,779

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Wachovia Bank Commercial Mortgage Trust Series 2006-C28, ClassA1A
$97,650,054	5.559%	10/15/48	$ 106,044,932
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B
2,500,000	4.697	04/15/45	2,697,876

			598,125,780

Sequential Floating Rate(b) – 3.9%
Citigroup Commercial Mortgage Trust Series 2014-388G, Class E(a)
27,996,000	2.505	06/15/33	28,091,884
Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class F(a)
14,494,000	3.654	06/11/27	14,505,323
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A
167,346,653	5.526	01/15/49	180,925,327
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class A1A1
78,173,869	5.866	06/15/39	86,604,921
FHLMC Multifamily Structured Pass-Through Certificates Series K029, Class A2
83,200,000	3.320	02/25/23	86,875,718
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
160,500,000	3.250	04/25/23	166,546,500
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2
125,900,000	3.300	04/25/23	130,998,320
FHLMC Multifamily Structured Pass-Through Certificates Series K033, Class A2
169,200,000	3.060	07/25/23	172,651,274
GRACE Mortgage Trust Series 2014-GRCE, Class F(a)
18,500,000	3.590	06/10/28	17,577,475
GS Mortgage Securities Trust Series 2007-GG10, Class A1A
38,860,444	5.803	08/10/45	42,692,084
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class D(a)
10,200,000	2.752	12/15/28	10,214,698
Morgan Stanley Capital I Trust Series 2007-HQ11, Class AM
1,450,000	5.478	02/12/44	1,583,824
Morgan Stanley Capital I Trust Series 2007-HQ13, Class AM
1,200,000	5.931	12/15/44	1,175,715

			940,443,063

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$1,538,568,843

Federal Agencies – 3.4%
Adjustable Rate FNMA(b) – 0.0%
$2,281,486	2.425%	05/01/33	$ 2,407,892
1,132,143	1.961	10/01/34	1,179,654
2,632,303	1.915	01/01/35	2,761,865
2,047,005	2.586	09/01/35	2,183,987
896,840	2.410	10/01/36	949,906

			9,483,304

FHLMC – 0.3%
58,400,000	2.020	07/16/18	58,440,483
24,421	5.000	01/01/33	27,026
3,878	5.000	03/01/33	4,306
19,216	5.000	04/01/33	21,336
9,398	5.000	05/01/33	10,434
17,360	5.000	06/01/33	19,275
93,856	5.000	07/01/33	104,210
137,923	5.000	08/01/33	153,138

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$15,901	5.000%	09/01/33	$ 17,655
26,806	5.000	10/01/33	29,762
84,186	5.000	11/01/33	93,473
28,248	5.000	12/01/33	31,366
27,938	5.000	01/01/34	31,019
100,006	5.000	02/01/34	111,058
39,371	5.000	03/01/34	43,740
80,063	5.000	04/01/34	88,946
106,324	5.000	05/01/34	118,057
1,160,994	5.000	06/01/34	1,289,043
20,655	5.000	11/01/34	22,948
378,058	5.000	04/01/35	419,765
63,543	5.000	11/01/35	70,553

			61,147,593

FNMA – 3.1%
6,703,022	3.104	01/01/18	7,083,664
6,614,198	3.443	01/01/18	7,064,007
4,310,282	3.660	01/01/18	4,632,504
477,569	5.000	01/01/18	506,175
2,358,391	5.000	02/01/18	2,499,866
5,326,682	3.750	03/01/18	5,747,261
1,521,779	5.000	03/01/18	1,613,068
2,271,673	5.000	04/01/18	2,407,947
3,550,000	3.840	05/01/18	3,849,354
198,559	5.000	05/01/18	210,470
197,662	5.000	06/01/18	209,519
6,180	6.000	11/01/18	6,954
34,359	6.000	12/01/18	38,673
5,524	5.500	01/01/19	5,870
86,278	5.500	02/01/19	91,999
81,028	5.500	03/01/19	86,826
68,101	5.500	04/01/19	72,507
34,124	5.500	05/01/19	36,353
349,386	6.000	05/01/19	393,151
152,787	5.500	06/01/19	163,134
484,583	5.500	07/01/19	517,464
422,256	5.500	08/01/19	451,725
395,189	5.500	09/01/19	422,798
110,682	5.500	10/01/19	118,258
112,434	5.500	11/01/19	120,524
213,841	5.500	12/01/19	229,643
18,051	5.500	01/01/20	19,518
8,748	5.500	06/01/20	9,379
2,311,858	5.500	07/01/20	2,479,225
2,084,883	3.416	10/01/20	2,225,499
1,439,072	3.632	12/01/20	1,550,934
5,873,636	4.375	06/01/21	6,519,273
152,813	6.000	08/01/21	171,955
24,101	6.000	11/01/21	27,120
31,287	6.000	10/01/22	35,206
25,296	6.000	11/01/22	28,468
28,706	6.000	12/01/22	32,302
117,782	6.000	01/01/23	132,550
48,672	6.000	02/01/23	54,769
113,753	6.000	09/01/23	128,002
7,150	6.000	01/01/24	8,048
199,113	6.000	04/01/24	226,285
5,622,903	5.500	05/01/25	5,972,924
132,660	6.000	05/01/25	149,277
96,582	6.000	07/01/26	109,465
44,428	6.000	12/01/26	50,141
5,698	6.000	03/01/27	6,428
155,544	6.000	04/01/27	175,357
251,569	6.000	06/01/27	284,074

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$540,671	6.000%	07/01/27	$ 610,320
22,341	6.000	08/01/27	25,282
90,984	6.000	09/01/27	102,794
130,927	6.000	10/01/27	148,083
156,543	6.000	11/01/27	176,955
408,216	6.000	12/01/27	461,968
664,219	6.000	01/01/28	756,371
207,869	6.000	03/01/29	234,313
8,102	4.500	09/01/29	8,811
93,096	6.000	09/01/29	105,037
951,611	6.000	07/01/32	1,070,324
9,399	6.000	12/01/32	10,710
1,785	6.000	01/01/33	2,033
227,063	5.000	04/01/33	252,878
6,820	6.000	04/01/33	7,771
1,213	5.000	05/01/33	1,351
365,196	5.000	08/01/33	406,716
485,954	5.000	09/01/33	541,203
262,816	6.000	10/01/33	299,437
10,273	6.000	02/01/34	11,704
369,128	6.000	08/01/34	420,356
59,137	6.000	11/01/34	67,377
4,689	6.000	12/01/34	5,339
725,702	6.000	05/01/35	818,242
133,452	6.000	06/01/35	150,467
334,623	6.000	10/01/35	377,801
50,908	6.000	11/01/35	57,399
70,337	6.000	12/01/35	79,305
150,604	6.000	01/01/36	169,434
569,118	6.000	02/01/36	643,420
4,655,388	6.000	03/01/36	5,237,460
505,727	6.000	04/01/36	568,959
1,868,880	6.000	05/01/36	2,102,578
563,113	6.000	06/01/36	633,519
45,178	6.000	07/01/36	50,827
760,972	6.000	08/01/36	856,118
437,072	6.000	09/01/36	491,720
704,118	6.000	10/01/36	792,155
1,534,093	6.000	11/01/36	1,725,749
1,530,425	6.000	12/01/36	1,721,778
455,733	6.000	01/01/37	512,654
9,220,957	6.000	02/01/37	10,384,267
2,800,809	6.000	03/01/37	3,153,397
1,725,648	6.000	04/01/37	1,940,920
9,630,400	6.000	05/01/37	10,832,446
1,891,111	6.000	06/01/37	2,127,023
18,571,576	6.000	07/01/37	20,888,357
6,433,061	6.000	08/01/37	7,235,577
3,729,086	6.000	09/01/37	4,194,296
2,763,577	6.000	10/01/37	3,108,329
7,682,722	6.000	11/01/37	8,641,134
1,704,280	6.000	12/01/37	1,916,884
5,402,994	6.000	01/01/38	6,077,488
3,196,544	6.000	02/01/38	3,595,697
172,932	5.000	03/01/38	191,859
2,846,936	6.000	03/01/38	3,202,293
742,136	6.000	04/01/38	834,813
77,561,896	6.000	05/01/38	87,238,617
3,762,883	6.000	06/01/38	4,232,932
20,362,992	6.000	07/01/38	22,906,539
625,427	6.000	08/01/38	703,554
6,116,782	6.000	09/01/38	6,880,091
12,124,081	6.000	10/01/38	13,638,101
2,681,587	6.000	11/01/38	3,016,225
5,488,460	6.000	12/01/38	6,174,052

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$18,689,321	6.000%		01/01/39		$ 21,021,368
36,478,258	6.000		02/01/39		41,035,056
61,226	6.000		03/01/39		68,864
7,351,442	6.000		04/01/39		8,269,628
19,298	6.000		05/01/39		21,715
64,075	6.000		06/01/39		72,079
1,281,911	6.000		07/01/39		1,441,963
40,003	4.000		08/01/39		42,470
19,371	4.000		09/01/39		20,566
2,188,922	6.000		09/01/39		2,462,037
2,427,595	6.000		10/01/39		2,730,837
1,626,264	6.000		11/01/39		1,830,010
25,825,250	6.000		12/01/39		29,047,272
1,603,614	6.000		01/01/40		1,803,663
757,676	6.000		02/01/40		852,324
21,240	6.000		03/01/40		23,893
10,004,834	6.000		04/01/40		11,252,925
39,455,834	6.000		06/01/40		44,381,382
124,863	6.000		07/01/40		140,439
7,376,157	6.000		10/01/40		8,296,324
811,834	6.000		04/01/41		913,109
14,601,639	6.000		05/01/41		16,423,261
273,316	6.000		07/01/41		307,412
2,566,016	4.500		08/01/41		2,782,123
653,763	4.500		10/01/41		708,210
512,724	5.000		11/01/41		571,670
10,545,312	3.000		08/01/42		10,475,734
9,316,342	3.000		09/01/42		9,258,103
1,552,466	3.000		10/01/42		1,542,465
6,257,724	3.000		11/01/42		6,215,842
57,926,359	3.000		12/01/42		57,527,300
40,280,500	3.000		01/01/43		40,012,839
12,137,778	3.000		02/01/43		12,055,492
2,967,948	3.000		03/01/43		2,948,506
7,927,870	3.000		04/01/43		7,870,951
684,620	3.000		05/01/43		676,914
15,000,000	3.500		TBA-30yr	(f)	15,442,968
1,000,000	5.000		TBA-30yr	(f)	1,110,469
59,000,000	6.000		TBA-30yr	(f)	66,471,795

					742,937,500

TOTAL FEDERAL AGENCIES					$ 813,568,397

TOTAL MORTGAGE-BACKED OBLIGATIONS					$4,161,163,812

Agency Debentures – 6.8%
FHLB
$100,000,000	0.000	%(g)	09/05/14		$ 99,992,700
1,153,000,000	0.000	(g)	09/17/14		1,152,899,689
50,300,000	0.120		01/09/15		50,301,811
210,000,000	0.090		01/22/15		209,962,830
44,000,000	0.100		01/23/15		43,994,456
79,600,000	0.100		01/23/15		79,589,970

TOTAL AGENCY DEBENTURES					$1,636,741,456

Asset-Backed Securities – 13.9%
Collateralized Loan Obligations – 12.3%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)(b)
$39,153,366	0.875%		11/01/18		$ 38,566,065

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
ACIS CLO Ltd. Series 2013-1A, Class ACOM(a)(b)
$23,550,000	1.455%	04/18/24	$ 22,831,725
ACIS CLO Ltd. Series 2013-2A, Class A(a)(b)
11,950,000	0.727	10/14/22	11,698,500
ACIS CLO Ltd. Series 2013-2A, Class ACOM(a)(b)
68,183,962	1.143	10/14/22	66,731,644
ACIS CLO Ltd. Series 2014-4A, Class ACOM(a)(b)
177,900,000	1.713	05/01/26	175,356,030
ACIS CLO Ltd. Series 2014-4A, Class C(a)(b)
11,050,000	2.777	05/01/26	10,382,956
Anchorage Capital CLO Ltd. Series 2014-4A, Class A1A(a)(b)
141,900,000	1.732	07/28/26	141,163,255
Anchorage Capital CLO Ltd. Series 2014-4A, Class A2(a)(b)
31,000,000	2.442	07/28/26	30,727,417
Atrium CDO Corp. Series 4A Class A2(a)(b)
934,110	0.481	06/08/19	931,383
B&M CLO Ltd. Series 2014-1A, Class A1(a)(b)
74,650,000	1.598	04/16/26	74,285,186
B&M CLO Ltd. Series 2014-1A, Class A2(a)(b)
12,850,000	2.148	04/16/26	12,640,776
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)(b)
1,250,398	0.501	06/20/17	1,247,981
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)(b)
21,850,489	0.477	04/29/19	21,455,061
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)(b)
55,053,325	0.495	02/01/22	54,369,893
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)(b)
23,011,886	0.495	02/01/22	22,726,217
Callidus Debt Partners CLO Fund VI Ltd. Series 6X, Class A1D(b)
10,480,408	0.486	10/23/21	10,242,817
CIFC Funding Ltd. Series 2014-2A, Class A1L(a)(b)
148,600,000	1.725	05/24/26	148,428,664
CIFC Funding Ltd. Series 2014-2A, Class A2L(a)(b)
24,600,000	2.395	05/24/26	24,596,064
Covenant Credit Partners CLO Ltd. Series 2014-1A, Class C(b)
21,350,000	0.000	07/20/26	20,709,500
Crown Point CLO Ltd. Series 2012-1A, Class ACOM(a)(b)
7,650,000	1.449	11/21/22	7,550,550
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(b)
118,100,000	1.307	12/14/23	115,581,163
Doral CLO 1 Ltd. Series 2012-3A, Class A1(a)(b)
10,000,000	1.681	12/19/22	10,034,190
ECP CLO Ltd. Series 2008-1A, Class A1(a)(b)
11,400,000	1.082	03/17/22	11,313,417
Gleneagles CLO Ltd. Series 2005-1A, Class A1(a)(b)
6,665,915	0.500	11/01/17	6,650,217
Golub Capital Management CLO Ltd. Series 2007-1A, Class A(a)(b)
6,582,151	0.465	07/31/21	6,546,199
Greywolf CLO Ltd. Series 2007-1A, Class A(a)(b)
8,822,329	0.471	02/18/21	8,728,777
Greywolf CLO Ltd. Series 2007-1A, Class B(a)(b)
600,000	0.656	02/18/21	583,790
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1(a)(b)
70,250,000	1.808	04/18/26	70,352,776
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A1B(a)(b)
64,150,000	1.648	04/28/25	63,785,115
Halcyon Loan Advisors Funding Ltd. Series 2014-2A, Class A2(a)(b)
55,600,000	2.228	04/28/25	55,161,038
ICG US CLO Ltd. Series 2014-1A, Class ACOM(a)(b)
112,150,000	1.506	04/20/26	109,536,905
Jasper CLO Ltd. Series 2005-1A, Class A(a)(b)
4,107,697	0.495	08/01/17	4,096,315
KKR Financial CLO Corp. Series 2005-2X, Class A1(b)
21,485,908	0.487	11/26/17	21,426,414
KKR Financial CLO Ltd. Series 2006-1A, Class A1(a)(b)
5,000,763	0.507	08/25/18	4,996,478

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
KKR Financial CLO Ltd. Series 2007-1A, Class A(a)(b)
$22,046,209	0.574%	05/15/21	$ 21,779,295
KKR Financial CLO Ltd. Series 2007-AA, Class A(a)(b)
214,853	0.976	10/15/17	214,766
Liberty CLO Ltd. Series 2005-1A, Class A1C(a)(b)
6,593,112	0.475	11/01/17	6,581,336
Liberty CLO Ltd. Series 2005-1A, Class A2(a)(b)
26,000,000	0.600	11/01/17	25,824,708
Magnetite VIII Ltd. Series 2014-8A, Class A(a)(b)
114,850,000	1.708	04/15/26	114,771,672
Magnetite VIII Ltd. Series 2014-8A, Class B(a)(b)
23,900,000	2.228	04/15/26	23,940,104
Mountain View Funding CLO Series 2007-3A, Class A1(a)(b)
2,725,691	0.444	04/16/21	2,714,549
Neuberger Berman CLO Ltd. Series 2014-17A, Class C(b)
8,650,000	2.991	08/04/25	8,403,475
Ocean Trails CLO Ltd. Series 2006-1X, Class A1
4,086,410	0.494	10/12/20	4,061,091
OCP CLO Ltd. Series 2012-2A, Class ACOM(a)(b)
15,650,000	1.468	11/22/23	15,407,425
OCP CLO Ltd. Series 2014-5A, Class ACOM(a)(b)
140,200,000	0.000	04/26/26	136,386,560
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(a)(g)
11,950,000	0.000	04/17/25	11,831,695
OFSI Fund VI Ltd. Series 2014-6A, Class ACOM(a)(b)
120,000,000	1.550	03/20/25	117,108,000
OHA Park Avenue CLO I Ltd. Series 2007-1A, Class A1A(a)(b)
10,871,863	0.481	03/14/22	10,768,558
OZLM Funding III Ltd. Series 2013-3A, Class A1(a)(b)
14,750,000	1.558	01/22/25	14,679,244
Red River CLO Ltd. Series 1A, Class A(a)(b)
23,470,974	0.495	07/27/18	23,329,374
Regatta IV Funding Ltd. Series 2014-1A, Class ACOM(a)(b)
162,350,000	1.737	07/25/26	161,262,255
Regatta IV Funding Ltd. Series 2014-1A, Class B(a)(b)
776,094	2.237	07/25/26	764,453
Regatta IV Funding Ltd. Series 2014-1A, Class C(a)(b)
18,250,000	3.177	07/25/26	17,885,000
Saratoga Investment CLO Corp. Series 2013-1A, Ltd. Class A1(a)(b)
16,000,000	1.528	10/20/23	15,919,040
Shackleton CLO Ltd. Series 2014-5A, Class A(a)(b)
156,400,000	1.730	05/07/26	156,416,891
Shackleton CLO Ltd. Series 2014-5A, Class B1(a)(b)
33,700,000	2.230	05/07/26	33,501,844
Silvermore CLO Ltd. Series 2014-1A, Class A1(a)(b)
160,050,000	1.680	05/15/26	159,622,507
Silvermore CLO Ltd. Series 2014-1A, Class A2(a)(b)
28,700,000	2.280	05/15/26	28,606,955
Sound Point CLO Ltd. Series 2014-1A, Class B1(a)(b)
15,000,000	2.152	04/18/26	14,775,450
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)(b)
6,500,000	1.526	01/17/25	6,482,418
Trinitas CLO II Ltd. Series 2014-2A, Class ACOM(a)(b)
57,100,000	1.608	07/15/26	56,066,490
Trinitas CLO II Ltd. Series 2014-2A, Class C(a)(b)
10,050,000	3.041	07/15/26	9,748,500
Trinitas CLO Ltd. Series 2014-1A, Class A1(a)(b)
58,150,000	1.833	04/15/26	58,016,895
Trinitas CLO Ltd. Series 2014-1A, Class B1(a)(b)
14,950,000	2.203	04/15/26	14,619,635
Westbrook CLO Ltd. Series 2006-1X, Class A1(b)
16,868,388	0.471	12/20/20	16,722,156
Westchester CLO Ltd. Series 2007-1X, Class A1A(b)
32,502,505	0.450	08/01/22	32,122,616

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – (continued)
Whitehorse VIII Ltd. Series 2014-1A, Class A(a)(b)
$150,700,000	1.714%	05/01/26	$ 150,748,073
Whitehorse VIII Ltd. Series 2014-1A, Class B(a)(b)
32,800,000	2.264	05/01/26	32,607,989
Zais CLO 1 Ltd. Series 2014-1A, Class ACOM(a)(b)
93,200,000	1.712	04/15/26	92,323,920

			2,981,449,417

Home Equity – 1.5%
ACE Securities Corp. Home Equity Loan Trust Series 2007-ASAP1, Class A2C(b)
12,767,731	0.410	03/25/37	7,558,726
ACE Securities Corp. Home Equity Loan Trust Series 2007-HE2, Class A2D(b)
16,641,000	0.420	05/25/36	11,217,137
Ameriquest Mortgage Securities Trust Series 2006-M3, Class A2B(b)
21,080,548	0.250	10/25/36	9,082,710
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 05-R8, Class M2(b)
5,440,000	0.640	10/25/35	4,457,410
Bayview Financial Mortgage Pass-Through Trust 2006-A, Class M3(b)
10,095,000	0.800	02/28/41	7,899,991
Centex Home Equity Loan Trust Series 2006-A, Class AV4(b)
26,300,000	0.400	06/25/36	23,506,267
Citigroup Mortgage Loan Trust Series 2006-WFH1, Class M3(b)
6,400,000	0.550	01/25/36	5,361,687
Citigroup Mortgage Loan Trust Series 2007-WFH2, Class A4(b)
300,000	0.500	03/25/37	251,627
Countrywide Asset-Backed Certificates Series 2004-3, Class 1A(b)
19,374,284	0.570	08/25/34	17,931,379
Countrywide Asset-Backed Certificates Series 2005-4, Class MV1(b)
165,650	0.610	10/25/35	166,519
Countrywide Asset-Backed Certificates Series 2007-2, Class 2A4(b)
20,000,000	0.370	08/25/37	8,506,504
First Franklin Mortgage Loan Asset-Backed Certificates Series 2006-FF18, Class A2B(b)
3,533,215	0.260	12/25/37	2,157,611
First Franklin Mortgage Loan Trust Series 2006-FF12, Class A4(b)
3,149,544	0.290	09/25/36	2,888,822
First Franklin Mortgage Loan Trust Series 2006-FF6, Class A4(b)
25,000,000	0.400	04/25/36	20,073,413
GSAA Home Equity Trust Series 2006-17, Class A1(b)
11,322,996	0.210	11/25/36	6,057,324
GSAA Home Equity Trust Series 2007-10, Class A2A
5,226,279	6.500	11/25/37	4,007,511
GSAMP Trust Series 2006-HE8, Class A2C(b)
14,600,000	0.320	01/25/37	10,808,990
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1(a)
7,150,000	1.244	01/17/45	7,164,723
Home Equity Asset Trust Series 2007-3, Class 2A3(b)
17,150,000	0.390	08/25/37	14,795,410
HSI Asset Securitization Corp. Trust Series 2006-OPT1, Class 2A4(b)
8,600,000	0.450	12/25/35	7,538,960
HSI Asset Securitization Corp. Trust Series 2006-OPT2, Class M2(b)
5,900,000	0.540	01/25/36	4,636,950
JPMorgan Mortgage Acquisition Trust Series 2006-CH1, Class A5(b)
3,850,000	0.380	07/25/36	3,657,627
JPMorgan Mortgage Acquisition Trust Series 2007-CH2, Class AV5(b)
5,100,000	0.410	01/25/37	3,806,438
Lehman XS Trust Series 2005-5N, Class 3A1A(b)
1,533,909	0.450	11/25/35	1,345,238
Lehman XS Trust Series 2005-7N, Class 1A1A(b)
12,746,208	0.420	12/25/35	11,368,343
Lehman XS Trust Series 2006-12N Series 06-12N, Class A31A(b)
15,774,002	0.350	08/25/46	12,079,731

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Lehman XS Trust Series 2006-14N, Class 1A1B(b)
	$770,716	0.360%		09/25/46	$ 601,467
Lehman XS Trust Series 2006-16N, Class A321(b)
	9,433,487	0.350		11/25/46	6,640,232
Lehman XS Trust Series 2006-GP1, Class A2A(b)
	1,200,456	0.320		05/25/46	1,170,096
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-WMC2, Class M3(b)
	5,399,000	0.855		02/25/35	4,927,913
Morgan Stanley Mortgage Loan Trust Series 2007-1XS, Class 2A1(b)
	8,513,577	0.230		09/25/46	3,875,227
Residential Asset Mortgage Products Trust Series 2006-RZ3, Class A3(b)
	14,200,000	0.440		08/25/36	12,369,018
Residential Asset Mortgage Products Trust Series 2006-RZ4, Class A3(b)
	13,400,000	0.420		10/25/36	11,417,152
Residential Asset Securities Corp. Trust Series 2006-KS7, Class A4(b)
	30,832,000	0.390		09/25/36	26,998,559
Saxon Asset Securities Trust Series 2007-2, Class A2C(b)
	7,884,981	0.390		05/25/47	5,526,534
Securitized Asset Backed Receivables LLC Trust Series 2004-DO1, Class M1(b)
	6,649,134	1.125		07/25/34	5,941,592
Soundview Home Equity Loan Trust Series 2006-EQ1, Class A4(b)
	11,762,000	0.400		10/25/36	7,857,866
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC3, Class A3(b)
	4,120,930	0.310		10/25/36	2,984,228
Vericrest Opportunity Loan Transferee LLC Series 2014-NPL4, Class A1(a)(h)
	59,170,000	3.125		04/27/54	59,170,000
Wachovia Mortgage Loan Trust Series 2005-WMC1, Class M1(b)
	4,200,000	0.810		10/25/35	3,866,105

					361,673,037

Student Loan(b) – 0.1%
GCO Education Loan Funding Trust Series 2006-1, Class A8L
	5,431,047	0.357		05/25/25	5,229,644
Panhandle-Plains Higher Education Authority, Inc. Series 2011-1, Class A2
	9,844,118	1.183		07/01/24	9,964,145
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	305,537	0.357		03/01/25	305,220

					15,499,009

TOTAL ASSET-BACKED SECURITIES					$3,358,621,463

Foreign Debt Obligations – 14.3%
Sovereign – 14.3%
Brazil Loan Trust 1
	$8,580,000	5.477%		07/24/23	$ 8,888,880
Brazil Minas SPE via State of Minas Gerais
	4,720,000	5.333	(a)	02/15/28	4,755,400
	28,165,000	5.333		02/15/28	28,376,237
Brazil Notas do Tesouro Nacional
BRL	44,242,399	6.000		08/15/40	19,670,692
	734,690,920	6.000		08/15/50	325,496,966
Dominican Republic
DOP	201,600,000	14.500		02/10/23	5,252,174
	$17,540,000	6.600	(a)	01/28/24	19,030,900
	7,910,000	6.600		01/28/24	8,582,350
	4,430,000	5.875	(a)	04/18/24	4,629,350
	25,660,000	5.875		04/18/24	26,814,700
	2,784,000	8.625		04/20/27	3,396,480

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Dominican Republic – (continued)
DOP	30,000,000	18.500%		02/04/28	$ 882,264
	$15,210,000	7.450	(a)	04/30/44	16,198,650
Federal Republic of Germany
EUR	477,290,000	2.000		08/15/23	703,615,520
Hellenic Republic Government Bond(b)
	57,230,000	1.015		08/10/14	77,265,594
Republic of Argentina(b)
	123,375,000	0.000		12/15/35	13,177,119
	$1,161,197,000	0.000		12/15/35	94,056,957
Republic of Costa Rica
	3,360,000	9.995		08/01/20	4,300,800
	11,650,000	4.250		01/26/23	11,184,000
	5,246,000	4.375		04/30/25	4,878,780
	10,280,000	5.625		04/30/43	9,097,800
	31,417,000	7.000		04/04/44	32,673,680
Republic of Honduras
	38,810,000	8.750	(a)	12/16/20	42,691,000
	200,000	8.750		12/16/20	220,000
Republic of Italy
EUR	155,320,000	5.500		11/01/22	260,849,551
	317,670,000	4.500		05/01/23	500,285,664
Spain Government Bond(a)
	201,520,000	4.400		10/31/23	316,871,781
	75,870,000	3.800		04/30/24	113,852,789
United Mexican States
MXN	562,781,040	0.000	(g)	08/21/14	43,204,067
	492,433,400	0.000	(g)	09/11/14	37,741,764
	1,114,535,300	0.000	(g)	09/18/14	85,377,691
	280,105,960	0.000	(g)	09/25/14	21,444,801
	1,590,163,270	0.000	(g)	10/16/14	121,521,764
	204,751,580	0.000	(g)	12/24/14	15,553,213
	2,113,534,483	5.000		06/16/16	178,809,416
	1,804,419,700	4.750		06/14/18	140,726,127
	241,369,600	6.500		06/10/21	19,943,812
	405,614,300	8.000		12/07/23	36,619,388
	154,675,700	7.500		06/03/27	13,550,149
	75,763,000	8.500		05/31/29	7,153,630
	411,479,800	10.000		11/20/36	44,252,663
	68,962,600	8.500		11/18/38	6,485,984
	110,027,300	7.750		11/13/42	9,608,957

TOTAL FOREIGN DEBT OBLIGATIONS					$3,438,989,504

Structured Notes – 0.1%
Notas do Tesouro Nacional (Issuer Deutsche Bank AG)
BRL	3,722,000	6.000%		05/16/15	$ 4,133,241
Notas do Tesouro Nacional Series B (Issuer HSBC Corp.)
	18,222,350	6.000		08/15/40	8,101,872

TOTAL STRUCTURED NOTES					$ 12,235,113

Municipal Debt Obligations – 2.3%
California – 0.4%
California Educational Facilities Authority RB (Stanford University) Series 2013 U-3
	$44,050,000	5.000%		06/01/43	$ 56,098,116
California State GO Bonds (Refunding-Various Purposes) Series 2013
	11,890,000	5.000		09/01/28	13,782,056
	5,500,000	5.000		09/01/31	6,266,425
California State GO Bonds (Various Purposes) Series 2011
	6,935,000	5.000		09/01/41	7,542,783
California State GO Bonds (Various Purposes) Series 2013
	4,655,000	5.000		02/01/43	5,124,922

					88,814,302

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – 1.9%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
$5,255,000	6.000%	07/01/38	$ 3,707,350
17,570,000	6.000	07/01/44	12,390,891
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
3,965,000	5.000	07/01/33	2,597,035
8,105,000	5.750	07/01/37	5,611,821
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2012 A
1,095,000	5.125	07/01/37	763,664
Puerto Rico Commonwealth GO Bonds Public Improvement Series 2011 A
3,020,000	5.750	07/01/41	2,177,994
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
1,150,000	5.875	07/01/36	847,251
2,955,000	6.000	07/01/39	2,162,203
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 C
275,000	6.000	07/01/39	201,220
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
1,110,000	6.000	07/01/34	824,919
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 E
1,000,000	5.625	07/01/32	734,450
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
515,000	5.500	07/01/26	390,303
20,810,000	5.500	07/01/39	14,626,308
Puerto Rico Commonwealth GO Bonds Refunding for Public mprovement Series 2008 A
1,485,000	5.500	07/01/32	1,079,150
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2009 B
5,555,000	5.750	07/01/38	3,981,546
Puerto Rico Commonwealth GO Bonds Refunding Public Improvement Series 2012 A
8,010,000	5.000	07/01/41	5,553,013
Puerto Rico Commonwealth GO Bonds Series 2007 A
6,670,000	5.250	07/01/37	4,711,821
Puerto Rico Commonwealth GO Bonds Series 2014 A
325,125,000	8.000	07/01/35	286,145,764
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2001 A
1,950,000	5.125	07/01/31	1,378,884
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2004 A
455,000	5.000	07/01/34	318,614
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
605,000	5.250	07/01/27	453,375
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(g)
1,990,000	0.000	08/01/35	331,932
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(g)
5,285,000	0.000	08/01/37	735,566
4,305,000	0.000	08/01/38	550,093
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
1,205,000	5.250	08/01/40	1,070,630

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
$1,005,000	5.500%		08/01/23	$ 946,690
1,650,000	5.250		08/01/27	1,422,944
18,550,000	0.000	(h)	08/01/32	14,816,812
16,250,000	5.750		08/01/37	13,256,912
2,795,000	6.375		08/01/39	2,430,420
4,455,000	6.000		08/01/42	3,671,945
500,000	6.500		08/01/44	434,220
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
9,275,000	0.000	(h)	08/01/33	5,429,956
11,020,000	5.500		08/01/37	8,759,578
3,445,000	5.375		08/01/39	2,670,564
37,500,000	5.500		08/01/42	29,266,125
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
3,150,000	6.000		08/01/39	2,640,803
17,555,000	5.250		08/01/41	13,248,583
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
3,455,000	5.000		08/01/43	2,488,740
3,000,000	5.250		08/01/43	2,239,230
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
10,220,000	5.500		08/01/28	8,860,740
2,995,000	6.125		08/01/29	2,760,941

				468,691,000

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 557,505,302

Government Guarantee Obligation(b)(i) – 1.0%
FMS Wertmanagement
$251,800,000	0.476%		06/30/15	$ 252,389,212

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 252,389,212

U.S. Treasury Obligations – 26.6%
United States Treasury Bonds
$96,500,000	3.125%		02/15/43	$ 92,902,483
142,300,000	3.625	(j)	08/15/43	150,322,874
168,900,000	3.750	(j)	11/15/43	182,428,907
640,800,000	3.625	(j)	02/15/44	676,332,347
165,700,000	3.375		05/15/44	166,820,137
United States Treasury Inflation Protected Securities
28,553,120	1.625		01/15/15	29,025,960
284,177,034	0.500		04/15/15	288,394,221
124,735,812	0.125		01/15/22	125,612,705
175,154,767	0.625		01/15/24	181,586,450
34,668,112	2.500		01/15/29	43,779,239
118,696,737	1.375		02/15/44	130,770,569
United States Treasury Notes
750,000,000	0.250		08/31/14	750,195,008
210,000,000	2.375		08/31/14	210,785,385
89,500,000	0.250	(j)	01/15/15	89,582,343
89,000,000	0.250	(j)	02/15/15	89,093,446
51,100,000	0.125		04/30/15	51,108,175
220,000,000	0.375		01/31/16	220,321,224
403,100,000	1.625		03/31/19	404,264,963
68,400,000	1.500		05/31/19	68,052,526
564,900,000	1.625		06/30/19	564,877,415
425,700,000	2.125	(j)	01/31/21	427,815,767
990,500,000	2.250		04/30/21	1,000,246,530
474,800,000	2.125		06/30/21	474,690,782

TOTAL U.S. TREASURY OBLIGATIONS				$6,419,009,456

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Senior Term Loans(k) – 1.3%
Environmental – 0.2%
EnergySolutions LLC
$44,425,000	6.750%	05/29/20	$ 44,869,250

Health Care - Services – 0.1%
American Renal Holdings, Inc.
13,825,000	4.500	09/20/19	13,813,525
18,775,000	8.500	03/20/20	18,775,000

			32,588,525

Media - Broadcasting & Radio – 0.4%
Clear Channel Communications, Inc.
93,900,000	3.800	01/29/16	93,235,188

Media - Non Cable – 0.2%
Checkout Holding Corp.
23,850,000	4.500	04/09/21	23,839,983
16,750,000	7.750	04/11/22	16,739,615

			40,579,598

Retailers – 0.3%
True Religion Apparel, Inc.
58,917,232	5.875	07/30/19	55,198,377
5,000,000	11.000	01/29/20	4,750,000

			59,948,377

Technology - Software/Services – 0.1%
Avago Technologies Cayman Ltd.
31,500,000	3.750	05/06/21	31,587,255

TOTAL SENIOR TERM LOANS			$ 302,808,193

Shares	Rate		Value
Preferred Stocks – 0.1%
Banks(b) – 0.1%
Citigroup Capital XIII
$405,590	7.875%		$ 11,234,843

Noncaptive - Financial – 0.0%
ING Groep NV
167,166	6.125		4,232,643

TOTAL PREFERRED STOCKS – 0.1%			$ 15,467,486

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 1.4%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$197,100,000	3.590%	03/22/16	$ 4,666,559
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
197,600,000	4.070	03/29/16	2,569,926
Bank of America NA Put - OTC - 30 year Interest Rate Swap Strike Price 3.950%
43,000,000	3.950	01/29/16	4,728,405

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Bank of America NA Call - OTC - 30 year Interest Rate Swap Strike Price 3.950%
$43,000,000	3.950%	01/29/16	$ 1,496,267
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.017%
97,100,000	3.017	05/29/15	2,603,319
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.017%
97,100,000	3.017	05/29/15	2,155,678
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
153,900,000	3.040	06/03/15	4,310,093
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
153,900,000	3.040	06/03/15	3,330,011
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.645%
109,700,000	3.645	02/16/16	2,204,059
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
86,400,000	3.633	02/19/16	1,787,642
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
81,900,000	3.570	02/22/16	1,843,561
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
79,000,000	3.625	02/22/16	1,656,606
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.725%
200,000,000	3.725	04/04/16	12,181,720
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.725%
200,000,000	3.725	04/04/16	4,132,820
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.650%
415,000,000	3.650	05/20/16	10,576,565
Citibank NA Put - OTC - 30 year Interest Rate Swap Strike Price 4.050%
24,100,000	4.050	01/28/16	2,976,745
Citibank NA Call - OTC - 30 year Interest Rate Swap Strike Price 4.050%
24,100,000	4.050	01/28/16	706,250
Citibank NA Put - OTC - 30 year Interest Rate Swap Strike Price 4.000%
66,000,000	4.000	01/29/16	7,699,408
Citibank NA Call - OTC - 30 year Interest Rate Swap Strike Price 4.000%
66,000,000	4.000	01/29/16	2,112,462
Citibank NA Put - OTC - 30 year Interest Rate Swap Strike Price 3.945%
24,700,000	3.945	03/18/16	2,705,882
Citibank NA Call - OTC - 30 year Interest Rate Swap Strike Price 3.945%
24,700,000	3.945	03/18/16	964,893
Deutsche Bank Securities, Inc. Put - OTC - 2 year Interest Rate Swap Strike Price 1.950%
269,900,000	1.950	10/26/15	1,248,018
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
249,500,000	2.030	10/26/15	1,042,885
Deutsche Bank Securities, Inc. Put - OTC - 5 year Interest Rate Swap Strike Price 2.980%
337,600,000	2.980	03/04/16	9,493,413
Deutsche Bank Securities, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 2.980%
337,600,000	2.980	03/04/16	4,939,223
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.120%
188,500,000	4.120	04/23/19	13,339,052
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.120%
188,500,000	4.120	04/23/19	8,963,797

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.130%
$188,000,000	4.130%	04/23/19	$ 13,392,330
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.130%
188,000,000	4.130	04/23/19	8,882,135
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.095%
162,400,000	4.095	04/24/19	11,302,764
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.095%
162,400,000	4.095	04/24/19	7,853,160
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.963%
162,200,000	3.963	05/07/19	10,306,383
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.963%
162,200,000	3.963	05/07/19	8,585,522
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.503%
301,100,000	3.503	07/02/15	16,595,699
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.503%
301,100,000	3.503	07/02/15	3,219,542
Deutsche Bank Securities, Inc. Put - OTC - 30 Year Interest Rate Swap Strike Price 3.960%
18,500,000	3.960	01/29/16	2,058,798
Deutsche Bank Securities, Inc. Call - OTC - 30 Year Interest Rate Swap Strike Price 3.960%
18,500,000	3.960	01/29/16	633,133
Deutsche Bank Securities, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 3.920%
25,400,000	3.920	03/14/16	2,700,906
Deutsche Bank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 3.920%
25,400,000	3.920	03/14/16	1,019,221
Deutsche Bank Securities, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.015%
21,300,000	4.015	04/15/19	2,668,624
Deutsche Bank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.015%
21,300,000	4.015	04/15/19	1,857,978
JPMorgan Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
262,500,000	1.855	11/02/15	1,420,020
JPMorgan Securities, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 3.610%
76,300,000	3.610	02/16/16	1,604,780
JPMorgan Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
147,700,000	3.080	06/04/15	4,427,544
JPMorgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
147,700,000	3.080	06/04/15	3,005,518
JPMorgan Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.498%
186,000,000	3.498	07/02/15	10,188,392
JPMorgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.498%
186,000,000	3.498	07/02/15	2,007,758
JP Morgan Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.105%
149,000,000	4.105	04/29/19	10,433,159

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
JP Morgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.105%
$149,000,000	4.105%	04/29/19	$ 7,173,411
JPMorgan Chase Securities, Inc. Put - OTC - 10 year Interest Rate Swap Srike Price 3.955%
163,900,000	3.955	05/07/19	10,360,201
JP Morgan Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.955%
163,900,000	3.955	05/07/19	8,716,989
Morgan Stanley Capital Services, Inc. Put - OTC - 5 year Interest Rate Swap Strike Price 3.050%
362,700,000	3.050	03/07/16	10,978,893
Morgan Stanley Capital Services, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 3.050%
362,700,000	3.050	03/07/16	4,921,658
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.630%
300,200,000	3.630	02/16/16	6,151,218
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
125,800,000	3.652	02/22/16	2,547,035
Morgan Stanley Capital Services, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.640%
369,800,000	3.640	03/04/16	20,871,734
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.640%
369,800,000	3.640	03/04/16	7,873,412
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.620%
297,700,000	3.620	03/07/16	6,520,910
Morgan Stanley Capital Services, Inc. Put - OTC - 30 year Interet Rate Swap Strike Price 4.180%
55,200,000	4.180	04/02/19	7,842,419
Morgan Stanley Capital Services, Inc. Call - OTC - 30 year Interet Rate Swap Strike Price 4.180%
55,200,000	4.180	04/02/19	4,183,509

TOTAL OPTIONS PURCHASED			$ 338,740,014

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$22,746,980,823

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 7.0%
Repurchase Agreement – 7.0%
Citigroup Global Markets, Inc.
$350,000,000	1.135%	09/23/14	$ 350,000,000
Maturity Value: $ 352,063,493
Settlement Date: 03/20/14

Collateralized by various mortgage-backed obligations, 0.000% to 8391.320%, due 04/11/16 to 01/25/54, and various corporate obligations, 0.581% to 10.875%, due 10/22/14 to 12/22/35. The aggregate market value of the collateral, including accrued interest, was $ 416,209,552.

Joint Repurchase Agreement Account II(l)
697,400,000	0.102	07/01/14	697,400,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Repurchase Agreement – (continued)
Morgan Stanley
$100,000,000	1.131%	09/23/14	$ 100,000,000
Maturity Value: $ 100,587,492
Settlement Date: 03/20/14

Collateralized by various mortgage-backed obligations, 0.452% to 6.152%, due 03/25/15 to 12/10/49, various corporate obligations, 0.500% to 15.000%, due 06/01/16 to 11/01/37, various municipal debt obligations, 0.000% to 7.000%, due 09/01/18 to 08/01/45, various preferred stocks, 2.500% to 11.000%, and various equity securities. The aggregate market value of the collateral, including accrued interest, was $111,295,048.

Royal Bank of Scotland
525,000,000	1.152	12/06/14	525,000,000
Maturity Value: $528,141,600
Settlement Date: 03/20/14

Collateralized by various asset-backed obligations, 0.000% to 6.006%, due 12/15/16 to 10/25/50, various mortgage-backed obligations, 0.000% to 9.250%, due 02/02/17 to 12/15/53, various corporate obligations, 0.000% to 13.750%, due 09/26/14 to 12/31/49, and U.S Treasury Note, 0.375%, due 03/31/16. The aggregate market value of the collateral, including accrued interest, was $634,783,398.

TOTAL SHORT-TERM INVESTMENTS			$ 1,672,400,000

TOTAL INVESTMENTS – 101.4%			$24,419,380,823

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%			(328,566,429)

NET ASSETS – 100.0%			$24,090,814,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,613,521,278, which represents approximately 19.2% of net assets as of June 30, 2014.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Pay-in-kind securities.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $83,025,232 which represents approximately 0.3% of net assets as of June 30, 2014.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2014.

(i)	Guaranteed by a foreign government until maturity.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2014. Senior Term Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	CAD/CHF	09/17/14	$99,043,222	$528,129
	GBP/EUR	09/17/14	132,176,560	88,164
	ILS/USD	09/17/14	125,950,395	1,260,884
	INR/USD	09/05/14	132,367,171	1,817
	JPY/USD	09/17/14	374,380,025	1,466,025
	NZD/USD	09/17/14	65,113,852	488,609
	USD/HUF	09/17/14	124,037,867	1,823,541
	USD/INR	07/02/14	133,574,736	111,850
Barclays Bank PLC	CAD/CHF	09/17/14	148,865,381	491,646
	CNH/USD	09/17/14	646,959,222	2,313,222
	EUR/USD	09/17/14	131,577,999	1,017,623
	INR/USD	09/23/14	119,893,900	374,494
	JPY/USD	08/13/14	69,921,211	416,997
	MXN/USD	08/08/14	7,433,479	15,038
	USD/RUB	07/21/14	188,507,271	710,131
BNP Paribas SA	EUR/USD	09/17/14	131,614,981	1,526,705
	MYR/USD	08/05/14	315,487,495	6,813,805
	PLN/USD	09/17/14	53,292,315	15,886
Citibank NA	CNH/USD	09/05/14	134,735,881	1,081,837
	EUR/USD	09/17/14	561,018,367	5,817,586
	GBP/USD	07/24/14	89,472,112	2,021,030
	GBP/USD	09/17/14	262,686,404	4,776,454
	INR/USD	07/21/14	65,425,003	256,003
	INR/USD	09/23/14	120,544,915	70,881
	INR/USD	09/26/14	122,542,239	297,570
	NZD/USD	07/11/14	39,631,066	1,266,104
Credit Suisse International (London)	PLN/USD	09/17/14	53,948,256	103,657
	RUB/USD	07/09/14	131,295,467	2,797,467
	RUB/USD	07/21/14	133,604,833	3,266,833
	USD/RUB	07/09/14	65,220,887	347,113
	USD/SEK	09/17/14	316,730,962	1,207,507
Deutsche Bank AG (London)	BRL/USD	07/18/14	5,524,159	98,861
	CNH/USD	09/05/14	134,545,013	1,027,197
	CNH/USD	09/17/14	259,364,041	356,041
	INR/USD	08/08/14	257,125,460	891,561
	USD/TRY	09/17/14	9,420,290	132,710
HSBC Bank PLC	BRL/USD	07/07/14	66,599,234	2,636,234
	CAD/USD	08/11/14	33,290,511	438,943
	CNH/USD	07/11/14	266,390,438	2,420,559
	CNH/USD	09/17/14	24,303,044	103,044
	EUR/GBP	09/17/14	65,434,444	66,232
	EUR/NOK	09/17/14	65,199,945	729,449
	INR/USD	09/26/14	122,322,601	386,865
	MXN/USD	09/17/14	279,576,973	594,688
	RUB/USD	07/09/14	388,630,591	5,831,089
	TRY/USD	09/17/14	132,429,439	907,439
	USD/TRY	09/17/14	128,052,530	400,470
JPMorgan Securities, Inc.	EUR/NOK	09/17/14	108,817,223	114,069
	INR/USD	07/17/14	57,552,617	233,617
	JPY/USD	09/17/14	262,396,041	157,041
	USD/SEK	07/08/14	32,251,829	475,347

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley & Co. International PLC	BRL/USD	07/09/14	$264,603,944	$8,668,240
	BRL/USD	07/23/14	66,678,422	1,423,422
	CNH/USD	08/11/14	137,375,730	1,173,056
	EUR/USD	09/17/14	131,809,479	1,457,461
	USD/BRL	07/28/14	65,674,261	86,739
Royal Bank of Canada	BRL/USD	07/03/14	64,768,749	1,454,749
	BRL/USD	07/07/14	182,274,188	6,018,481
	EUR/USD	07/31/14	20,391,702	144,737
	MXN/USD	08/08/14	91,393,882	429,113
	USD/BRL	07/09/14	62,992,323	129,762
	USD/BRL	08/04/14	65,557,188	356,812
Standard Chartered Bank	MYR/USD	07/14/14	118,044,101	1,650,751
	MYR/USD	08/18/14	355,064,263	933,887
UBS AG (London)	BRL/USD	07/07/14	65,334,808	1,836,808
	INR/USD	09/26/14	122,682,666	437,997
Westpac Banking Corp.	INR/USD	09/23/14	122,426,742	162,272
	MYR/USD	08/05/14	61,657,197	505,887
	MYR/USD	08/06/14	174,002,413	1,830,194

TOTAL				$89,476,432

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CLP/USD	07/10/14	$63,819,437	$(429,563)
	EUR/CHF	09/17/14	59,114,194	(116,878)
	INR/USD	07/02/14	133,574,736	(2,507,264)
	PLN/EUR	09/17/14	74,066,813	(828,945)
	USD/ILS	09/17/14	106,321,553	(846,659)
Barclays Bank PLC	PLN/EUR	09/17/14	65,841,733	(726,055)
	USD/ILS	09/17/14	131,062,067	(1,099,181)
BNP Paribas SA	EUR/CHF	09/17/14	132,159,541	(296,644)
	PLN/EUR	09/17/14	71,611,652	(222,052)
	USD/BRL	07/07/14	65,781,546	(1,262,546)
	USD/CHF	09/17/14	239,763,653	(3,487,602)
	USD/EUR	09/17/14	248,575,485	(101,863)
	USD/JPY	09/17/14	207,552,137	(2,020,914)
	USD/NZD	09/17/14	129,689,790	(3,727,803)
Citibank NA	USD/BRL	07/09/14	65,478,302	(959,302)
	USD/CAD	09/17/14	247,547,234	(5,718,724)
	USD/CHF	09/17/14	243,462,549	(3,194,076)
	USD/JPY	08/13/14	63,321,438	(359,407)
	USD/MYR	08/05/14	188,213,044	(1,989,710)
	USD/SGD	09/17/14	159,425,071	(393,732)
Credit Suisse International (London)	CLP/USD	07/14/14	60,927,393	(172,779)
	JPY/CHF	09/17/14	109,421,758	(128,544)
	RUB/USD	07/21/14	62,425,283	(355,122)
	USD/CHF	09/17/14	214,302,742	(3,046,773)
	USD/MYR	08/18/14	65,361,094	(103,094)
	USD/RUB	07/09/14	65,498,201	(979,201)
	USD/RUB	07/21/14	132,597,961	(1,883,961)
Deutsche Bank AG	PLN/EUR	09/17/14	457,015,432	(5,312,015)
	TRY/USD	09/17/14	9,421,622	(131,378)
	USD/AUD	09/17/14	211,116,631	(1,810,827)
	USD/EUR	07/31/14	274,514,749	(3,241,386)
	USD/GBP	07/24/14	114,318,810	(2,576,130)
	USD/GBP	09/17/14	264,045,363	(2,024,840)
	USD/ILS	09/17/14	211,401,458	(1,654,828)
	USD/JPY	09/17/14	211,220,489	(1,503,023)
	USD/MXN	09/17/14	65,425,224	(167,224)
	USD/MYR	07/30/14	122,454,165	(595,165)
	USD/THB	07/14/14	50,248,942	(104,373)
	USD/THB	08/08/14	164,770,880	(247,668)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

HSBC Bank PLC	PLN/USD	09/17/14	$54,784,022	$(39,072)
	USD/ILS	09/17/14	90,606,353	(741,201)
	USD/MXN	08/08/14	392,661,200	(2,780,185)
	USD/MYR	07/14/14	121,361,704	(196,704)
	USD/SGD	09/17/14	164,268,306	(511,157)
	USD/TWD	07/25/14	123,245,358	(1,036,054)
JPMorgan Securities, Inc.	INR/USD	07/17/14	72,797,870	(331,989)
	MXN/USD	09/17/14	283,792,856	(130,535)
	NOK/EUR	09/17/14	455,713,276	(9,801,271)
	PLN/USD	09/17/14	53,151,021	(9,145)
	TRY/USD	09/17/14	122,626,454	(581,546)
	USD/AUD	09/17/14	211,116,631	(1,799,570)
	USD/ILS	09/17/14	90,425,732	(612,579)
	USD/MXN	09/17/14	65,545,602	(287,602)
	USD/RUB	07/09/14	63,147,645	(58,645)
Morgan Stanley & Co. International PLC	MXN/USD	09/17/14	291,970,048	(846,280)
	USD/BRL	07/09/14	132,411,109	(2,290,684)
	USD/BRL	07/18/14	186,301,788	(3,139,788)
	USD/EUR	07/31/14	1,451,818,820	(16,146,110)
	USD/EUR	09/17/14	909,640,455	(4,611,069)
	USD/RUB	07/09/14	65,715,378	(963,378)
Royal Bank of Canada	USD/BRL	07/07/14	183,610,827	(3,963,346)
	USD/CAD	09/17/14	269,667,018	(6,137,018)
	USD/MXN	08/08/14	115,658,381	(615,630)
	USD/SGD	09/17/14	159,442,757	(293,189)
Royal Bank of Scotland PLC	TRY/USD	09/17/14	318,231,215	(2,483,637)
	USD/CHF	09/17/14	242,156,888	(3,391,786)
	USD/GBP	09/17/14	265,027,072	(2,446,422)
	USD/MXN	08/08/14	392,661,200	(3,065,627)
	USD/TRY	09/17/14	312,478,527	(2,915,527)
Standard Chartered Bank	INR/USD	08/01/14	105,101,345	(94,655)
	USD/TWD	08/22/14	110,368,859	(677,062)
State Street Bank (London)	EUR/GBP	09/17/14	66,173,480	(382,426)
	NOK/EUR	09/17/14	129,819,297	(4,505,451)
	USD/CHF	09/17/14	243,048,580	(3,270,086)
	USD/EUR	09/17/14	131,214,025	(536,971)
	USD/JPY	09/17/14	475,413,615	(4,055,794)
	USD/MXN	09/17/14	127,113,514	(361,514)
UBS AG (London)	BRL/USD	07/28/14	64,263,869	(7,497)
	USD/BRL	07/03/14	64,768,749	(56,034)
	USD/BRL	07/18/14	157,301,049	(2,472,919)
	USD/BRL	07/23/14	64,823,048	(823,048)
	USD/CHF	09/17/14	242,420,786	(3,661,656)
	USD/JPY	09/17/14	205,369,532	(1,440,190)
	USD/NZD	09/17/14	129,689,790	(3,818,827)
	USD/TWD	08/01/14	114,324,104	(449,811)
Westpac Banking Corp.	USD/AUD	09/17/14	478,873,038	(4,421,010)
	USD/EUR	07/31/14	555,398,399	(3,249,440)
	USD/NZD	09/17/14	209,470,705	(248,667)
	USD/SGD	09/17/14	161,101,616	(487,820)
	USD/TWD	07/17/14	159,921,733	(758,281)

TOTAL				$(164,333,156)

FORWARD SALES CONTRACTS — At June 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(f)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $145,415,156)	3.000%	TBA-30yr	07/14/14	$(149,000,000)	$(147,207,351)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(23,245)	September 2016	$(5,711,587,063)	$(9,371,167)
Eurodollars	(42,835)	December 2016	(10,497,252,188)	(28,431,384)
Eurodollars	(28,269)	March 2017	(6,912,830,588)	(9,924,795)
Eurodollars	(21,378)	June 2017	(5,217,033,675)	(4,732,421)
French 10 Year Government Bonds	(5,648)	September 2014	(1,086,832,042)	(7,220,738)
Italian 10 Year Government Bonds	150	September 2014	25,916,747	488,371
Ultra Long U.S. Treasury Bonds	(9,135)	September 2014	(1,369,679,062)	(1,957,453)
2 Year U.S. Treasury Notes	1,234	September 2014	270,978,688	364,257
5 Year U.S. Treasury Notes	(17,233)	September 2014	(2,058,670,345)	2,910,820
10 Year U.S. Treasury Notes	1,968	September 2014	246,338,250	44,393
20 Year U.S. Treasury Bonds	10,421	September 2014	1,429,630,938	2,388,127

TOTAL				$(55,441,990)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	KRW	62,976,210		07/25/23	3 month KWCDC	3.352%	$—	$(1,995,536)
	MYR	106,220	(a)	09/18/23	3 month KLIBOR	4.945	—	(97,031)
		204,060	(a)	09/19/23	3 month KLIBOR	4.680	—	444,306
		76,770	(a)	11/01/23	4.780%	3 month KLIBOR	—	(91,438)
	KRW	12,749,890		11/27/23	3 month KWCDC	3.450	—	(500,689)
		30,608,550		12/13/23	3 month KWCDC	3.488	—	(1,287,032)
		12,039,840		01/16/24	3 month KWCDC	3.445	—	(480,827)
Barclays Bank PLC		16,826,730		05/10/23	3 month KWCDC	2.735	—	289,041
		19,262,500		05/20/23	3 month KWCDC	2.830	—	190,252
		19,262,500		05/20/23	3 month KWCDC	2.840	—	175,108
		6,800,000		08/09/23	3 month KWCDC	3.440	—	(261,963)
	MYR	31,310		08/14/23	3 month KLIBOR	4.485	—	(59,135)
	MXN	193,210		11/05/32	6.747	Mexico Interbank TIIE 28 Days	(2,174)	(170,059)
Citibank NA	MYR	112,250		09/17/18	3 month KLIBOR	3.830	—	234,845
		42,800		09/24/18	3 month KLIBOR	3.785	—	114,720
		169,560		11/19/18	3 month KLIBOR	3.915	—	199,787
		51,130		11/21/18	3 month KLIBOR	3.960	—	32,740
	KRW	98,915,810		08/08/23	3 month KWCDC	3.450	—	(3,890,003)
		8,854,260		08/16/23	3 month KWCDC	3.485	—	(372,015)
	MYR	84,950	(a)	11/12/23	4.990	3 month KLIBOR	—	101,296
		36,600		11/15/23	3 month KLIBOR	4.450	—	(25,447)
		219,660	(a)	11/15/23	5.040	3 month KLIBOR	—	386,545
	KRW	30,360,000		12/18/23	3 month KWCDC	3.420	—	(1,105,524)
		28,266,470		01/07/24	3 month KWCDC	3.471	—	(1,197,749)
		19,358,680		01/10/24	3 month KWCDC	3.475	—	(824,408)
Credit Suisse International (London)	CAD	8,810	(a)	12/20/22	3.000	6 month CDOR	(378,531)	342,748
Deutsche Bank Securities, Inc.	BRL	349,950		01/02/17	12.398	1 month Brazilian Interbank Deposit Average	—	3,298,251
	KRW	55,677,880		03/03/17	2.850	3 month KWCDC	—	266,102
	MYR	50,380		11/14/18	3 month KLIBOR	3.880	—	79,786
		477,120		03/12/19	3 month KLIBOR	4.027	—	140,299
	KRW	19,262,510		05/15/23	3 month KWCDC	2.815	—	211,327
	MYR	26,840		08/14/23	3 month KLIBOR	4.490	—	(55,114)
	KRW	52,965,990		08/26/23	3 month KWCDC	3.588	—	(2,653,925)
		26,410,690		09/06/23	3 month KWCDC	3.570	—	(1,280,233)
	MYR	112,770		09/13/23	3 month KLIBOR	3.920	—	108,236
		194,330	(a)	11/13/23	5.075	3 month KLIBOR	—	422,172
	KRW	31,522,520		11/14/23	3 month KWCDC	3.415	—	(1,154,230)
		39,978,650		11/22/23	3 month KWCDC	3.473	—	(1,648,940)
		71,090,000		12/17/23	3 month KWCDC	3.456	—	(2,799,814)
		22,540,310		01/08/24	3 month KWCDC	3.470	—	(951,199)
		20,035,410		01/14/24	3 month KWCDC	3.433	—	(779,790)
		36,381,130		01/22/24	3 month KWCDC	3.470	—	(1,525,565)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

JPMorgan Securities, Inc.	KRW	230,094,560		03/05/17	2.889%	3 month KWCDC	$—	$1,333,759
	MYR	113,040		11/26/18	3 month KLIBOR	3.955%	—	84,006
		254,240		12/11/18	3 month KLIBOR	3.972	—	160,471
	KRW	26,509,370		08/13/23	3 month KWCDC	3.415	—	(966,394)
	MYR	34,420		08/15/23	3 month KLIBOR	4.520	—	(92,864)
	KRW	11,159,200		08/19/23	3 month KWCDC	3.563	—	(538,166)
	MYR	64,380		09/26/23	3 month KLIBOR	4.330	—	150,559
	KRW	31,495,660		10/31/23	3 month KWCDC	3.230	—	(683,563)
		62,836,430		11/06/23	3 month KWCDC	3.320	—	(1,817,252)
		18,223,710		11/13/23	3 month KWCDC	3.415	—	(667,534)
		12,906,270		12/23/23	3 month KWCDC	3.470	—	(521,972)
		45,184,500		01/07/24	3 month KWCDC	3.471	—	(1,910,920)
		20,648,340		01/13/24	3 month KWCDC	3.465	—	(860,340)
		34,996,240		01/15/24	3 month KWCDC	3.445	—	(1,398,272)
		38,722,640		01/16/24	3 month KWCDC	3.457	—	(1,584,566)
		54,917,425		01/17/24	3 month KWCDC	3.440	—	(2,169,054)
		25,805,850		01/27/24	3 month KWCDC	3.383	—	(889,633)
		8,900,000		12/18/28	3 month KWCDC	3.495	—	(442,535)
Morgan Stanley & Co. International PLC	MYR	67,180		11/20/18	3 month KLIBOR	3.934	—	65,089
	KRW	36,546,310		06/27/23	3 month KWCDC	3.413	—	(1,287,463)
		8,653,900		08/16/23	3 month KWCDC	3.485	—	(363,597)
	MYR	198,250	(a)	09/19/23	3 month KLIBOR	4.699	—	388,369
		116,840	(a)	09/20/23	3 month KLIBOR	4.802	—	88,978
	KRW	24,219,470		01/09/24	3 month KWCDC	3.455	—	(990,835)
		13,384,100		01/20/24	3 month KWCDC	3.440	—	(527,667)

TOTAL							$(380,705)	$(33,611,501)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014. CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

		$5,100		02/15/15	3 month LIBOR	1.414%	$(21,861)	$(40,765)
	JPY	331,493,460	(a)	08/21/16	6 month JYOR	0.420	(2,828,959)	(10,194,852)
		$1,780,500	(a)	09/17/16	3 month LIBOR	1.000	(8,833,682)	(1,512,804)
		1,033,700	(a)	02/01/17	3 month LIBOR	1.625	242,390	(2,179,234)
	GBP	141,210	(a)	03/05/17	6 month GBP	1.660	132,385	907,846
		$121,500	(a)	10/28/17	1.450%	3 month LIBOR	(1,489,782)	1,028,106
	PLN	132,325		12/10/18	6 month WIBOR	3.817	192	(2,604,443)
		132,325		12/10/18	6 month WIBOR	3.820	192	(2,609,597)
		121,475		12/10/18	6 month WIBOR	3.844	176	(2,441,048)
		36,290		03/10/19	6 month WIBOR	3.565	57	(384,942)
		18,280		03/10/19	6 month WIBOR	3.570	28	(195,319)
		285,790		06/17/19	6 month WIBOR	3.045	466	(508,636)
	EUR	127,140		06/18/19	6 month EURO	1.250	(3,625,427)	(1,606,180)
		1,223,750	(a)	09/17/19	1.500	6 month EURO	52,359,093	13,958,337
	GBP	1,025,540	(a)	09/17/19	2.250	6 month GBP	3,045,853	(5,979,868)
		$6,346,845	(a)	09/17/19	3 month LIBOR	2.250	(100,444,546)	(31,574,272)
	SEK	10,483,670	(a)	09/17/19	3 month STIBOR	1.750	(14,949,945)	(10,889,288)
	NZD	2,028,090	(a)	09/17/19	4.500	3 month NZDOR	(1,216,847)	(11,326,837)
	AUD	1,143,300	(a)	09/17/19	6 month AUDOR	3.750	(10,382,266)	(4,786,779)
	GBP	568,380	(a)	02/05/21	2.840	6 month GBP	(988,280)	353,965
		$3,407,100	(a)	09/17/21	3 month LIBOR	2.750	(77,085,766)	(30,693,754)
	JPY	322,906,330	(a)	09/17/21	6 month JYOR	0.500	705,868	(10,801,213)
		466,640,790	(a)	02/12/22	1.080	6 month JYOR	3,481,760	27,598,300
	GBP	197,550	(a)	03/05/22	2.780	6 month GBP	(1,226,029)	1,986,725
	NOK	486,640	(a)	12/20/22	3 month NIBOR	4.000	(393,042)	(2,329,186)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	PLN	76,910		11/28/23	6 month WIBOR	4.163%	$186	$(2,298,874)
		69,150		12/09/23	6 month WIBOR	4.320	170	(2,373,035)
		94,700		12/11/23	6 month WIBOR	4.287	235	(3,157,460)
	JPY	12,028,570	(a)	12/19/23	1.250%	6 month JYOR	683,288	567,146
	SEK	1,020,020	(a)	12/19/23	3 month STIBOR	3.500	(1,631,148)	(3,236,852)
	GBP	428,630	(a)	12/19/23	3.750	6 month GBP	8,670,516	2,178,283
	CAD	303,710	(a)	12/19/23	4.000	6 month CDOR	7,028,715	720,138
		$586,160	(a)	12/19/23	4.500	3 month LIBOR	19,904,187	3,353,235
	NZD	58,830	(a)	12/19/23	5.750	3 month NZDOR	(283,756)	1,246,050
	AUD	600,970	(a)	12/19/23	6 month AUDOR	5.500	(17,136,200)	(2,910,092)
	CHF	313,590	(a)	12/19/23	6 month CHFOR	2.500	(11,051,702)	(4,552,187)
	EUR	912,135	(a)	12/19/23	6 month EURO	3.250	(59,527,041)	(7,097,034)
		$3,047,800	(a)	01/30/24	4.252	3 month LIBOR	14,782,843	70,636,934
		511,050	(a)	03/20/24	4.250	3 month LIBOR	6,332,040	7,326,844
	GBP	375,160	(a)	03/20/24	6 month GBP	3.750	(5,231,707)	(3,326,225)
		$235,290	(a)	04/04/24	4.000	3 month LIBOR	(1,215,665)	4,919,883
	PLN	88,610		05/06/24	6 month WIBOR	3.900	230	(1,417,933)
		132,210		05/06/24	6 month WIBOR	3.925	344	(2,210,591)
		149,790		05/08/24	6 month WIBOR	3.945	392	(2,597,064)
		147,230	(a)	05/20/24	6 month WIBOR	4.095	241	(484,000)
	SEK	1,745,190	(a)	09/17/24	2.500	3 month STIBOR	6,440,346	2,780,766
	CAD	1,259,370	(a)	09/17/24	2.750	6 month CDOR	1,391,980	949,842
		$2,058,320	(a)	09/17/24	3 month LIBOR	3.250	(83,088,039)	(20,483,330)
	AUD	228,640	(a)	09/17/24	4.500	6 month AUDOR	5,604,282	2,146,028
	NZD	363,560	(a)	09/17/24	5.000	3 month NZDOR	3,053,345	(1,498,312)
	EUR	180,890	(a)	09/17/24	6 month EURO	2.250	(14,634,780)	(3,501,232)
	GBP	938,240	(a)	09/17/24	6 month GBP	3.000	(26,655,816)	5,039,832
	JPY	150,491,690	(a)	09/17/24	6 month JYOR	0.750	4,747,213	(6,810,467)
		370,350,040	(a)	02/14/25	6 month JYOR	1.720	1,268,177	(25,073,234)
	GBP	126,690	(a)	03/05/25	6 month GBP	3.100	1,278,679	(3,380,332)
	JPY	44,523,270	(a)	05/09/25	6 month JYOR	1.650	4,669,886	(6,042,876)
		$153,000	(a)	05/24/26	3.150	3 month LIBOR	1,224	(1,989,046)
	JPY	27,115,470	(a)	05/09/27	1.880	6 month JYOR	(4,070,551)	5,878,686
		$1,868,600	(a)	09/17/29	3 month LIBOR	3.750	(133,907,515)	(25,266,186)
	GBP	360,480	(a)	02/05/36	6 month GBP	3.500	3,048,382	(8,707,315)
		$1,012,000	(a)	01/30/39	3 month LIBOR	4.370	(11,749,104)	(60,191,446)
		1,050,200	(a)	09/17/44	3 month LIBOR	4.000	(114,249,310)	(23,419,307)

TOTAL							$(559,043,405)	$(201,106,501)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

							Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
Bank of America Securities LLC	People’s Republic of China, 4.25%, 10/28/2014		$13,180	(1.000)%	03/20/19	0.685%	$(23,538)	$(170,830)
			31,200	(1.000)	06/20/19	0.731	(191,190)	(221,166)
Barclays Bank PLC			98,670	(1.000)	03/20/19	0.685	(312,482)	(1,142,619)
Citibank NA			518,290	(1.000)	03/20/19	0.685	(2,428,907)	(5,214,398)
			1,291,770	(1.000)	06/20/19	0.731	(7,227,539)	(9,845,210)
JPMorgan Securities, Inc.			66,660	(1.000)	03/20/19	0.685	(296,393)	(686,652)
			59,660	(1.000)	06/20/19	0.731	(363,118)	(425,382)
Protection Sold:
Bank of America Securities LLC	CDX North America Investment Grade Index 16		31,800	1.000	06/20/16	0.200	17,898	497,477
Credit Suisse International (London)	Koninklijke KPN NV, 3.750%, 02/04/19	EUR	17,800	1.000	06/20/19	0.857	(174,286)	351,171
Morgan Stanley & Co. International PLC	Avon Products, 6.500%, 03/01/19		$28,350	1.000	12/20/18	1.999	(1,264,607)	71,453
Morgan Stanley Capital Services, Inc.	CDX North America Investment Grade Index 16		25,625	1.000	06/20/16	0.200	13,787	401,511

TOTAL							$(12,250,375)	$(16,384,645)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation	Notional Amount (000s)		Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
CDX North America Investment Grade Index 21		$332,175	(1.000)%	12/20/18	0.506%	$(5,398,826)	$(1,833,771)
CDX North America Investment Grade Index 22		81,275	(1.000)	06/20/24	0.475	1,094,115	(1,292,837)
Protection Sold:
iTraxx Europe Index Series 20	EUR	238,725	1.000	12/20/18	0.549	4,260,740	2,328,978
CDX North America High Yield Index 22		$237,900	1.000	06/20/19	3.027	19,906,377	1,146,863

TOTAL						$19,862,406	$349,233

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

					Market Value
Counterparty	Notional Amount (000s)	Reference Security	Termination Date	Financing Fee#	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	$11,555	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	$10,623	$(26,185)
Barclays Bank PLC	34,718	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	79,291	123,820
Citibank NA	55,969	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	171,501	(182,987)
Credit Suisse International (London)	112,882	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	200,293	(352,330)
	13,581	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	33,126	(35,913)
	72,583	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	109,027	315,609
Deutsche Bank Securities, Inc.	25,889	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 5.000%, Series 10	01/12/41	One month LIBOR	256,379	(346,891)
	369,916	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	(206,375)	2,370,501
JPMorgan Securities, Inc.	312,870	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 3.000%, Series 12	01/12/43	One month LIBOR	689,896	(1,111,289)
	55,379	Markit IOS Fannie-Mae Index, 30 yr Fixed Rate, 5.000%, Series 10	01/12/41	One month LIBOR	347,294	(540,910)
	47,679	Markit MBX Fannie-Mae Index, 30 yr Fixed Rate, 6.500%, Series 67	01/12/38	One month LIBOR	217,030	61,908
	43,235	Markit MBX Ginnie-Mae Index, 30 yr Fixed Rate, 4.500%, Series 10	01/12/41	One month LIBOR	120,643	(463,051)

TOTAL					$2,028,728	$(187,718)

#	The Fund receives monthly coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$24,037,587,400

Gross unrealized gain	534,002,307
Gross unrealized loss	(152,208,884)

Net unrealized security gain	$381,793,423

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – 69.4%
Australian Dollar – 2.6%
Commonwealth of Australia
AUD	110,000	4.750%	10/21/15	$ 106,730
	100,000	5.250	03/15/19	103,718
	100,000	5.500	04/21/23	108,789

				319,237

Brazilian Real – 3.6%
Brazil Letras do Tesouro Nacional(a)
BRL	235,000	0.000	01/01/15	100,750
	357,000	0.000	01/01/16	137,369
Brazil Notas do Tesouro Nacional
	63,595	6.000	08/15/22	28,969
	393,798	6.000	08/15/50	174,468

				441,556

British Pound – 4.9%
United Kingdom Treasury
GBP	190,000	2.000	01/22/16	330,840
	20,000	4.750	03/07/20	39,051
	50,000	1.750	09/07/22	80,538
	80,000	3.750	07/22/52	147,466

				597,895

Canadian Dollar – 2.3%
Government of Canada
CAD	100,000	3.750	06/01/19	103,410
	110,000	1.500	06/01/23	97,868
	40,000	5.750	06/01/33	54,492
	20,000	4.000	06/01/41	22,987

				278,757

Colombian Peso – 3.0%
Republic of Colombia
COP	328,600,000	8.000	10/28/15	181,530
	22,700,000	11.000	07/24/20	14,875
	253,400,000	7.000	05/04/22	138,487
	17,900,000	7.500	08/26/26	9,958
	47,500,000	6.000	04/28/28	22,917

				367,767

Czech Koruna – 0.2%
Czech Republic Government Bond
CZK	300,000	3.850	09/29/21	17,840

Danish Krone – 0.7%
Kingdom of Denmark
DKK	300,000	3.000	11/15/21	63,252
	80,000	4.500	11/15/39	21,123

				84,375

Euro – 23.0%
Federal Republic of Germany
EUR	170,000	1.500	02/15/23	241,694
	70,000	4.000	01/04/37	127,722
	30,000	2.500	07/04/44	44,040
Government of Finland(b)
	20,000	1.625	09/15/22	28,323

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Euro – (continued)
Government of France
EUR	110,000	1.000%		05/25/18	$ 154,462
	60,000	4.500		04/25/41	111,824
Hellenic Republic Government Bond(c)
	40,000	1.015		08/10/14	54,004
Italy Buoni Poliennali Del Tesoro(b)
	20,000	4.750		09/01/44	31,221
Kingdom of Belgium
	20,000	3.500	(b)	06/28/17	30,046
	30,000	3.000		09/28/19	46,025
	6,000	4.000		03/28/32	10,060
Kingdom of The Netherlands
	100,000	3.750	(b)	07/15/14	137,081
	50,000	4.500	(b)	07/15/17	77,385
	120,000	2.250	(b)	07/15/22	178,398
	40,000	1.500		05/15/23	56,733
	80,000	1.750		02/15/24	114,940
Republic of Argentina(c)
	30,000	0.000		12/15/35	3,204
	$488,000	0.000		12/15/35	39,528
Republic of Austria(b)
EUR	30,000	4.300		09/15/17	46,432
	30,000	3.400		11/22/22	48,206
	5,000	3.150		06/20/44	8,036
Republic of Italy
	100,000	3.750		08/01/15	141,756
	150,271	2.150		11/12/17	213,894
	70,000	5.500		11/01/22	117,560
	200,000	4.500		05/01/23	314,972
	12,000	5.750		02/01/33	21,276
Spain Government Bond
	20,000	4.500		01/31/18	30,779
	90,000	3.750		10/31/18	136,500
	30,000	5.400	(b)	01/31/23	50,487
	55,000	4.400	(b)	10/31/23	86,482
	60,000	3.800	(b)	04/30/24	90,038
	30,000	5.150	(b)	10/31/44	49,526

					2,842,634

Hungarian Forint – 0.9%
Hungary Government Bond
HUF	3,020,000	6.500		06/24/19	15,232
	6,830,000	7.000		06/24/22	35,964
	3,950,000	6.000		11/24/23	19,743
	9,220,000	5.500		06/24/25	44,455

					115,394

Indonesian Rupiah – 0.4%
Indonesia Government Bond
IDR	630,000,000	8.375		03/15/24	53,727

Israeli Shekel – 0.4%
Israel Government Bond
ILS	140,000	5.500		01/31/22	49,495

Japanese Yen – 5.5%
Government of Japan
JPY	16,000,000	0.400		06/20/16	158,923
	31,950,000	0.100		03/20/18	315,134
	15,600,000	1.700		06/20/33	163,021
	4,500,000	1.900		09/20/42	46,889

					683,967

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Malaysian Ringgit – 1.7%
Malaysia Government Bond
MYR	140,000	3.434%		08/15/14	$ 43,617
	130,000	3.654		10/31/19	40,320
	10,000	3.889		07/31/20	3,110
	80,000	4.048		09/30/21	25,081
	10,000	3.418		08/15/22	2,983
	50,000	3.480		03/15/23	14,927
	260,000	4.181		07/15/24	81,826

					211,864

Mexican Peso – 4.6%
United Mexican States
MXN	295,110	0.000	(a)	09/25/14	22,594
	1,774,020	0.000	(a)	10/16/14	135,572
	1,582,130	0.000	(a)	12/11/14	120,332
	215,710	0.000	(a)	12/24/14	16,386
	640,363	5.000		06/16/16	54,176
	119,400	6.250		06/16/16	9,712
	11,400	7.250		12/15/16	954
	85,690	3.500		12/14/17	7,248
	591,800	4.750		06/14/18	46,154
	481,200	6.500		06/10/21	39,760
	159,500	8.000		12/07/23	14,400
	184,000	7.500		06/03/27	16,119
	256,600	8.500		05/31/29	24,228
	570,100	10.000		11/20/36	61,311
	32,300	8.500		11/18/38	3,038

					571,984

Norwegian Krone – 1.7%
Kingdom of Norway
NOK	400,000	5.000		05/15/15	67,267
	200,000	4.250		05/19/17	35,154
	400,000	4.500		05/22/19	73,570
	220,000	2.000		05/24/23	34,847

					210,838

Peruvian Nuevo Sol – 0.0%
Republic of Peru
PEN	2,000	6.900		08/12/37	746

Polish Zloty – 1.6%
Poland Government Bond
PLN	60,000	5.500		10/25/19	22,077
	210,000	5.250		10/25/20	77,205
	74,000	5.750		10/25/21	28,199
	70,000	5.750		09/23/22	26,911
	110,000	4.000		10/25/23	37,712
	30,000	3.250		07/25/25	9,551

					201,655

Russian Ruble – 4.3%
Russian Federation Bond
RUB	30,000	7.500		02/27/19	864
	270,000	7.600		04/14/21	7,723
	9,380,000	7.600		07/20/22	266,240
	1,280,000	7.000		01/25/23	34,953
	2,070,000	7.000		08/16/23	56,297
	1,700,000	8.150		02/03/27	49,136
	4,560,000	7.050		01/19/28	119,521

					534,734

Principal Amount		Interest Rate	Maturity Date	Value
Foreign Sovereign Debt Obligations – (continued)
Singapore Dollar – 0.5%
Republic of Singapore
SGD	75,000	3.125%	09/01/22	$ 64,408

South African Rand – 1.5%
Republic of South Africa
ZAR	242,000	7.250	01/15/20	22,198
	910,000	6.750	03/31/21	80,166
	260,000	7.750	02/28/23	23,804
	560,000	8.000	01/31/30	49,003
	160,000	8.750	02/28/48	14,497

				189,668

Swedish Krona – 2.2%
Kingdom of Sweden
SEK	700,000	3.000	07/12/16	110,120
	670,000	3.500	06/01/22	115,098
	180,000	1.500	11/13/23	26,432
	100,000	3.500	03/30/39	17,784

				269,434

Swiss Franc – 1.7%
Swiss Confederation
CHF	60,000	3.000	01/08/18	74,675
	70,000	2.000	05/25/22	88,511
	30,000	3.500	04/08/33	46,353

				209,539

Thai Baht – 0.6%
Thailand Government Bond
THB	230,000	3.875	06/13/19	7,313
	644,118	1.200	07/14/21	19,141
	250,000	3.650	12/17/21	7,732
	590,000	3.625	06/16/23	18,034
	206,046	1.250	03/12/28	5,660
	300,000	3.775	06/25/32	8,864

				66,744

Turkish Lira – 1.5%
Turkey Government Bond
TRY	300,000	6.500	01/07/15	140,293
	90,000	8.300	06/20/18	42,429
	10,000	7.100	03/08/23	4,251

				186,973

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS				$ 8,571,231

Government Guarantee Obligation(d) – 3.4%
Kreditanstalt fuer Wiederaufbau
EUR	300,000	0.875%	06/25/18	$ 419,061

U.S. Treasury Obligations – 23.3%
United States Treasury Bill(a)
	$1,050,000	0.000%	10/16/14	$ 1,049,866
United States Treasury Bonds
	620,000	5.500 (e)	08/15/28	811,133
	130,000	6.250	05/15/30	184,742
	20,000	2.750	11/15/42	17,856

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – (continued)
United States Treasury Inflation Protected Securities
$54,182	1.125%	01/15/21	$ 58,728
40,744	0.375	07/15/23	41,559
111,751	0.625	01/15/24	115,855
20,342	1.375	02/15/44	22,411
United States Treasury Note
570,000	1.500	06/30/16	581,765

TOTAL U.S. TREASURY OBLIGATIONS			$ 2,883,915

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$11,874,207

Short-term Investment(f) – 3.2%
Repurchase Agreement – 3.2%
Joint Repurchase Agreement Account II
$400,000	0.102%	07/01/14	$ 400,000

TOTAL INVESTMENTS – 99.3%			$12,274,207

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			89,182

NET ASSETS – 100.0%			$12,363,389

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $861,661, which represents approximately 7.0% of net assets as of June 30, 2014.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(d)	Guaranteed by a foreign government until maturity.

(e)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(f)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombian Peso
CZK	— Czech Koruna
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BUBOR	— Budapest Interbank Offered Rate
CDOR	— Canadian Dollar Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
STIBOR	— Stockholm Interbank Offered Rate
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Bank of America Securities LLC	CAD/CHF	09/17/14	$36,783	$196
	GBP/EUR	09/17/14	52,049	35
	ILS/USD	09/17/14	50,028	501
	INR/USD	09/05/14	62,841	1
	JPY/USD	09/17/14	155,609	609
	KRW/USD	07/25/14	433,880	13,565
	NZD/USD	09/17/14	26,073	195
	USD/HUF	09/17/14	50,896	748
	USD/INR	07/02/14	50,060	42
	USD/RUB	07/18/14	10,840	68
Barclays Bank PLC	CAD/CHF	09/17/14	55,286	183
	CNH/USD	09/17/14	258,925	925
	EUR/USD	09/17/14	52,049	403
	HUF/USD	08/07/14	17,828	73
	INR/USD	09/23/14	49,185	154
	JPY/USD	08/13/14	109,182	651
	MYR/USD	08/05/14	131,949	842
BNP Paribas SA	EUR/USD	09/17/14	52,049	604
	MYR/USD	07/25/14	37,501	835
	PLN/USD	09/17/14	21,098	6
Citibank NA (London)	CNH/USD	09/05/14	56,620	454
	EUR/USD	09/17/14	228,993	2,376
	GBP/USD	09/17/14	98,784	1,796
	INR/USD	07/21/14	26,102	102
	INR/USD	09/23/14	49,265	29
	INR/USD	09/26/14	50,081	121
	RUB/USD	07/09/14	183,287	2,808
	USD/SEK	09/17/14	124,550	419
Credit Suisse International (London)	DKK/USD	08/11/14	27,535	124
	PLN/USD	09/17/14	21,358	41
	RUB/USD	07/09/14	52,110	1,110
	RUB/USD	07/18/14	26,973	1,692
	RUB/USD	07/21/14	53,303	1,303
	USD/RUB	07/09/14	25,862	138
Deutsche Bank AG (London)	BRL/USD	07/18/14	106,448	2,775
	CNH/USD	09/05/14	56,540	432
	CNH/USD	09/17/14	103,142	142
	EUR/USD	07/31/14	33,954	218
	ILS/USD	08/07/14	14,277	77
	MYR/USD	08/18/14	97,214	136
	PHP/USD	07/25/14	80,911	281
	THB/USD	09/22/14	39,971	2
	USD/TRY	09/17/14	3,944	56
HSBC Bank PLC	BRL/USD	07/07/14	27,072	1,072
	CNH/USD	07/11/14	111,946	1,017
	COP/USD	07/18/14	23,419	738
	EUR/GBP	09/17/14	25,998	26
	EUR/NOK	09/17/14	25,736	288
	HKD/USD	07/11/14	196,946	13
	INR/USD	09/26/14	49,992	158
	MXN/USD	09/17/14	113,204	241
	RUB/USD	07/18/14	220,483	13,934
	TRY/USD	09/17/14	52,359	359
	TWD/USD	07/25/14	330,999	4,237

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC (continued)	USD/MYR	07/25/14	$65,772	$91
	USD/RUB	07/21/14	78,673	228
	USD/TRY	09/17/14	51,838	162
JPMorgan Securities, Inc.	EUR/NOK	09/17/14	51,994	55
	INR/USD	07/17/14	23,094	94
	JPY/USD	09/17/14	104,062	62
	SGD/USD	07/25/14	110,500	298
	USD/SEK	07/08/14	80,428	1,186
Morgan Stanley & Co. International PLC	BRL/USD	07/09/14	105,629	3,460
	BRL/USD	07/23/14	26,567	567
	CNH/USD	08/11/14	57,730	493
	EUR/USD	09/17/14	52,049	576
	USD/BRL	07/28/14	25,966	34
Royal Bank of Canada	BRL/USD	07/03/14	26,597	597
	BRL/USD	07/07/14	78,530	2,590
	MXN/USD	08/08/14	97,413	457
	USD/BRL	07/09/14	26,290	54
	USD/BRL	08/04/14	25,859	141
Royal Bank of Scotland PLC	INR/USD	08/08/14	107,599	400
Standard Chartered Bank	MYR/USD	07/14/14	50,919	712
	USD/ZAR	08/08/14	12,893	9
State Street Bank and Trust	JPY/USD	08/13/14	28,360	230
UBS AG (London)	BRL/USD	07/07/14	26,752	752
	INR/USD	09/26/14	50,139	179
Westpac Banking Corp.	CHF/USD	08/07/14	60,026	777
	INR/USD	09/23/14	50,034	66
	MYR/USD	08/05/14	25,613	211
	MYR/USD	08/06/14	104,081	1,096

TOTAL				$74,928

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Bank of America Securities LLC	CLP/USD	07/10/14	$25,826	$(174)
	EUR/CHF	09/17/14	26,076	(52)
	INR/USD	07/02/14	50,060	(940)
	PLN/EUR	09/17/14	26,024	(291)
	USD/ILS	09/17/14	42,231	(336)
Barclays Bank PLC	HUF/USD	08/07/14	9,826	(16)
	IDR/USD	07/25/14	84,702	(1,051)
	PLN/EUR	09/17/14	26,024	(287)
	USD/ILS	09/17/14	52,059	(437)
BNP Paribas SA	EUR/CHF	09/17/14	52,166	(117)
	PLN/EUR	09/17/14	28,289	(88)
	USD/BRL	07/07/14	26,509	(509)
	USD/CHF	09/17/14	94,813	(1,379)
	USD/EUR	09/17/14	104,098	(43)
	USD/HUF	08/07/14	223,432	(655)
	USD/JPY	09/17/14	83,254	(810)
	USD/NZD	09/17/14	50,027	(1,438)
	USD/PLN	07/25/14	20,823	(122)
Citibank NA (London)	USD/BRL	07/09/14	26,387	(387)
	USD/CAD	09/17/14	102,364	(2,365)
	USD/CHF	09/17/14	96,276	(1,263)
	USD/MYR	08/05/14	75,034	(793)
	USD/SGD	09/17/14	62,087	(153)
Credit Suisse International (London)	CLP/USD	07/14/14	27,066	(77)
	JPY/CHF	09/17/14	58,677	(69)
	USD/CHF	09/17/14	84,745	(1,205)
	USD/MYR	08/18/14	26,041	(41)
	USD/RUB	07/09/14	26,395	(395)
	USD/RUB	07/21/14	52,750	(750)
	USD/TRY	08/08/14	66,073	(1,029)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Deutsche Bank AG (London)	HUF/USD	08/07/14	$64,045	$(367)
	HUF/USD	09/17/14	5,265	(24)
	IDR/USD	07/25/14	31,790	(69)
	PEN/USD	07/18/14	39,590	(130)
	PLN/EUR	09/17/14	274,535	(3,468)
	TRY/USD	09/17/14	3,945	(55)
	USD/AUD	09/17/14	85,350	(733)
	USD/GBP	07/24/14	130,825	(2,948)
	USD/GBP	09/17/14	99,197	(761)
	USD/ILS	09/17/14	83,970	(657)
	USD/JPY	09/17/14	84,726	(603)
	USD/MXN	09/17/14	26,067	(67)
	USD/MYR	07/30/14	52,254	(254)
	USD/PLN	07/25/14	73,993	(264)
	USD/RUB	07/18/14	16,470	(727)
	USD/THB	07/14/14	44,594	(196)
	USD/THB	08/08/14	77,004	(117)
	USD/THB	09/08/14	61,520	(821)
HSBC Bank PLC	PLN/USD	09/17/14	21,689	(15)
	USD/ILS	09/17/14	35,989	(294)
	USD/MYR	07/14/14	52,084	(84)
	USD/SGD	09/17/14	63,974	(199)
	USD/TWD	07/25/14	56,848	(478)
JPMorgan Securities, Inc.	INR/USD	07/17/14	29,159	(133)
	MXN/USD	09/17/14	114,911	(53)
	NOK/EUR	09/17/14	182,171	(3,934)
	PLN/USD	09/17/14	21,042	(4)
	TRY/USD	09/17/14	51,746	(254)
	USD/AUD	09/17/14	85,350	(728)
	USD/EUR	07/31/14	12,820	(66)
	USD/ILS	09/17/14	35,918	(243)
	USD/MXN	09/17/14	26,115	(115)
	USD/MYR	07/25/14	80,154	(804)
	USD/RUB	07/09/14	26,024	(24)
Merrill Lynch International Bank Ltd.	USD/PLN	07/25/14	53,864	(433)
	USD/ZAR	08/08/14	13,137	(41)
Morgan Stanley & Co. International PLC	MXN/USD	09/17/14	118,222	(342)
	USD/BRL	07/09/14	53,166	(922)
	USD/BRL	07/18/14	106,448	(3,488)
	USD/EUR	09/17/14	362,972	(1,840)
	USD/RUB	07/09/14	26,387	(387)
Royal Bank of Canada	CLP/USD	07/18/14	34,903	(115)
	USD/BRL	07/07/14	79,124	(1,719)
	USD/CAD	09/17/14	105,399	(2,399)
	USD/SGD	09/17/14	62,094	(114)
	USD/ZAR	08/08/14	165,016	(2,380)
Royal Bank of Scotland PLC	NOK/USD	07/08/14	29,826	(61)
	TRY/USD	09/17/14	127,094	(990)
	USD/AUD	07/11/14	15,383	(340)
	USD/CHF	09/17/14	95,760	(1,341)
	USD/GBP	09/17/14	104,328	(963)
	USD/TRY	09/17/14	130,181	(1,181)
Standard Chartered Bank	INR/USD	08/01/14	25,865	(23)
	USD/COP	07/18/14	323,664	(10,294)
	USD/MYR	07/25/14	24,496	(86)
	USD/TWD	08/22/14	51,040	(313)
State Street Bank and Trust	EUR/GBP	09/17/14	26,176	(152)
	NOK/EUR	09/17/14	52,049	(1,807)
	USD/CHF	09/17/14	96,112	(1,293)
	USD/EUR	09/17/14	52,104	(214)
	USD/JPY	09/17/14	187,119	(1,590)
	USD/MXN	08/08/14	399,654	(3,772)
	USD/MXN	09/17/14	60,165	(165)

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

UBS AG (London)	BRL/USD	07/28/14	$26,390	$(3)
	USD/BRL	07/03/14	26,597	(23)
	USD/BRL	07/23/14	26,334	(334)
	USD/CHF	09/17/14	95,864	(1,448)
	USD/JPY	09/17/14	82,379	(578)
	USD/NZD	09/17/14	50,027	(1,473)
	USD/RUB	07/18/14	195,743	(4,724)
	USD/TWD	08/01/14	51,143	(202)
Westpac Banking Corp.	USD/AUD	09/17/14	191,083	(1,763)
	USD/EUR	07/31/14	481,888	(4,219)
	USD/NZD	09/17/14	82,566	(98)
	USD/SGD	09/17/14	62,740	(190)
	USD/TWD	07/17/14	51,567	(244)

TOTAL				$(91,025)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(11)	September 2016	$(2,702,837)	$(4,625)
Eurodollars	(15)	December 2016	(3,675,938)	(11,096)
Eurodollars	(13)	March 2017	(3,178,987)	(5,317)
French 10 Year Government Bonds	(1)	September 2014	(192,428)	(29)
Ultra Long U.S. Treasury Bonds	4	September 2014	599,750	9,857
10 Year German Euro-Bund	4	September 2014	805,203	8,619
10 Year U.K. Long Gilt	(2)	September 2014	(376,234)	(312)
5 Year U.S. Treasury Notes	(34)	September 2014	(4,061,672)	3,774
10 Year U.S. Treasury Notes	7	September 2014	876,203	3,441
20 Year U.S. Treasury Bonds	(3)	September 2014	(411,562)	(6,443)

TOTAL				$(2,131)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	KRW	6,270	12/13/23	3 month KWCDC	3.488%	$—	$(264)
	EUR	170	12/18/23	1.750%	6 month EURO	—	10,340
	KRW	2,150	01/16/24	3 month KWCDC	3.445	—	(86)
	MXN	610	03/03/26	6.930	Mexico Interbank TIIE 28 Days	—	2,837
Barclays Bank PLC	BRL	1,000	01/04/16	8.980	1 month Brazilian Interbank Deposit Average	—	(12,583)
	KRW	211,330	05/30/23	3 month KWCDC	2.995	—	(626)
Citibank NA	BRL	610	01/04/16	8.890	1 month Brazilian Interbank Deposit Average	—	(8,957)
	PLN	1,300	01/21/18	6 month WIBOR	3.590	—	(14,423)
	CLP	22,720	03/13/19	6 month CLICP	4.650	—	(1,061)
	ZAR	820	05/09/23	3 month JIBAR	6.380	—	8,402
	PLN	340	07/29/23	6 month WIBOR	3.840	—	(7,484)
	EUR	170	12/18/23	1.750	6 month EURO	(2,291)	12,630
	KRW	6,300	12/18/23	3 month KWCDC	3.420	—	(229)
		73,270	01/10/24	3 month KWCDC	3.475	—	(3,120)
	COP	10,590	04/16/24	Colombia 90 days DTF	5.920	—	80

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)
					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Credit Suisse First Boston Corp.	CLP	20,370		04/28/17	6 month CLICP	3.980%	$—	$(189)
		18,420		02/28/19	6 month CLICP	4.573	—	(750)
	COP	35,680		04/15/19	Colombia 90 days DTF	5.110	—	244
		28,990		06/18/19	Colombia IBR Overnight Interbank	5.350	—	88
Deutsche Bank Securities, Inc.	BRL	380		01/04/16	10.370%	1 month Brazilian Interbank Deposit Average	—	(966)
	KRW	36,990		03/03/17	2.850	3 month KWCDC	—	177
	MYR	1,230		11/14/18	3 month KLIBOR	3.880	—	1,956
	CLP	66,510		04/10/19	6 month CLICP	4.430	—	(1,812)
	COP	19,820		06/17/19	Colombia IBR Overnight Interbank	5.320	—	73
	MXN	470		06/01/23	6.255	Mexico Interbank TIIE 28 Days	—	1,011
		170		11/03/23	6.860	Mexico Interbank TIIE 28 Days	—	923
	EUR	370		12/18/23	1.750	6 month EURO	(2,295)	24,799
JPMorgan Securities, Inc.	MYR	410		04/15/19	3 month KLIBOR	4.100	—	(404)
	COP	31,850		04/22/19	Colombia IBR Overnight Interbank	5.190	—	141
	KRW	6,820		12/23/23	3 month KWCDC	3.470	—	(276)
		54,420		01/07/24	3 month KWCDC	3.471	—	(2,302)
		36,950		01/15/24	3 month KWCDC	3.445	—	(1,476)
Morgan Stanley & Co. International PLC	CLP	3,300		04/15/19	6 month CLICP	4.350	—	(67)

TOTAL							$(4,586)	$6,626

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS
					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	GBP	370	(a)	03/05/17	6 month GBP	1.660%	$347	$2,379
		$1,020	(a)	09/17/17	1.500%	3 month LIBOR	7,735	3,145
	ZAR	390	(a)	06/13/19	7.640	3 month JIBAR	—	198
	EUR	410	(a)	09/17/19	1.500	6 month EURO	16,991	5,227
		$1,430	(a)	09/17/19	2.250	3 month LIBOR	18,795	10,950
	GBP	400	(a)	09/17/19	2.250	6 month GBP	1,196	(2,340)
	SEK	4,450	(a)	09/17/19	3 month STIBOR	1.750	(6,169)	(4,799)
	NZD	870	(a)	09/17/19	4.500	3 month NZDOR	(305)	(5,076)
	AUD	480	(a)	09/17/19	6 month AUDOR	3.750	(4,746)	(1,623)
	GBP	160	(a)	02/05/21	2.840	6 month GBP	(420)	242
	JPY	41,620	(a)	09/17/21	0.500	6 month JYOR	(60)	1,361
	GBP	520	(a)	03/05/22	2.780	6 month GBP	(3,227)	5,229
	EUR	710		12/18/23	6 month EURO	1.750	28,382	(71,572)
	HUF	37,140	(a)	01/29/24	6 month BUBOR	5.360	1	(23,766)
	ZAR	390	(a)	03/14/24	3 month JIBAR	8.550	—	(963)
		$200	(a)	03/20/24	4.250	3 month LIBOR	2,753	2,593
	GBP	130	(a)	03/20/24	6 month GBP	3.750	(1,908)	(1,058)
	CAD	270	(a)	09/17/24	2.750	6 month CDOR	(335)	837
		$490	(a)	09/17/24	3 month LIBOR	3.250	(18,299)	(6,358)
	GBP	75	(a)	09/17/24	3.000	6 month GBP	2,110	(382)
	AUD	160	(a)	09/17/24	4.500	6 month AUDOR	4,254	1,170
	EUR	190	(a)	09/17/24	6 month EURO	2.250	(15,644)	(3,405)
	JPY	67,860	(a)	09/17/24	6 month JYOR	0.750	1,984	(2,914)
	GBP	330	(a)	03/05/25	6 month GBP	3.100	3,331	(8,805)
	JPY	70,000	(a)	05/09/25	6 month JYOR	1.650	9,529	(11,687)
		43,000	(a)	05/09/27	1.880	6 month JYOR	(8,578)	11,445
		$830	(a)	09/17/29	3 month LIBOR	3.750	(48,517)	(22,185)
	GBP	100	(a)	02/05/36	6 month GBP	3.500	1,202	(2,772)
		10	(a)	09/17/44	3.500	6 month GBP	654	103
		$20	(a)	09/17/44	4.000	3 month LIBOR	2,083	538

TOTAL							$(6,861)	$(124,288)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

GOLDMAN SACHS WORLD BOND FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$12,187,395

Gross unrealized gain	314,774
Gross unrealized loss	(227,962)

Net unrealized security gain	$86,812

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) and Goldman Sachs Asset Management International (“GSAMI”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly perform price verification procedures and issue challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Senior Term Loans — Senior term loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, Assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by the price of referenced instrument) and record a realized gain or loss.

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the United States (“U.S.”) Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

v. Non-Deliverable Bond Forwards — A non-deliverable bond forward is a short term forward contract between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified future time and price. Non-deliverable bond forwards are marked-to-market daily using market quotations. Unrealized gains or losses on non-deliverable bond forwards are recorded by a Fund on a daily basis, and realized gains or losses are recorded on the termination date or sale of a contract.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM and GSAMI or their affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believe that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with their procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

what they believe to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from a third party pricing vendors, such as investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2014:

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$359,834,952	$—
Mortgage-Backed Obligations	—	378,551,311	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	244,653,283	48,582,756	—
Asset-Backed Securities	—	71,198,395	—
Foreign Debt Obligations	46,832	18,266,352	—
Municipal Debt Obligations	—	9,758,380	—
Government Guarantee Obligations	—	27,230,852	—
Short-term Investments	—	15,400,000	—
Total	$244,700,115	$928,822,998	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(23,711,251)	$—

Derivative Type
Assets
Options Purchased	$—	$4,771,152	$—
Forward Foreign Currency Exchange Contracts(a)	—	284,300	—
Futures Contracts(a)	347,389	—	—
Interest Rate Swap Contracts(a)	—	1,299,101	—
Credit Default Swap Contracts(a)	—	569,243	—
Total	$347,389	$6,923,796	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,304,282)	$—
Futures Contracts	(1,167,554)	—	—
Interest Rate Swap Contracts	—	(1,989,619)	—
Credit Default Swap Contracts	—	(284,985)	—
Total	$(1,167,554)	$(3,578,886)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE PLUS FIXED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$64,053,920	$—
Mortgage-Backed Obligations	—	79,713,875	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	37,239,235	8,738,972	—
Asset-Backed Securities	—	26,097,887	—
Foreign Debt Obligations	15,611	7,741,554	—
Structured Note	—	1,783,499	—
Municipal Debt Obligations	—	4,270,589	—
Government Guarantee Obligations	—	5,257,056	—
Short-term Investments	—	16,600,000	—
Total	$37,254,846	$214,257,352	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(6,915,782)	$—

Derivative Type
Assets
Options Purchased	$—	$1,953,449	$—
Forward Foreign Currency Exchange Contracts(a)	—	177,629	—
Futures Contracts(a)	204,206	—	—
Interest Rate Swap Contracts(a)	—	1,069,026	—
Credit Default Swap Contracts(a)	—	158,341	—
Total	$204,206	$3,358,445	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(390,519)	$—
Futures Contracts	(357,093)	—	—
Interest Rate Swap Contracts	—	(1,402,522)	—
Credit Default Swap Contracts	—	(151,454)	—
Total	$(357,093)	$(1,944,495)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GLOBAL INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$126,688,389	$48,617,312	$—
Corporate Obligations	—	96,068,306	—
Foreign Debt Obligations	—	14,787,884	—
Asset-Backed Securities	—	37,100,536	1,227,375
Mortgage-Backed Obligations	—	96,309,366	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	19,708,607	3,310,290	—
Municipal Debt Obligations	—	460,203	—
Government Guarantee Obligations	—	17,102,846	—
Short-term Investments	—	19,000,000	—
Total	$146,396,996	$332,756,743	$1,227,375
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(10,867,657)	$—

Derivative Type
Assets
Options Purchased	$—	$1,934,804	$—
Forward Foreign Currency Exchange Contracts(a)	—	747,352	—
Futures Contracts(a)	642,289	—	—
Interest Rate Swap Contracts(a)	—	2,828,509	—
Credit Default Swap Contracts(a)	—	408,224	—
Total	$642,289	$5,918,889	$—
Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(3,315,058)	$—
Futures Contracts(a)	(244,822)	—	—
Interest Rate Swap Contracts(a)	—	(2,877,224)	—
Credit Default Swap Contracts(a)	—	(110,085)	—
Written Options Contracts	—	(97,211)	—
Total	$(244,822)	$(6,399,578)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$2,253,309,812	$—
Mortgage-Backed Obligations	—	4,161,163,812	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	6,419,009,456	1,636,741,456	—
Asset-Backed Securities	—	3,263,693,498	94,927,965
Foreign Debt Obligations	1,464,750,735	1,974,238,769	—
Structured Notes	—	12,235,113	—
Municipal Debt Obligations	—	557,505,302	—
Government Guarantee Obligation	—	252,389,212	—
Senior Term Loans	—	302,808,193	—
Preferred Stocks	—	15,467,486	—
Short-term Investments	—	1,672,400,000	—
Total	$7,883,760,191	$16,101,952,653	$94,927,965
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(147,207,351)	$—

Derivative Type
Assets
Options Purchased	$—	$338,740,014	$—
Forward Foreign Currency Exchange Contracts(a)	—	89,476,432	—
Futures Contracts(a)	6,195,968	—	—
Interest Rate Swap Contracts(a)	—	162,885,738	—
Credit Default Swap Contracts(a)	—	4,797,453	—
Total Return Swap Contracts(a)	—	2,871,838	—
Total	$6,195,968	$598,771,475	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(164,333,156)	$—
Futures Contracts	(61,637,958)	—	—
Interest Rate Swap Contracts	—	(397,603,740)	—
Credit Default Swap Contracts	—	(20,832,865)	—
Total Return Swap Contracts	—	(3,059,556)	—
Total	$(61,637,958)	$(585,829,317)	$—

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

WORLD BOND

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Foreign Sovereign Debt Obligations	$3,252,713	$5,318,518	$—
Government Guaranteed Obligations	—	419,061	—
U.S. Treasury Obligations	2,883,915	—	—
Short-term Investments	—	400,000	—
Total	$6,136,628	$6,137,579	$—

Derivative Type
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$74,928	$—
Futures Contracts	25,691	—	—
Interest Rate Swap Contracts	—	109,118	—
Total	$25,691	$184,046	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(91,025)	$—
Futures Contracts	(27,822)	—	—
Interest Rate Swap Contracts	—	(226,780)	—
Total	$(27,822)	$(317,805)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Core Fixed Income	$15,400,000	$15,400,044	$15,819,942
Core Plus Fixed Income	16,600,000	16,600,047	17,052,665
Global Income	19,000,000	19,000,054	19,518,110
Strategic Income	697,400,000	697,401,984	716,417,373
World Bond	400,000	400,001	410,908

REPURCHASE AGREEMENTS — At June 30, 2014, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Core Fixed Income	Core Plus Fixed Income	Global Income	Strategic Income	World Bond
BNP Paribas Securities Co.	0.110%	$837,958	$903,254	$1,033,845	$37,947,546	$21,765
Citigroup Global Markets, Inc.	0.100	1,925,628	2,075,677	2,375,775	87,203,461	50,016
Merrill Lynch & Co., Inc.	0.100	2,513,875	2,709,762	3,101,534	113,842,638	65,295
TD Securities (USA) LLC	0.100	2,793,195	3,010,846	3,446,149	126,491,820	72,551
TD Securities (USA) LLC	0.110	2,793,195	3,010,846	3,446,149	126,491,820	72,551
Wells Fargo Securities LLC	0.100	4,536,149	4,889,615	5,596,548	205,422,715	117,822
TOTAL		$15,400,000	$16,600,000	$19,000,000	$697,400,000	$400,000

At June 30, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.126% to 1.460%	12/10/15 to 11/21/18
Federal Home Loan Bank	2.875	06/14/24
Federal Home Loan Mortgage Corp.	0.500 to 6.500	04/17/15 to 06/01/44
Federal National Mortgage Association	0.875 to 6.500	04/01/15 to 07/01/44
Government National Mortgage Association	2.500 to 6.500	05/20/27 to 06/15/44
United States Treasury Bonds	3.625 to 4.750	02/15/41 to 08/15/43
United States Treasury Notes	0.250 to 2.625	08/31/14 to 04/30/21

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Redemptions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Non-Diversification Risk — The Global Income and World Bond Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 26, 2014

*	Print the name and title of each signing officer under his or her signature.